UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

Investor Class (TWSAX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.62%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085705

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

I Class (AAAIX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.42%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085853

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

A Class (ACVAX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.87%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085887

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

C Class (ASTAX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$84	1.62%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085838

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R Class (AAARX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.12%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085713

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R5 Class (ASAUX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$22	0.42%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085499

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R6 Class (AAAUX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.27%

Fund Statistics
Net Assets	$681,799,629
Management Fees (dollars paid during the reporting period)	$1,672,495
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085622

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

Investor Class (TWSCX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.72%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085101

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

I Class (ACCIX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.52%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085879

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

A Class (ACCAX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$50	0.97%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085309

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

C Class (AACCX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$88	1.72%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085739

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R Class (AACRX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$63	1.22%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085721

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R5 Class (AACGX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$27	0.52%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085523

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R6 Class (AACDX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$19	0.37%

Fund Statistics
Net Assets	$284,612,386
Management Fees (dollars paid during the reporting period)	$898,944
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	821

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085648

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

Investor Class (TWSMX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.69%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085408

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

I Class (ASAMX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.49%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085861

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

A Class (ACOAX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.94%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085606

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

C Class (ASTCX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$87	1.69%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085846

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R Class (ASMRX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.19%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085820

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R5 Class (ASMUX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.49%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085515

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R6 Class (ASMDX)	January 31, 2025

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.34%

Fund Statistics
Net Assets	$753,847,293
Management Fees (dollars paid during the reporting period)	$2,257,098
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	837

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085630

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statement and Other Information

January 31, 2025

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Schedule of Investments

JANUARY 31, 2025 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 52.9%
American Century Diversified Corporate Bond ETF	288,278	$13,344,389
American Century Focused Dynamic Growth ETF(2)	362,256	38,902,672
American Century Focused Large Cap Value ETF	571,179	39,639,823
American Century Multisector Income ETF	556,847	24,256,255
American Century Quality Diversified International ETF	621,699	31,215,507
American Century Short Duration Strategic Income ETF	70,956	3,634,118
American Century U.S. Quality Growth ETF(3)	378,505	40,000,408
American Century U.S. Quality Value ETF	624,288	39,645,472
Avantis Emerging Markets Equity ETF	620,958	36,766,923
Avantis International Equity ETF(3)	413,247	26,389,953
Avantis International Small Cap Value ETF	128,889	8,581,430
Avantis U.S. Equity ETF	446,468	44,780,740
Avantis U.S. Small Cap Value ETF(3)	135,538	13,324,741
TOTAL AFFILIATED FUNDS (Cost $247,837,326)		360,482,431
COMMON STOCKS — 31.9%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,780	120,613
Axon Enterprise, Inc.(2)	439	286,307
Bombardier, Inc., Class B(2)	969	56,706
CAE, Inc.(2)(3)	6,871	162,018
Curtiss-Wright Corp.	1,015	352,144
Hexcel Corp.	2,793	182,104
Howmet Aerospace, Inc.	3,195	404,423
L3Harris Technologies, Inc.	2,622	555,890
Lockheed Martin Corp.	273	126,385
		2,246,590
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,270	104,057
Deutsche Post AG	5,089	183,218
DSV AS	926	184,472
FedEx Corp.	610	161,571
GXO Logistics, Inc.(2)	1,824	82,901
InPost SA(2)	3,025	49,488
Logista Integral SA	3,100	93,666
		859,373
Automobile Components — 0.2%
Aptiv PLC(2)	977	60,984
BorgWarner, Inc.	11,262	359,258
Continental AG	5,674	403,269
Hyundai Mobis Co. Ltd.	2,136	385,453
Linamar Corp.	4,799	186,697
		1,395,661
Automobiles — 0.4%
Bayerische Motoren Werke AG	5,572	452,500
Ferrari NV	1,054	452,203
Kia Corp.	2,865	199,913
Mercedes-Benz Group AG	7,019	427,037
Stellantis NV	6,110	81,580
Tesla, Inc.(2)	2,358	954,047
2

	Shares/Principal Amount	Value
Volvo Car AB, Class B(2)	58,058	$131,425
		2,698,705
Banks — 1.3%
Bancorp, Inc.(2)	2,098	128,104
Bank Central Asia Tbk. PT	785,700	453,883
Bank of America Corp.	9,703	449,249
Bankinter SA(3)	6,770	57,681
Barclays PLC	247,333	906,474
BNP Paribas SA	1,918	131,018
BPER Banca SpA(3)	15,718	107,074
Commerce Bancshares, Inc.	11,042	737,606
First Hawaiian, Inc.	10,458	288,850
Fukuoka Financial Group, Inc.	4,100	111,275
ING Groep NV, Series N	19,124	317,858
JPMorgan Chase & Co.	3,054	816,334
Mebuki Financial Group, Inc.	27,300	120,707
NU Holdings Ltd., Class A(2)	69,296	917,479
PNC Financial Services Group, Inc.	1,021	205,170
Regions Financial Corp.	16,203	399,242
Societe Generale SA	20,173	653,001
Triumph Financial, Inc.(2)	1,223	94,244
Truist Financial Corp.	18,157	864,636
U.S. Bancorp	19,007	908,155
Westamerica Bancorporation	4,620	239,131
		8,907,171
Beverages — 0.2%
Ambev SA	33,300	63,477
Celsius Holdings, Inc.(2)	5,065	126,524
Heineken NV(3)	5,476	380,459
Lifedrink Co., Inc.	4,200	57,977
PepsiCo, Inc.	2,856	430,371
Pernod Ricard SA	4,144	473,283
Royal Unibrew AS	128	8,848
		1,540,939
Biotechnology — 0.7%
AbbVie, Inc.	2,140	393,546
ADMA Biologics, Inc.(2)	6,856	110,724
Alkermes PLC(2)	2,489	78,478
Alnylam Pharmaceuticals, Inc.(2)	2,053	556,999
Amgen, Inc.	505	144,137
Amicus Therapeutics, Inc.(2)	26,241	251,389
Arcutis Biotherapeutics, Inc.(2)	3,960	52,430
Argenx SE, ADR(2)	202	132,336
Biohaven Ltd.(2)	1,387	53,053
BioMarin Pharmaceutical, Inc.(2)	4,202	266,239
Blueprint Medicines Corp.(2)	960	108,029
Bridgebio Pharma, Inc.(2)	2,481	84,875
Celldex Therapeutics, Inc.(2)	1,481	36,270
Centessa Pharmaceuticals PLC, ADR(2)	2,689	45,498
Crinetics Pharmaceuticals, Inc.(2)	1,561	62,908
CSL Ltd.	2,225	384,130
Cytokinetics, Inc.(2)	879	43,475
Halozyme Therapeutics, Inc.(2)	1,965	111,298
Insmed, Inc.(2)	2,221	170,084
3

	Shares/Principal Amount	Value
Madrigal Pharmaceuticals, Inc.(2)(3)	395	$132,246
Metsera, Inc.(2)	715	18,948
Mineralys Therapeutics, Inc.(2)	2,077	21,393
Natera, Inc.(2)	3,751	663,627
Newamsterdam Pharma Co. NV(2)	911	20,306
Nuvalent, Inc., Class A(2)	638	54,747
PeptiDream, Inc.(2)	3,700	50,782
Revolution Medicines, Inc.(2)	1,880	80,746
Scholar Rock Holding Corp.(2)	1,625	65,618
Telix Pharmaceuticals Ltd.(2)	5,969	107,219
Twist Bioscience Corp.(2)	1,883	98,613
Vaxcyte, Inc.(2)	1,456	128,594
Vera Therapeutics, Inc.(2)	1,058	39,442
Vertex Pharmaceuticals, Inc.(2)	471	217,451
Viking Therapeutics, Inc.(2)	717	23,482
		4,809,112
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	10,800	132,478
Amazon.com, Inc.(2)	7,654	1,819,203
Isetan Mitsukoshi Holdings Ltd.(3)	4,800	82,951
Ollie's Bargain Outlet Holdings, Inc.(2)	691	77,053
Ryohin Keikaku Co. Ltd.	4,400	116,586
		2,228,271
Building Products — 0.3%
A.O. Smith Corp.	1,443	97,114
AZEK Co., Inc.(2)	6,147	314,911
Fortune Brands Innovations, Inc.	1,917	137,391
Hayward Holdings, Inc.(2)	13,045	196,458
Janus International Group, Inc.(2)	4,641	38,474
JELD-WEN Holding, Inc.(2)	7,621	67,979
Johnson Controls International PLC	12,443	970,554
Munters Group AB	2,484	39,466
Reliance Worldwide Corp. Ltd.	20,921	69,659
Sanwa Holdings Corp.	3,000	93,894
		2,025,900
Capital Markets — 1.6%
AllianceBernstein Holding LP	5,572	223,214
Ameriprise Financial, Inc.	575	312,432
ARES Management Corp., Class A	6,840	1,355,825
Bank of New York Mellon Corp.	7,603	653,326
Blackrock, Inc.	332	357,066
Bolsa Mexicana de Valores SAB de CV	68,505	105,855
Coinbase Global, Inc., Class A(2)	2,474	720,750
Donnelley Financial Solutions, Inc.(2)	1,555	103,205
Hamilton Lane, Inc., Class A	1,003	159,658
Integral Corp.(3)	1,800	47,130
Intercontinental Exchange, Inc.	1,263	201,865
Intermediate Capital Group PLC	3,704	107,930
KKR & Co., Inc.	1,826	305,070
London Stock Exchange Group PLC	4,931	733,772
LPL Financial Holdings, Inc.	3,023	1,109,109
Marex Group PLC	1,312	46,825
Morgan Stanley	4,090	566,179
MSCI, Inc.	1,378	822,349
4

	Shares/Principal Amount	Value
Northern Trust Corp.	6,905	$775,362
Partners Group Holding AG	191	290,158
S&P Global, Inc.	940	490,125
St. James's Place PLC	8,306	107,859
Swissquote Group Holding SA	268	116,343
T. Rowe Price Group, Inc.	4,961	580,040
TPG, Inc.	8,779	590,388
		10,881,835
Chemicals — 0.5%
Air Liquide SA	3,110	543,261
Akzo Nobel NV(3)	5,757	326,986
Arkema SA	3,185	253,844
Aspen Aerogels, Inc.(2)	2,497	29,190
Avient Corp.	6,381	273,745
DSM-Firmenich AG	3,844	392,431
Ecolab, Inc.	1,175	293,973
Element Solutions, Inc.	24,133	622,873
Linde PLC	1,002	447,012
PPG Industries, Inc.	2,392	275,989
Solvay SA	693	21,181
Tokyo Ohka Kogyo Co. Ltd.	3,600	80,213
		3,560,698
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	5,628	300,310
Casella Waste Systems, Inc., Class A(2)	1,942	208,843
Clean Harbors, Inc.(2)	601	140,033
Daiei Kankyo Co. Ltd.	4,700	85,738
Element Fleet Management Corp.	2,114	41,528
Elis SA	1,344	27,514
GFL Environmental, Inc.	6,142	264,905
Republic Services, Inc.	4,213	913,673
		1,982,544
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	5,940	684,466
Extreme Networks, Inc.(2)	4,961	78,433
F5, Inc.(2)	1,252	372,170
Motorola Solutions, Inc.	730	342,553
		1,477,622
Construction and Engineering — 0.3%
AtkinsRealis Group, Inc.	2,301	115,292
Construction Partners, Inc., Class A(2)	1,600	128,640
Eiffage SA	4,265	381,022
EMCOR Group, Inc.	854	382,643
Fugro NV	1,030	16,441
Kinden Corp.	4,700	96,143
Ventia Services Group Pty. Ltd.	20,972	49,301
Vinci SA	5,258	568,983
		1,738,465
Construction Materials — 0.2%
CRH PLC	5,325	527,335
Knife River Corp.(2)	1,321	136,829
Vulcan Materials Co.	1,303	357,217
		1,021,381
Consumer Finance — 0.1%
American Express Co.	1,095	347,608
5

	Shares/Principal Amount	Value
Dave, Inc.(2)	778	$74,548
Zip Co. Ltd.(2)(3)	58,055	86,195
		508,351
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.(2)	1,770	125,875
Casey's General Stores, Inc.	575	242,518
Costco Wholesale Corp.	341	334,139
Dollar Tree, Inc.(2)	5,659	415,088
Koninklijke Ahold Delhaize NV	18,678	662,124
Maplebear, Inc.(2)	3,189	153,965
Marks & Spencer Group PLC	19,498	80,772
PriceSmart, Inc.	1,135	103,251
Redcare Pharmacy NV(2)	690	86,513
Sysco Corp.	4,388	319,973
Tsuruha Holdings, Inc.	700	42,842
		2,567,060
Containers and Packaging — 0.2%
Ball Corp.	3,153	175,622
Graphic Packaging Holding Co.	27,553	755,779
Packaging Corp. of America	550	116,963
Verallia SA	17,170	528,493
		1,576,857
Distributors — 0.1%
D'ieteren Group	316	53,005
LKQ Corp.	4,571	170,909
Pool Corp.	1,851	637,207
		861,121
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	4,686	574,504
Duolingo, Inc.(2)	2,187	796,046
Stride, Inc.(2)	1,280	172,672
		1,543,222
Diversified REITs — 0.2%
British Land Co. PLC	67,723	314,987
Essential Properties Realty Trust, Inc.	13,997	449,304
Merlin Properties Socimi SA	23,733	273,506
Stockland	55,107	174,579
		1,212,376
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(3)	3,484	116,690
Gamma Communications PLC	3,062	50,670
Orange SA	46,081	495,579
Verizon Communications, Inc.	6,736	265,331
		928,270
Electric Utilities — 0.6%
Duke Energy Corp.	920	103,031
Edison International	11,549	623,646
Evergy, Inc.	11,135	714,533
Eversource Energy	10,624	612,792
Iberdrola SA	26,308	371,773
NextEra Energy, Inc.	8,974	642,180
PPL Corp.	3,214	107,990
Xcel Energy, Inc.	8,736	587,059
		3,763,004
6

	Shares/Principal Amount	Value
Electrical Equipment — 0.6%
AMETEK, Inc.	1,202	$221,841
Eaton Corp. PLC	1,225	399,889
Emerson Electric Co.	3,447	447,938
Furukawa Electric Co. Ltd.	1,300	59,444
GE Vernova, Inc.	350	130,508
Hubbell, Inc.	672	284,263
Nexans SA	209	20,393
Regal Rexnord Corp.	3,058	485,396
Schneider Electric SE	2,309	585,619
Siemens Energy AG(2)	7,282	433,259
Signify NV	9,564	206,455
SWCC Corp.	900	43,885
Vertiv Holdings Co., Class A	5,542	648,525
		3,967,415
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	1,036	206,309
Cognex Corp.	1,249	49,835
Keyence Corp.	1,400	602,992
Littelfuse, Inc.	568	135,389
Maruwa Co. Ltd.(3)	300	73,452
Mirion Technologies, Inc., Class A(2)	4,074	64,532
TE Connectivity PLC	2,613	386,646
Yokogawa Electric Corp.	2,100	46,097
		1,565,252
Energy Equipment and Services — 0.2%
Aris Water Solutions, Inc., Class A	1,170	29,870
Baker Hughes Co.	9,864	455,520
DOF Group ASA(2)	6,842	57,449
Expro Group Holdings NV(2)	9,094	114,857
Schlumberger NV	11,032	444,369
Subsea 7 SA	6,086	100,397
TechnipFMC PLC	1,370	41,168
Transocean Ltd.(2)(3)	36,549	143,272
		1,386,902
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	496	48,366
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	73,880
Netflix, Inc.(2)	46	44,931
Spotify Technology SA(2)	861	472,301
Walt Disney Co.	1,228	138,838
		778,316
Financial Services — 0.5%
Adyen NV(2)	273	440,654
Block, Inc.(2)	1,902	172,740
Corpay, Inc.(2)	3,111	1,183,704
Edenred SE	7,013	241,950
Infratil Ltd.	11,226	71,382
Mastercard, Inc., Class A	1,426	792,043
Payoneer Global, Inc.(2)	7,987	84,662
Shift4 Payments, Inc., Class A(2)(3)	1,007	120,689
Visa, Inc., Class A	799	273,098
Worldline SA(2)	6,667	58,999
		3,439,921
7

	Shares/Principal Amount	Value
Food Products — 0.3%
AAK AB	3,333	$96,872
Conagra Brands, Inc.	24,076	623,328
General Mills, Inc.	7,359	442,570
Kerry Group PLC, Class A	3,000	308,075
Mondelez International, Inc., Class A	10,644	617,246
Nomad Foods Ltd.	5,987	106,928
Toyo Suisan Kaisha Ltd.	1,200	77,539
Vital Farms, Inc.(2)	1,531	67,173
		2,339,731
Gas Utilities — 0.2%
Brookfield Infrastructure Corp., Class A(3)	2,388	99,628
Nippon Gas Co. Ltd.	1,900	26,643
ONE Gas, Inc.	6,814	481,341
Spire, Inc.	7,500	532,200
		1,139,812
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	2,688	213,619
CSX Corp.	14,552	478,324
Knight-Swift Transportation Holdings, Inc.	2,763	157,740
Kyushu Railway Co.(3)	2,700	65,656
Norfolk Southern Corp.	4,558	1,163,657
Saia, Inc.(2)	147	70,576
Schneider National, Inc., Class B	3,491	103,857
Uber Technologies, Inc.(2)	3,929	262,654
Union Pacific Corp.	1,453	360,039
XPO, Inc.(2)	4,274	571,306
		3,447,428
Health Care Equipment and Supplies — 1.2%
Alphatec Holdings, Inc.(2)	12,504	147,422
Becton Dickinson & Co.	2,900	718,040
Dexcom, Inc.(2)	10,156	881,846
Envista Holdings Corp.(2)	17,304	355,078
GE HealthCare Technologies, Inc.	8,432	744,546
Hologic, Inc.(2)	5,301	382,414
IDEXX Laboratories, Inc.(2)	1,567	661,352
Insulet Corp.(2)	2,096	583,484
Integer Holdings Corp.(2)	838	119,180
Intuitive Surgical, Inc.(2)	592	338,553
Lantheus Holdings, Inc.(2)	1,101	101,854
Mani, Inc.(3)	600	5,582
Medtronic PLC	5,132	466,088
Neogen Corp.(2)	7,353	84,265
SI-BONE, Inc.(2)	6,316	105,856
Terumo Corp.	27,800	521,915
UFP Technologies, Inc.(2)	445	122,224
Ypsomed Holding AG(3)	140	55,014
Zimmer Biomet Holdings, Inc.	13,147	1,439,334
		7,834,047
Health Care Providers and Services — 1.1%
Addus HomeCare Corp.(2)	285	35,671
Cardinal Health, Inc.	3,294	407,336
Cencora, Inc.	4,710	1,197,329
Centene Corp.(2)	6,968	446,161
8

	Shares/Principal Amount	Value
Chartwell Retirement Residences	37,931	$418,889
Cigna Group	1,114	327,750
Encompass Health Corp.	930	92,321
HealthEquity, Inc.(2)	1,445	159,557
Henry Schein, Inc.(2)	12,402	992,160
Labcorp Holdings, Inc.	3,087	771,133
NeoGenomics, Inc.(2)	8,287	118,504
Option Care Health, Inc.(2)	2,988	92,389
Pediatrix Medical Group, Inc.(2)	3,724	52,062
Quest Diagnostics, Inc.	4,094	667,731
RadNet, Inc.(2)	2,664	174,412
Surgery Partners, Inc.(2)	2,429	61,915
Talkspace, Inc.(2)	17,030	52,793
UnitedHealth Group, Inc.	1,470	797,460
Universal Health Services, Inc., Class B	2,471	465,932
		7,331,505
Health Care REITs — 0.5%
Aedifica SA	571	34,401
American Healthcare REIT, Inc.	17,149	485,145
CareTrust REIT, Inc.	9,130	241,945
Healthpeak Properties, Inc.	16,528	341,469
Ventas, Inc.	17,301	1,045,326
Welltower, Inc.	10,150	1,385,272
		3,533,558
Health Care Technology — 0.1%
Pro Medicus Ltd.	251	42,955
Schrodinger, Inc.(2)	822	20,612
Veeva Systems, Inc., Class A(2)	1,343	313,268
		376,835
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	362	157,851
Japan Hotel REIT Investment Corp.	312	144,479
Ryman Hospitality Properties, Inc.	1,796	188,293
		490,623
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	3,005	394,166
Brinker International, Inc.(2)	616	112,093
Chipotle Mexican Grill, Inc.(2)	16,882	985,065
DoorDash, Inc., Class A(2)	2,300	434,309
GENDA, Inc.(2)(3)	5,500	101,837
Guzman y Gomez Ltd.(2)(3)	1,680	41,177
Hilton Worldwide Holdings, Inc.	7,383	1,890,565
Just Eat Takeaway.com NV(2)	4,543	54,859
Life Time Group Holdings, Inc.(2)	4,244	123,034
MakeMyTrip Ltd.(2)	4,036	441,014
Planet Fitness, Inc., Class A(2)	1,376	148,828
Round One Corp.	11,900	100,433
Trip.com Group Ltd., ADR(2)	7,037	493,786
Viking Holdings Ltd.(2)	5,765	291,882
		5,613,048
Household Durables — 0.2%
Barratt Redrow PLC	29,472	165,094
Breville Group Ltd.(3)	1,609	37,901
Champion Homes, Inc.(2)	1,258	116,151
9

	Shares/Principal Amount	Value
Mohawk Industries, Inc.(2)	2,843	$347,699
Taylor Wimpey PLC	278,917	413,075
TopBuild Corp.(2)	991	339,596
		1,419,516
Household Products — 0.5%
Church & Dwight Co., Inc.	8,705	918,552
Colgate-Palmolive Co.	1,903	164,990
Henkel AG & Co. KGaA, Preference Shares	4,192	366,312
Kimberly-Clark Corp.	5,588	726,272
Procter & Gamble Co.	2,945	488,840
Reckitt Benckiser Group PLC	14,011	926,530
		3,591,496
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.(2)	665	147,450
TransAlta Corp.	8,627	99,190
Vistra Corp.	6,060	1,018,262
		1,264,902
Industrial Conglomerates — 0.2%
Hitachi Ltd.	18,800	472,640
Honeywell International, Inc.	1,365	305,378
LG Corp.(2)	3,987	204,390
		982,408
Industrial REITs — 0.5%
EastGroup Properties, Inc.	1,822	309,048
Goodman Group(3)	28,763	641,419
Mapletree Industrial Trust	45,600	70,300
Prologis, Inc.	16,830	2,006,977
Segro PLC	6,983	61,741
Tritax Big Box REIT PLC	37,343	67,507
Warehouses De Pauw CVA	7,274	156,246
		3,313,238
Insurance — 0.7%
Allstate Corp.	3,546	682,002
Goosehead Insurance, Inc., Class A	855	91,630
Hanover Insurance Group, Inc.	2,982	456,514
HCI Group, Inc.(3)	604	73,646
Just Group PLC	45,456	93,116
Kinsale Capital Group, Inc.	158	69,827
Marsh & McLennan Cos., Inc.	1,073	232,712
MetLife, Inc.	3,127	270,517
NN Group NV	8,253	378,782
Palomar Holdings, Inc.(2)	1,011	109,057
Progressive Corp.	1,260	310,514
Prudential Financial, Inc.	1,731	209,036
Prudential PLC	47,126	392,179
Reinsurance Group of America, Inc.	918	209,175
Ryan Specialty Holdings, Inc., Class A	6,307	419,920
Skyward Specialty Insurance Group, Inc.(2)	1,288	57,033
Storebrand ASA	7,133	83,990
Willis Towers Watson PLC	2,328	767,227
		4,906,877
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	9,780	1,995,316
CAR Group Ltd.	3,031	75,531
10

	Shares/Principal Amount	Value
Cargurus, Inc.(2)	2,423	$94,982
Hemnet Group AB	2,491	82,775
Meta Platforms, Inc., Class A	1,818	1,252,929
Pinterest, Inc., Class A(2)	17,195	566,747
QuinStreet, Inc.(2)	5,581	132,046
Scout24 SE	882	85,767
Tencent Holdings Ltd.	13,000	683,997
		4,970,090
IT Services — 0.8%
Accenture PLC, Class A	969	373,017
Amdocs Ltd.	6,934	611,509
BIPROGY, Inc.	1,500	46,348
Cloudflare, Inc., Class A(2)	8,174	1,131,282
Cognizant Technology Solutions Corp., Class A	4,204	347,292
GDS Holdings Ltd., ADR(2)	1,409	30,589
GDS Holdings Ltd., Class A(2)	8,700	23,519
Globant SA(2)	345	73,595
Grid Dynamics Holdings, Inc.(2)	2,418	54,623
Indra Sistemas SA(3)	3,807	72,966
International Business Machines Corp.	1,599	408,864
MongoDB, Inc.(2)	2,686	734,138
NEC Corp.	5,300	525,648
NEXTDC Ltd.(2)	52,717	479,407
NTT Data Group Corp.	27,600	535,622
		5,448,419
Leisure Products — 0.1%
BRP, Inc.(3)	1,505	71,970
MIPS AB	1,066	51,966
Thule Group AB	1,362	43,124
Tomy Co. Ltd.	2,800	86,285
YETI Holdings, Inc.(2)	2,903	108,166
		361,511
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	3,047	461,681
Avantor, Inc.(2)	11,101	247,330
Bio-Techne Corp.	3,187	234,404
Danaher Corp.	1,976	440,134
ICON PLC(2)	1,166	232,127
IQVIA Holdings, Inc.(2)	4,970	1,000,759
Lonza Group AG	672	426,110
Mettler-Toledo International, Inc.(2)	191	260,608
Siegfried Holding AG(2)	64	71,885
Thermo Fisher Scientific, Inc.	606	362,237
West Pharmaceutical Services, Inc.	1,661	567,315
		4,304,590
Machinery — 0.7%
Albany International Corp., Class A	1,985	160,289
CNH Industrial NV	16,285	209,751
Crane Co.	2,023	344,557
Cummins, Inc.	1,328	473,100
Daimler Truck Holding AG	5,512	242,734
Deere & Co.	452	215,405
Dover Corp.	972	197,977
Fluidra SA(3)	2,772	71,171
11

	Shares/Principal Amount	Value
Georg Fischer AG(3)	603	$47,490
Konecranes OYJ	1,040	62,566
Miura Co. Ltd.	3,600	86,751
Organo Corp.(3)	1,200	59,401
Oshkosh Corp.	6,064	705,850
Parker-Hannifin Corp.	445	314,637
RBC Bearings, Inc.(2)	574	200,182
Techtronic Industries Co. Ltd.	26,500	356,401
Timken Co.	3,335	267,700
Weir Group PLC	11,654	347,648
Xylem, Inc.	2,031	251,925
		4,615,535
Media — 0.4%
CyberAgent, Inc.(3)	6,900	51,373
Fox Corp., Class B	3,387	164,608
Interpublic Group of Cos., Inc.	13,418	384,694
Magnite, Inc.(2)	2,336	40,179
Omnicom Group, Inc.	4,160	361,046
Trade Desk, Inc., Class A(2)	8,792	1,043,435
WPP PLC	39,955	379,818
		2,425,153
Metals and Mining — 0.2%
Acerinox SA(3)	4,253	42,678
Alamos Gold, Inc., Class A	3,328	69,590
ATI, Inc.(2)	1,430	81,639
Capstone Copper Corp.(2)(3)	13,057	73,130
Carpenter Technology Corp.	950	183,407
ERO Copper Corp.(2)	8,919	119,423
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Hudbay Minerals, Inc.	4,594	37,868
Reliance, Inc.	1,150	332,925
Sandfire Resources Ltd.(2)(3)	16,216	98,346
Vale SA	11,700	108,310
		1,147,319
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc.	13,201	711,666
WEC Energy Group, Inc.	2,551	253,212
		964,878
Office REITs — 0.1%
Kilroy Realty Corp.	3,955	154,324
Vornado Realty Trust	12,459	538,976
		693,300
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Energy, Inc.	1,163	260,105
ConocoPhillips	2,098	207,345
Coterra Energy, Inc.	15,028	416,576
Eni SpA	5,168	72,757
Enterprise Products Partners LP	28,826	941,169
EOG Resources, Inc.	1,521	191,327
EQT Corp.	6,561	335,398
Gaztransport Et Technigaz SA	575	87,837
Kosmos Energy Ltd.(2)	34,728	110,435
Occidental Petroleum Corp.	9,429	439,863
Parkland Corp.	7,982	177,671
12

	Shares/Principal Amount	Value
Permian Resources Corp.	35,113	$514,406
Repsol SA	12,453	144,727
Shell PLC	2,354	77,293
Targa Resources Corp.	4,018	790,743
		4,767,652
Paper and Forest Products — 0.0%
Mondi PLC	15,510	241,424
Passenger Airlines — 0.1%
Southwest Airlines Co.	16,897	518,907
Personal Care Products — 0.3%
elf Beauty, Inc.(2)	2,326	232,391
Estee Lauder Cos., Inc., Class A	4,802	400,631
Interparfums, Inc.	913	128,751
Kenvue, Inc.	26,453	563,184
Unilever PLC	6,555	375,451
		1,700,408
Pharmaceuticals — 0.8%
ALK-Abello AS(2)	3,161	71,179
AstraZeneca PLC	3,354	470,820
Bristol-Myers Squibb Co.	1,779	104,872
Camurus AB(2)	435	23,315
Edgewise Therapeutics, Inc.(2)	1,909	53,490
Eli Lilly & Co.	687	557,212
GSK PLC	35,896	625,293
H Lundbeck AS	6,680	40,877
Haleon PLC	76,227	355,310
Hikma Pharmaceuticals PLC	4,544	128,820
Merck & Co., Inc.	2,206	217,997
Novo Nordisk AS, Class B	9,271	782,701
Roche Holding AG	1,939	609,567
Sanofi SA	1,498	162,806
Sanofi SA, ADR	10,736	583,394
Santen Pharmaceutical Co. Ltd.	2,300	23,144
Verona Pharma PLC, ADR(2)	1,547	88,643
Zoetis, Inc.	1,888	322,659
		5,222,099
Professional Services — 0.5%
Adecco Group AG	16,530	393,508
ALS Ltd.	9,159	92,339
Arcadis NV	443	25,291
BayCurrent, Inc.(3)	3,300	140,718
Equifax, Inc.	867	238,234
Experian PLC	9,875	486,439
First Advantage Corp.(2)	5,812	109,731
Korn Ferry	1,700	120,241
Paylocity Holding Corp.(2)	512	105,226
RELX PLC	11,612	576,610
TechnoPro Holdings, Inc.	1,000	19,961
Teleperformance SE	5,047	472,610
Verisk Analytics, Inc.	2,269	652,201
Verra Mobility Corp.(2)	5,177	136,621
		3,569,730
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	812	117,529
13

	Shares/Principal Amount	Value
Colliers International Group, Inc.	435	$61,922
Colliers International Group, Inc. (Toronto)	309	43,966
CTP NV	9,865	164,015
FirstService Corp.	363	66,019
FirstService Corp. (Toronto)	859	156,220
Katitas Co. Ltd.(3)	3,500	48,933
Mitsui Fudosan Co. Ltd.	43,500	392,622
PSP Swiss Property AG	327	48,305
Savills PLC	3,139	41,448
TAG Immobilien AG(2)	3,776	56,117
Tokyo Tatemono Co. Ltd.	20,600	317,675
		1,514,771
Residential REITs — 0.5%
American Homes 4 Rent, Class A	5,367	185,859
AvalonBay Communities, Inc.	3,325	736,521
Camden Property Trust	2,357	268,014
Equity Residential	7,441	525,558
Essex Property Trust, Inc.	2,350	668,739
Invitation Homes, Inc.	7,894	245,898
Sun Communities, Inc.	3,377	427,191
UNITE Group PLC	28,836	305,425
		3,363,205
Retail REITs — 0.6%
Agree Realty Corp.(3)	7,948	576,786
Charter Hall Retail REIT	21,119	42,412
Kite Realty Group Trust	7,251	167,861
Link REIT	57,200	236,337
Realty Income Corp.	13,214	722,013
Regency Centers Corp.	7,946	570,841
Scentre Group	167,013	377,962
Simon Property Group, Inc.	5,691	989,437
Unibail-Rodamco-Westfield	3,285	275,042
Urban Edge Properties	19,123	388,962
		4,347,653
Semiconductors and Semiconductor Equipment — 1.4%
Analog Devices, Inc.	3,098	656,435
Applied Materials, Inc.	733	132,196
ARM Holdings PLC, ADR(2)	632	100,836
ASML Holding NV	925	684,281
Broadcom, Inc.	5,111	1,130,911
Credo Technology Group Holding Ltd.(2)	1,842	128,977
Impinj, Inc.(2)	399	50,629
MACOM Technology Solutions Holdings, Inc.(2)	1,151	152,220
Marvell Technology, Inc.	3,046	343,772
Monolithic Power Systems, Inc.	976	622,073
Nova Ltd.(2)	346	84,832
NVIDIA Corp.	22,113	2,655,108
ON Semiconductor Corp.(2)	6,585	344,659
Onto Innovation, Inc.(2)	457	93,575
Rambus, Inc.(2)	2,274	140,124
Silicon Laboratories, Inc.(2)	856	116,065
SUMCO Corp.	65,800	485,802
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	1,401,670
Teradyne, Inc.	2,433	281,717
14

	Shares/Principal Amount	Value
Tower Semiconductor Ltd.(2)	1,550	$75,779
		9,681,661
Software — 2.5%
ACI Worldwide, Inc.(2)	2,529	135,428
Agilysys, Inc.(2)	874	78,852
AppLovin Corp., Class A(2)	3,995	1,476,512
BlackLine, Inc.(2)	1,803	115,122
Cadence Design Systems, Inc.(2)	2,966	882,741
Crowdstrike Holdings, Inc., Class A(2)	519	206,598
CyberArk Software Ltd.(2)	677	251,154
Datadog, Inc., Class A(2)	7,757	1,107,002
Descartes Systems Group, Inc.(2)	852	98,622
DocuSign, Inc.(2)	6,462	625,069
Dynatrace, Inc.(2)	2,539	146,627
Elastic NV(2)	647	72,839
Fair Isaac Corp.(2)	419	785,022
Guidewire Software, Inc.(2)	3,820	807,051
HubSpot, Inc.(2)	1,206	940,113
Kinaxis, Inc.(2)	492	56,646
Klaviyo, Inc., Class A(2)	3,327	153,075
Manhattan Associates, Inc.(2)	2,924	609,917
Microsoft Corp.	8,013	3,325,876
Money Forward, Inc.(2)(3)	1,200	33,210
nCino, Inc.(2)	2,530	86,045
Onestream, Inc.(2)	2,736	81,478
Open Text Corp.	5,280	155,347
Palantir Technologies, Inc., Class A(2)	26,780	2,209,082
Q2 Holdings, Inc.(2)	2,001	190,435
Salesforce, Inc.	811	277,119
SAP SE	3,544	976,635
ServiceNow, Inc.(2)	137	139,518
SimilarWeb Ltd.(2)	3,956	64,127
Tenable Holdings, Inc.(2)	1,911	82,345
Workday, Inc., Class A(2)	1,156	302,941
Zscaler, Inc.(2)	3,195	647,275
		17,119,823
Specialized REITs — 1.0%
American Tower Corp.	2,606	481,980
Big Yellow Group PLC	10,388	122,497
CubeSmart	5,941	247,740
Digital Core REIT Management Pte. Ltd.	90,800	50,239
Digital Realty Trust, Inc.	4,101	671,990
Equinix, Inc.	1,801	1,645,502
Extra Space Storage, Inc.	598	92,092
Iron Mountain, Inc.	4,357	442,540
Keppel DC REIT	3,800	6,129
Lamar Advertising Co., Class A	2,676	338,300
National Storage Affiliates Trust	1,302	48,369
Public Storage	3,940	1,176,011
SBA Communications Corp.	1,624	320,837
VICI Properties, Inc.	30,614	911,379
Weyerhaeuser Co.	5,666	173,493
		6,729,098
Specialty Retail — 0.5%
Aritzia, Inc.(2)	1,725	82,965
15

	Shares/Principal Amount	Value
Auto1 Group SE(2)	4,420	$85,424
Boot Barn Holdings, Inc.(2)	1,034	166,319
Burlington Stores, Inc.(2)	2,938	834,187
CarMax, Inc.(2)	1,595	136,596
Fast Retailing Co. Ltd.	1,000	329,357
Home Depot, Inc.	1,745	718,905
JB Hi-Fi Ltd.	1,360	84,852
RH(2)	133	55,742
Sanrio Co. Ltd.	3,600	134,335
TJX Cos., Inc.	3,775	471,082
Tractor Supply Co.	4,385	238,369
Warby Parker, Inc., Class A(2)	4,375	121,231
		3,459,364
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	11,384	2,686,624
HP, Inc.	16,912	549,640
Samsung Electronics Co. Ltd.	19,470	695,346
		3,931,610
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	5,900	131,512
Deckers Outdoor Corp.(2)	780	138,341
Hanesbrands, Inc.(2)	13,293	107,939
Levi Strauss & Co., Class A	2,087	39,716
On Holding AG, Class A(2)	13,832	828,260
		1,245,768
Tobacco — 0.1%
British American Tobacco PLC	17,287	685,878
KT&G Corp.	1,739	131,874
		817,752
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	271	70,468
Ashtead Group PLC	4,182	272,549
Beacon Roofing Supply, Inc.(2)	5,091	602,469
Beijer Ref AB(3)	2,853	42,335
Bunzl PLC	11,357	483,430
Core & Main, Inc., Class A(2)	6,986	394,290
Diploma PLC	2,013	112,713
Ferguson Enterprises, Inc.	880	159,386
H&E Equipment Services, Inc.	400	35,476
Herc Holdings, Inc.	275	56,089
Howden Joinery Group PLC	2,588	26,158
MonotaRO Co. Ltd.(3)	24,800	427,270
MSC Industrial Direct Co., Inc., Class A	8,147	655,100
Rexel SA	12,076	319,699
SGH Ltd.(3)	2,539	74,908
SiteOne Landscape Supply, Inc.(2)	1,214	172,752
Sumitomo Corp.	12,300	266,667
United Rentals, Inc.	206	156,160
WESCO International, Inc.	2,119	392,015
		4,719,934
Transportation Infrastructure — 0.0%
Enav SpA	16,513	59,075
Flughafen Zurich AG	429	103,279
16

	Shares/Principal Amount	Value
SATS Ltd.	33,400	$83,127
		245,481
TOTAL COMMON STOCKS (Cost $160,449,318)		217,184,493
U.S. TREASURY SECURITIES — 8.7%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,150,000	2,128,403
U.S. Treasury Bonds, 2.375%, 2/15/42	4,599,000	3,290,890
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	196,748
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	34,539
U.S. Treasury Bonds, 4.75%, 11/15/43	40,000	39,617
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	272,884
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	75,865
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	37,738
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	312,896	318,085
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	525,496	516,916
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	921,538	721,254
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	425,404	318,225
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,556,801	1,322,481
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	495,730	366,941
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	522,800	386,316
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	666,506	374,332
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	1,133,370	625,782
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	6,107,250	6,098,669
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	3,007,625	2,956,559
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	437,325	422,734
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	8,021,520	7,977,616
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	944,673	831,569
U.S. Treasury Notes, 4.625%, 2/28/26	6,220,000	6,243,873
U.S. Treasury Notes, 4.25%, 12/31/26	1,500,000	1,501,113
U.S. Treasury Notes, 2.75%, 7/31/27	311,000	300,279
U.S. Treasury Notes, 3.875%, 11/30/27	3,895,000	3,858,256
U.S. Treasury Notes, 4.375%, 8/31/28	3,830,000	3,841,221
U.S. Treasury Notes, 1.50%, 11/30/28(5)	6,900,000	6,225,768
U.S. Treasury Notes, 3.50%, 4/30/30	3,550,000	3,408,416
U.S. Treasury Notes, 4.375%, 11/30/30	1,870,000	1,867,991
U.S. Treasury Notes, 4.375%, 5/15/34	2,550,000	2,519,520
TOTAL U.S. TREASURY SECURITIES (Cost $63,114,100)		59,080,600
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.9%
FHLMC, 4.50%, 10/1/52	2,737,591	2,582,544
FHLMC, 5.50%, 12/1/52	1,286,832	1,276,437
FHLMC, 5.00%, 6/1/53	1,359,429	1,316,728
FNMA, 4.50%, 10/1/52	2,725,098	2,571,480
FNMA, 5.50%, 3/1/54	1,287,456	1,274,796
GNMA, 2.00%, TBA	1,620,000	1,297,772
GNMA, 5.50%, TBA	2,665,000	2,646,262
GNMA, 7.00%, 12/15/27	1,047	1,053
GNMA, 7.00%, 5/15/31	2,569	2,652
GNMA, 6.50%, 10/15/38	103,763	110,392
GNMA, 4.50%, 6/15/41	84,871	82,075
UMBS, 3.50%, TBA	2,960,000	2,619,369
UMBS, 4.00%, TBA	2,813,000	2,572,576
UMBS, 4.50%, TBA	1,404,000	1,321,405
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,691,135)		19,675,541
17

		Shares/Principal Amount	Value
CORPORATE BONDS — 0.9%
Aerospace and Defense — 0.0%
TransDigm, Inc., 4.625%, 1/15/29		$190,000	$180,022
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	109,882
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	322,694
Banks — 0.3%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	142,325
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	103,791
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	122,819
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	104,027
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	158,087
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,272,871
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	206,786
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	25,023
			2,135,729
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		$46,000	45,143
Olin Corp., 5.125%, 9/15/27		70,000	69,304
			114,447
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	192,896
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.875%, 11/15/28		258,000	273,897
Electric Utilities — 0.0%
Duke Energy Progress LLC, 4.15%, 12/1/44		40,000	32,514
MidAmerican Energy Co., 5.85%, 9/15/54		45,000	45,503
			78,017
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	10,483
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		60,000	58,927
			69,410
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		270,000	251,389
Kaiser Foundation Hospitals, 3.00%, 6/1/51		70,000	45,376
			296,765
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		110,000	103,919
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)		142,000	146,455
MGM Resorts International, 4.625%, 9/1/26		39,000	38,675
Station Casinos LLC, 4.625%, 12/1/31(6)		530,000	481,456
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		200,000	198,996
			969,501
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		253,000	242,829
Meritage Homes Corp., 5.125%, 6/6/27		190,000	190,224
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		66,000	58,018
			491,071
Leisure Products — 0.0%
Mattel, Inc., 5.45%, 11/1/41		200,000	181,754
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		155,000	155,776
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		215,000	212,021
18

		Shares/Principal Amount	Value
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		$30,000	$26,750
Oil, Gas and Consumable Fuels — 0.0%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,712
MEG Energy Corp., 5.875%, 2/1/29(6)		70,000	68,971
			135,683
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		176,540	176,560
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		180,000	168,671
Specialty Retail — 0.0%
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)		210,000	187,137
TOTAL CORPORATE BONDS (Cost $6,836,088)			6,478,683
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	55,246
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	66,281
			121,527
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	30,914
Canada — 0.0%
Province of British Columbia, 2.85%, 6/18/25	CAD	201,000	138,298
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	87,428
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,310
			238,036
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$60,000	55,375
China — 0.0%
China Government Bonds, 3.25%, 6/6/26	CNY	400,000	56,627
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	44,713
			101,340
Colombia — 0.1%
Colombia Government International Bonds, 3.25%, 4/22/32		$850,000	658,073
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	6,500,000,000	399,247
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	35,000,000	176,628
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	26,500,000	154,693
			331,321
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	250,000	56,347
Mexico — 0.1%
Mexico Bonos, 8.50%, 3/1/29	MXN	16,700,000	772,679
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	510,000	43,408
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		$300,000	357,411
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.625%, 1/13/35(6)		$450,000	454,796
South Africa — 0.0%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	7,000,000	316,675
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	3,200,000	96,646
19

		Shares/Principal Amount	Value
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	1,100,000	$1,317,039
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,860,844)			5,350,834
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		$1,419	1,385
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		394,022	394,988
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		768,416	770,118
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		487,145	489,047
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		558,017	559,613
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		7,953	7,013
			2,222,164
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)		176,675	176,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,400,075)			2,398,972
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.57%, (3-month SOFR plus 1.27%), 7/25/36(6)		250,000	250,834
ARES XLVIII CLO Ltd., Series 2018-48A, Class B, VRN, 6.13%, (3-month SOFR plus 1.84%), 7/20/30(6)		325,000	326,381
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.15%, (3-month SOFR plus 1.85%), 7/15/37(6)		675,000	678,460
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/17/30(6)		250,000	250,162
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/18/30(6)		175,000	175,428
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.66%, (3-month SOFR plus 2.36%), 1/25/32(6)		300,000	300,497
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,982,156)			1,981,762
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)		430,000	418,855
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.57%, (1-month SOFR plus 1.26%), 11/15/38(6)		397,000	396,001
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)		398,000	403,954
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)		398,000	415,709
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)		313,000	314,996
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,953,750)			1,949,515
PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		300,000	297,993
Electric Utilities — 0.0%
Enel SpA, 2.25%		100,000	101,672
Insurance — 0.0%
Allianz SE, 2.625%		200,000	180,823
Generali, 4.60%		100,000	105,036
			285,859
Oil, Gas and Consumable Fuels — 0.0%
Eni SpA, 3.375%		200,000	202,966
TOTAL PREFERRED STOCKS (Cost $1,156,563)			888,490
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		$172,919	159,040
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)		300,000	294,673
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)		227,275	219,064
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)		120,888	112,199
TOTAL ASSET-BACKED SECURITIES (Cost $823,550)			784,976
20

	Shares/Principal Amount	Value
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	477	$288,423
iShares MSCI EAFE Small-Cap ETF(3)	735	45,981
TOTAL EXCHANGE-TRADED FUNDS (Cost $331,118)		334,404
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	$30,000	33,803
New York City GO, 6.27%, 12/1/37	5,000	5,268
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	32,553
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	64,322
State of California GO, 4.60%, 4/1/38	30,000	28,133
State of California GO, 7.60%, 11/1/40	40,000	47,305
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	29,658
TOTAL MUNICIPAL SECURITIES (Cost $288,172)		241,042
SHORT-TERM INVESTMENTS — 2.9%
Commercial Paper(8) — 0.8%
Bank of Montreal, VRN, 4.79%, (SOFR plus 0.30%), 5/30/25(6)	2,500,000	2,501,551
Ionic Funding LLC, 4.80%, 3/21/25 (LOC: Citibank N.A.)(6)	750,000	745,495
JP Morgan Securities LLC, VRN, 4.64%, (SOFR plus 0.27%), 6/30/25(6)	750,000	750,340
Natixis SA, 5.02%, 2/27/25(6)	1,500,000	1,495,123
		5,492,509
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,019,694	9,019,694
State Street Navigator Securities Lending Government Money Market Portfolio(9)	5,360,306	5,360,306
		14,380,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,870,117)		19,872,509
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $532,594,312)		696,704,252
OTHER ASSETS AND LIABILITIES — (2.2)%		(14,904,623)
TOTAL NET ASSETS — 100.0%		$681,799,629

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	125,047	AUD	196,363	Bank of America N.A.	3/19/25	$2,946
BRL	2,264,139	USD	373,886	Citibank N.A.	3/19/25	9,951
USD	60,038	BRL	377,895	Goldman Sachs & Co.	3/19/25	(4,027)
CAD	6,580	USD	4,573	Bank of America N.A.	3/28/25	(36)
CAD	40,832	USD	28,135	Bank of America N.A.	3/28/25	24
CAD	5,996	USD	4,187	Citibank N.A.	3/28/25	(52)
CAD	3,723	USD	2,595	Citibank N.A.	3/28/25	(27)
CAD	38,079	USD	26,512	Citibank N.A.	3/28/25	(252)
CAD	3,658	USD	2,530	Citibank N.A.	3/28/25	(7)
USD	247,074	CAD	347,981	Citibank N.A.	3/19/25	7,194
USD	10,314	CAD	14,787	Bank of America N.A.	3/28/25	116
USD	269,184	CAD	381,513	Citibank N.A.	3/28/25	6,083
USD	111,975	CAD	158,701	Citibank N.A.	3/28/25	2,530
USD	13,617	CAD	19,593	Citibank N.A.	3/28/25	105
USD	35,251	CAD	50,566	Citibank N.A.	3/28/25	379
USD	12,125	CAD	17,363	Citibank N.A.	3/28/25	151
USD	16,661	CAD	23,929	Citibank N.A.	3/28/25	159
USD	3,481	CAD	5,000	Citibank N.A.	3/28/25	33
USD	12,129	CAD	17,368	Citibank N.A.	3/28/25	152
21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,093	CAD	21,595	Citibank N.A.	3/28/25	$201
USD	8,763	CAD	12,580	Citibank N.A.	3/28/25	87
USD	9,814	CAD	14,023	Citibank N.A.	3/28/25	144
USD	3,673	CAD	5,260	Citibank N.A.	3/28/25	46
USD	11,908	CAD	17,021	Citibank N.A.	3/28/25	170
USD	3,331	CAD	4,762	Citibank N.A.	3/28/25	47
USD	17,462	CAD	25,072	Citibank N.A.	3/28/25	172
USD	13,028	CAD	18,814	Citibank N.A.	3/28/25	54
USD	14,678	CAD	20,995	Citibank N.A.	3/28/25	199
CLP	87,816,215	USD	90,413	Goldman Sachs & Co.	3/19/25	(928)
CNY	2,806,700	USD	391,833	JPMorgan Chase Bank N.A.	3/19/25	(2,707)
COP	880,824,950	USD	197,428	Goldman Sachs & Co.	3/19/25	10,790
CZK	6,467,223	USD	272,902	UBS AG	3/19/25	(6,339)
DKK	318,349	USD	44,598	UBS AG	3/28/25	(208)
DKK	42,378	USD	5,916	UBS AG	3/28/25	(7)
DKK	32,042	USD	4,444	UBS AG	3/28/25	24
DKK	56,228	USD	7,783	UBS AG	3/28/25	57
DKK	34,522	USD	4,827	UBS AG	3/28/25	(14)
DKK	50,233	USD	7,047	UBS AG	3/28/25	(42)
DKK	30,388	USD	4,253	UBS AG	3/28/25	(15)
USD	196,654	DKK	1,388,830	UBS AG	3/28/25	2,995
USD	6,076	DKK	42,917	UBS AG	3/28/25	91
USD	14,714	DKK	104,595	UBS AG	3/28/25	129
USD	9,665	DKK	69,044	UBS AG	3/28/25	37
USD	4,647	DKK	33,489	UBS AG	3/28/25	(23)
USD	4,785	DKK	34,522	UBS AG	3/28/25	(29)
USD	6,457	DKK	46,099	UBS AG	3/28/25	29
USD	14,225	DKK	100,879	UBS AG	3/28/25	158
EUR	118,962	USD	123,066	Citibank N.A.	3/19/25	595
EUR	58,984	USD	60,712	Morgan Stanley	3/19/25	602
EUR	5,633	USD	5,821	Bank of America N.A.	3/28/25	37
EUR	7,215	USD	7,608	Bank of America N.A.	3/28/25	(105)
EUR	15,269	USD	15,965	Bank of America N.A.	3/28/25	(85)
EUR	4,147	USD	4,338	UBS AG	3/28/25	(25)
USD	67,673	EUR	65,535	JPMorgan Chase Bank N.A.	3/19/25	(451)
USD	2,954,514	EUR	2,801,849	UBS AG	3/19/25	41,983
USD	633,123	EUR	600,430	Bank of America N.A.	3/28/25	8,692
USD	43,176	EUR	40,947	Bank of America N.A.	3/28/25	593
USD	77,267	EUR	74,198	Bank of America N.A.	3/28/25	103
USD	632,643	EUR	600,430	Goldman Sachs & Co.	3/28/25	8,211
USD	43,143	EUR	40,947	Goldman Sachs & Co.	3/28/25	560
USD	43,125	EUR	40,947	JPMorgan Chase Bank N.A.	3/28/25	541
USD	632,369	EUR	600,430	JPMorgan Chase Bank N.A.	3/28/25	7,938
USD	632,703	EUR	600,429	UBS AG	3/28/25	8,272
USD	43,148	EUR	40,947	UBS AG	3/28/25	564
USD	5,068	EUR	4,818	UBS AG	3/28/25	58
USD	15,379	EUR	14,789	UBS AG	3/28/25	(2)
USD	5,216	EUR	5,058	UBS AG	3/28/25	(44)
USD	7,733	EUR	7,407	UBS AG	3/28/25	30
USD	6,058	EUR	5,801	UBS AG	3/28/25	25
GBP	17,649	USD	22,411	Bank of America N.A.	3/28/25	(532)
USD	1,503,665	GBP	1,180,082	Morgan Stanley	3/19/25	40,689
USD	396,363	GBP	313,129	Bank of America N.A.	3/28/25	8,183
USD	22,372	GBP	17,606	Bank of America N.A.	3/28/25	547
22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,486	GBP	23,411	Bank of America N.A.	3/28/25	$(536)
USD	25,460	GBP	20,378	Bank of America N.A.	3/28/25	198
USD	41,032	GBP	32,947	Bank of America N.A.	3/28/25	188
USD	396,269	GBP	313,129	Goldman Sachs & Co.	3/28/25	8,089
USD	20,153	GBP	16,339	Goldman Sachs & Co.	3/28/25	(102)
USD	25,474	GBP	20,687	Morgan Stanley	3/28/25	(172)
HUF	47,724,457	USD	121,622	Citibank N.A.	3/19/25	(569)
IDR	1,311,144,078	USD	82,424	JPMorgan Chase Bank N.A.	3/19/25	(2,203)
INR	25,787,457	USD	302,793	Citibank N.A.	3/19/25	(6,193)
USD	345,596	JPY	52,094,017	UBS AG	3/19/25	8,054
MXN	10,231,055	USD	498,946	Goldman Sachs & Co.	3/19/25	(8,447)
USD	804,266	MXN	16,452,618	Morgan Stanley	3/19/25	15,492
MYR	1,994,316	USD	452,616	Goldman Sachs & Co.	3/19/25	(3,876)
USD	44,592	NOK	497,544	Citibank N.A.	3/19/25	636
PEN	392,743	USD	104,997	Bank of America N.A.	3/19/25	372
PLN	1,514,390	USD	373,751	UBS AG	3/19/25	(1,927)
RON	850,337	USD	179,444	Citibank N.A.	3/19/25	(2,424)
THB	12,362,505	USD	364,541	JPMorgan Chase Bank N.A.	3/19/25	3,519
TRY	2,484,365	USD	64,509	UBS AG	3/19/25	2,226
USD	349,477	ZAR	6,241,138	Morgan Stanley	3/19/25	16,645
ZAR	951,667	USD	50,467	JPMorgan Chase Bank N.A.	3/19/25	285
ZAR	7,045,017	USD	393,651	UBS AG	3/19/25	(17,949)
						$168,825

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	5	March 2025	$687,381	$(14,023)
Euro-OAT 10-Year Bonds	10	March 2025	1,279,945	(26,054)
U.K. Gilt 10-Year Bonds	10	March 2025	1,150,255	(21,209)
U.S. Treasury 10-Year Notes	34	March 2025	3,700,687	(82,347)
U.S. Treasury Ultra Bonds	22	March 2025	2,606,313	(149,637)
			$9,424,581	$(293,270)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	93	March 2025	$10,357,875	$221,178
^Amount represents value and unrealized appreciation (depreciation).

23

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$1,300,000	$53,908	$62,044	$115,952
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$12,680,000	951,374	156,337	1,107,711
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	818,936	55,138	34,007	89,145
						$1,060,420	$252,388	$1,312,808
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

24

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,810,597. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,627,370.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,533,997, which represented 2.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,068,233, which includes securities collateral of $1,707,927.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

JANUARY 31, 2025 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $247,837,326) — including $3,466,561 of securities on loan	$360,482,431
Investment securities - unaffiliated, at value (cost of $279,396,680) — including $3,344,036 of securities on loan	330,861,515
Investment made with cash collateral received for securities on loan, at value (cost of $5,360,306)	5,360,306
Total investment securities, at value (cost of $532,594,312)	696,704,252
Foreign currency holdings, at value (cost of $61,297)	17,086
Receivable for investments sold	1,028,896
Receivable for capital shares sold	272,120
Receivable for variation margin on futures contracts	21,964
Unrealized appreciation on forward foreign currency exchange contracts	229,180
Interest and dividends receivable	1,010,906
Securities lending receivable	7,834
Other assets	23,695
699,315,933

Liabilities
Payable for collateral received for securities on loan	5,360,306
Payable for investments purchased	11,355,146
Payable for capital shares redeemed	389,625
Payable for variation margin on swap agreements	21,112
Unrealized depreciation on forward foreign currency exchange contracts	60,355
Accrued management fees	280,622
Distribution and service fees payable	49,138
17,516,304

Net Assets	$681,799,629

Net Assets Consist of:
Capital (par value and paid-in surplus)	$507,796,899
Distributable earnings (loss)	174,002,730
$681,799,629

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$249,554,355	30,736,843	$8.12
I Class, $0.01 Par Value	$32,382,256	4,037,440	$8.02
A Class, $0.01 Par Value	$152,310,451	18,493,441	$8.24
C Class, $0.01 Par Value	$13,133,546	1,659,896	$7.91
R Class, $0.01 Par Value	$14,271,852	1,734,152	$8.23
R5 Class, $0.01 Par Value	$13,908	1,733	$8.03
R6 Class, $0.01 Par Value	$220,133,261	27,581,859	$7.98
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.74 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
26

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,145,682
Interest (net of foreign taxes withheld of $1,492)	2,237,437
Dividends (net of foreign taxes withheld of $45,064)	1,616,487
Securities lending, net	112,734
8,112,340

Expenses:
Management fees	3,496,595
Distribution and service fees:
A Class	191,290
C Class	67,028
R Class	35,850
Directors' fees and expenses	9,751
Other expenses	28,461
3,828,975
Fees waived(1)	(1,824,100)
2,004,875

Net investment income (loss)	6,107,465

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $8,417,505 from affiliated funds)	15,525,756
Forward foreign currency exchange contract transactions	315,386
Futures contract transactions	379,059
Swap agreement transactions	809,415
Foreign currency translation transactions	(10,293)
17,019,323

Change in net unrealized appreciation (depreciation) on:
Investments (including $15,037,076 from affiliated funds)	20,353,079
Forward foreign currency exchange contracts	229,473
Futures contracts	(701,567)
Swap agreements	(352,865)
Translation of assets and liabilities in foreign currencies	(15,457)
19,512,663

Net realized and unrealized gain (loss)	36,531,986

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,639,451
(1)Amount consists of $679,593, $88,694, $411,533, $36,050, $38,563, $36 and $569,631 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$6,107,465	$12,269,695
Net realized gain (loss)	17,019,323	28,829,823
Change in net unrealized appreciation (depreciation)	19,512,663	37,763,145
Net increase (decrease) in net assets resulting from operations	42,639,451	78,862,663

Distributions to Shareholders
From earnings:
Investor Class	(15,941,418)	(5,694,464)
I Class	(2,153,201)	(1,435,120)
A Class	(9,269,895)	(3,064,551)
C Class	(735,773)	(193,914)
R Class	(824,049)	(251,898)
R5 Class	(901)	(653)
R6 Class	(14,489,592)	(5,004,998)
Decrease in net assets from distributions	(43,414,829)	(15,645,598)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,062,717	(67,260,838)

Net increase (decrease) in net assets	19,287,339	(4,043,773)

Net Assets
Beginning of period	662,512,290	666,556,063
End of period	$681,799,629	$662,512,290

See Notes to Financial Statements.
28

Notes to Financial Statements

JANUARY 31, 2025 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

29

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested
30

in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$132,710	—	—	—	$132,710
Common Stocks	5,051,565	—	—	—	5,051,565
Exchange-Traded Funds	176,031	—	—	—	176,031
Total Borrowings	$5,360,306	—	—	—	$5,360,306
Gross amount of recognized liabilities for securities lending transactions					$5,360,306
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2025, the investment advisor agreed to waive an additional 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.61%
I Class	0.70% to 0.95%	0.95%	0.41%
A Class	0.90% to 1.15%	1.15%	0.61%
C Class	0.90% to 1.15%	1.15%	0.61%
R Class	0.90% to 1.15%	1.15%	0.61%
R5 Class	0.70% to 0.95%	0.95%	0.41%
R6 Class	0.55% to 0.80%	0.80%	0.26%

31

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,819 and $9,405, respectively. The effect of interfund transactions on the Statement of Operations was $(855) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2025 totaled $170,548,402, of which $60,990,808 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2025 totaled $153,425,341, of which $38,777,917 represented U.S. Treasury and Government Agency obligations.

32

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,017,356	$8,410,946	1,998,297	$15,048,008
Issued in reinvestment of distributions	1,986,899	15,716,369	757,363	5,604,485
Redeemed	(2,985,547)	(24,839,754)	(5,880,647)	(43,821,326)
	18,708	(712,439)	(3,124,987)	(23,168,833)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	250,218	2,055,456	511,844	3,792,337
Issued in reinvestment of distributions	273,931	2,139,399	195,325	1,427,827
Redeemed	(565,983)	(4,666,832)	(4,431,143)	(33,472,555)
	(41,834)	(471,977)	(3,723,974)	(28,252,391)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	786,939	6,615,519	1,760,537	12,994,816
Issued in reinvestment of distributions	1,134,414	9,098,002	399,673	2,997,550
Redeemed	(1,654,796)	(13,852,238)	(3,538,542)	(26,871,299)
	266,557	1,861,283	(1,378,332)	(10,878,933)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	115,127	927,772	270,232	1,973,647
Issued in reinvestment of distributions	95,431	735,773	26,793	193,715
Redeemed	(257,407)	(2,071,593)	(649,897)	(4,709,502)
	(46,849)	(408,048)	(352,872)	(2,542,140)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	102,897	860,629	258,075	1,958,824
Issued in reinvestment of distributions	101,876	817,046	33,342	250,061
Redeemed	(221,525)	(1,860,018)	(456,216)	(3,418,011)
	(16,752)	(182,343)	(164,799)	(1,209,126)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	40	324	445	3,176
Issued in reinvestment of distributions	115	901	89	653
Redeemed	—	—	(1,996)	(15,242)
	155	1,225	(1,462)	(11,413)
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	3,133,828	25,565,488	4,548,197	33,446,543
Issued in reinvestment of distributions	1,864,812	14,489,592	687,500	5,004,998
Redeemed	(2,449,122)	(20,080,064)	(5,430,890)	(39,649,543)
	2,549,518	19,975,016	(195,193)	(1,198,002)
Net increase (decrease)	2,729,503	$20,062,717	(8,941,619)	$(67,260,838)
6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
33

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$360,482,431	—	—
Common Stocks	167,042,683	$50,141,810	—
U.S. Treasury Securities	—	59,080,600	—
U.S. Government Agency Mortgage-Backed Securities	—	19,675,541	—
Corporate Bonds	—	6,478,683	—
Sovereign Governments and Agencies	—	5,350,834	—
Collateralized Mortgage Obligations	—	2,398,972	—
Collateralized Loan Obligations	—	1,981,762	—
Commercial Mortgage-Backed Securities	—	1,949,515	—
Preferred Stocks	—	888,490	—
Asset-Backed Securities	—	784,976	—
Exchange-Traded Funds	334,404	—	—
Municipal Securities	—	241,042	—
Short-Term Investments	14,380,000	5,492,509	—
	$542,239,518	$154,464,734	—
Other Financial Instruments
Futures Contracts	$221,178	—	—
Swap Agreements	—	$1,312,808	—
Forward Foreign Currency Exchange Contracts	—	229,180	—
	$221,178	$1,541,988	—

Liabilities
Other Financial Instruments
Futures Contracts	$231,984	$61,286	—
Forward Foreign Currency Exchange Contracts	—	60,355	—
	$231,984	$121,641	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $11,598,275.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other
34

appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $21,412,784.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $21,081,024 futures contracts purchased and $5,376,289 futures contracts sold.

Value of Derivative Instruments as of January 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$21,112
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$229,180	Unrealized depreciation on forward foreign currency exchange contracts	60,355
Interest Rate Risk	Receivable for variation margin on futures contracts*	21,964	Payable for variation margin on futures contracts*	—
		$251,144		$81,467
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$809,415	Change in net unrealized appreciation (depreciation) on swap agreements	$(352,865)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	315,386	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	229,473
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	379,059	Change in net unrealized appreciation (depreciation) on futures contracts	(701,567)
		$1,503,860		$(824,959)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

35

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$535,646,582
Gross tax appreciation of investments	$177,210,453
Gross tax depreciation of investments	(16,152,783)
Net tax appreciation (depreciation) of investments	$161,057,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

36

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,565	—	—	$(221)	$13,344	288	—	$341
American Century Focused Dynamic Growth ETF(3)	40,113	—	$5,007	3,797	38,903	362	$5,143	—
American Century Focused Large Cap Value ETF	38,905	$287	872	1,320	39,640	571	341	366
American Century Multisector Income ETF	23,082	1,329	—	(155)	24,256	557	—	745
American Century Quality Diversified International ETF	30,053	1,058	145	250	31,216	622	(1)	393
American Century Short Duration Strategic Income ETF	3,647	—	—	(13)	3,634	71	—	104
American Century U.S. Quality Growth ETF(4)	35,678	1,276	3,019	6,065	40,000	379	2,461	40
American Century U.S. Quality Value ETF	36,875	535	587	2,822	39,645	624	55	312
Avantis Emerging Markets Equity ETF	36,647	9,880	7,213	(2,547)	36,767	621	1,354	783
Avantis International Equity ETF(4)	19,478	10,739	3,475	(352)	26,390	413	17	385
Avantis International Small Cap Value ETF	9,014	205	389	(249)	8,581	129	85	204
Avantis U.S. Equity ETF	41,243	585	290	3,243	44,781	446	122	297
Avantis U.S. Small Cap Value ETF(4)	14,647	145	1,068	(399)	13,325	136	260	115
American Century Emerging Markets Bond ETF	5,185	—	6,661	1,476	—	—	(1,419)	61
	$348,132	$26,039	$28,726	$15,037	$360,482	5,219	$8,418	$4,146
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$8.15	0.07	0.45	0.52	(0.15)	(0.40)	(0.55)	$8.12	6.49%	0.62%	1.16%	1.77%	1.23%	24%	$249,554
2024	$7.39	0.14	0.80	0.94	(0.14)	(0.04)	(0.18)	$8.15	12.93%	0.62%	1.16%	1.88%	1.34%	29%	$250,281
2023	$7.20	0.13	0.42	0.55	(0.11)	(0.25)	(0.36)	$7.39	8.35%	0.63%	1.17%	1.85%	1.31%	28%	$249,998
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
2020	$7.91	0.08	0.58	0.66	(0.13)	(0.99)	(1.12)	$7.45	8.82%	0.84%	1.16%	1.06%	0.74%	109%	$262,987
I Class
2025(3)	$8.06	0.08	0.45	0.53	(0.17)	(0.40)	(0.57)	$8.02	6.66%	0.42%	0.96%	1.97%	1.43%	24%	$32,382
2024	$7.31	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.06	13.16%	0.42%	0.96%	2.08%	1.54%	29%	$32,894
2023	$7.13	0.14	0.42	0.56	(0.13)	(0.25)	(0.38)	$7.31	8.51%	0.43%	0.97%	2.05%	1.51%	28%	$57,065
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	8.97%	0.64%	0.96%	1.26%	0.94%	109%	$46,105
A Class
2025(3)	$8.25	0.06	0.46	0.52	(0.13)	(0.40)	(0.53)	$8.24	6.40%	0.87%	1.41%	1.52%	0.98%	24%	$152,310
2024	$7.48	0.12	0.81	0.93	(0.12)	(0.04)	(0.16)	$8.25	12.63%	0.87%	1.41%	1.63%	1.09%	29%	$150,330
2023	$7.28	0.11	0.44	0.55	(0.10)	(0.25)	(0.35)	$7.48	8.12%	0.88%	1.42%	1.60%	1.06%	28%	$146,576
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
2020	$7.97	0.06	0.59	0.65	(0.11)	(0.99)	(1.10)	$7.52	8.58%	1.09%	1.41%	0.81%	0.49%	109%	$147,856
C Class
2025(3)	$7.91	0.03	0.44	0.47	(0.07)	(0.40)	(0.47)	$7.91	5.98%	1.62%	2.16%	0.77%	0.23%	24%	$13,134
2024	$7.18	0.06	0.77	0.83	(0.06)	(0.04)	(0.10)	$7.91	11.73%	1.62%	2.16%	0.88%	0.34%	29%	$13,504
2023	$7.00	0.06	0.41	0.47	(0.04)	(0.25)	(0.29)	$7.18	7.29%	1.63%	2.17%	0.85%	0.31%	28%	$14,782
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338
2020	$7.75	—(4)	0.58	0.58	(0.05)	(0.99)	(1.04)	$7.29	7.80%	1.84%	2.16%	0.06%	(0.26)%	109%	$29,423

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$8.23	0.05	0.46	0.51	(0.11)	(0.40)	(0.51)	$8.23	6.27%	1.12%	1.66%	1.27%	0.73%	24%	$14,272
2024	$7.46	0.11	0.80	0.91	(0.10)	(0.04)	(0.14)	$8.23	12.38%	1.12%	1.66%	1.38%	0.84%	29%	$14,413
2023	$7.27	0.09	0.43	0.52	(0.08)	(0.25)	(0.33)	$7.46	7.71%	1.13%	1.67%	1.35%	0.81%	28%	$14,296
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729
2020	$7.96	0.04	0.59	0.63	(0.09)	(0.99)	(1.08)	$7.51	8.16%	1.34%	1.66%	0.56%	0.24%	109%	$16,353
R5 Class
2025(3)	$8.07	0.08	0.45	0.53	(0.17)	(0.40)	(0.57)	$8.03	6.65%	0.42%	0.96%	1.97%	1.43%	24%	$14
2024	$7.32	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.07	13.14%	0.42%	0.96%	2.08%	1.54%	29%	$13
2023	$7.13	0.15	0.42	0.57	(0.13)	(0.25)	(0.38)	$7.32	8.66%	0.43%	0.97%	2.05%	1.51%	28%	$22
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	9.11%	0.64%	0.96%	1.26%	0.94%	109%	$10
R6 Class
2025(3)	$8.03	0.09	0.44	0.53	(0.18)	(0.40)	(0.58)	$7.98	6.72%	0.27%	0.81%	2.12%	1.58%	24%	$220,133
2024	$7.29	0.17	0.77	0.94	(0.16)	(0.04)	(0.20)	$8.03	13.23%	0.27%	0.81%	2.23%	1.69%	29%	$201,078
2023	$7.11	0.15	0.42	0.57	(0.14)	(0.25)	(0.39)	$7.29	8.71%	0.28%	0.82%	2.20%	1.66%	28%	$183,818
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579
2020	$7.84	0.10	0.59	0.69	(0.16)	(0.99)	(1.15)	$7.38	9.18%	0.49%	0.81%	1.41%	1.09%	109%	$213,077

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2503

Semiannual Financial Statement and Other Information

January 31, 2025

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Schedule of Investments

JANUARY 31, 2025 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 36.8%
American Century Diversified Corporate Bond ETF	324,082	$15,001,756
American Century Focused Dynamic Growth ETF(2)	46,051	4,945,417
American Century Focused Large Cap Value ETF	73,375	5,092,225
American Century Multisector Income ETF	346,566	15,096,415
American Century Quality Diversified International ETF	159,057	7,986,252
American Century Short Duration Strategic Income ETF	31,790	1,628,173
American Century U.S. Quality Growth ETF	130,789	13,821,781
American Century U.S. Quality Value ETF	249,638	15,853,286
Avantis International Equity ETF	115,333	7,365,165
Avantis International Small Cap Value ETF	21,822	1,452,909
Avantis U.S. Equity ETF	134,796	13,520,039
Avantis U.S. Small Cap Value ETF	29,058	2,856,692
TOTAL AFFILIATED FUNDS (Cost $77,472,861)		104,620,110
U.S. TREASURY SECURITIES — 22.1%
U.S. Treasury Bonds, 3.00%, 5/15/42	$430,000	338,407
U.S. Treasury Bonds, 4.625%, 11/15/44	1,541,000	1,496,335
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,183,824
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	455,191
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	641,551
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	557,422
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	469,344	477,128
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	698,135	546,404
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	686,135	513,266
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	2,880,591	2,132,227
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	653,500	482,895
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	848,281	476,422
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	261,220	255,535
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,653,996	3,537,547
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,476,710	4,330,679
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,123,750	3,019,531
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,506,725	2,493,005
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,357,680	6,767,316
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,316,156	2,038,847
U.S. Treasury Notes, 4.625%, 2/28/26	12,600,000	12,648,361
U.S. Treasury Notes, 4.25%, 11/30/26	1,500,000	1,501,055
U.S. Treasury Notes, 4.00%, 12/15/27	960,000	954,188
U.S. Treasury Notes, 4.125%, 11/30/29	6,315,000	6,260,977
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,056,129
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,031,787
U.S. Treasury Notes, 4.375%, 11/30/30	6,840,000	6,832,652
U.S. Treasury Notes, 1.875%, 2/15/32(3)	1,200,000	1,014,820
TOTAL U.S. TREASURY SECURITIES (Cost $67,675,137)		63,043,501
COMMON STOCKS — 19.4%
Aerospace and Defense — 0.2%
AAR Corp.(2)	381	25,817
Axon Enterprise, Inc.(2)	98	63,914
Bombardier, Inc., Class B(2)	166	9,714
CAE, Inc.(2)(4)	1,462	34,474
2

	Shares/Principal Amount	Value
Curtiss-Wright Corp.	227	$78,755
Hexcel Corp.	592	38,598
Howmet Aerospace, Inc.	699	88,480
L3Harris Technologies, Inc.	710	150,527
Lockheed Martin Corp.	73	33,795
		524,074
Air Freight and Logistics — 0.1%
Cargojet, Inc.(4)	246	20,156
Deutsche Post AG	1,428	51,412
DSV AS	222	44,226
FedEx Corp.	174	46,087
GXO Logistics, Inc.(2)	388	17,635
InPost SA(2)	529	8,654
Logista Integral SA	531	16,044
		204,214
Automobile Components — 0.1%
Aptiv PLC(2)	264	16,479
BorgWarner, Inc.	3,047	97,199
Continental AG	1,594	113,291
Hyundai Mobis Co. Ltd.	600	108,273
Linamar Corp.	1,377	53,570
		388,812
Automobiles — 0.3%
Bayerische Motoren Werke AG	1,563	126,931
Ferrari NV	253	108,546
Kia Corp.	800	55,822
Mercedes-Benz Group AG	1,972	119,977
Stellantis NV	1,618	21,603
Tesla, Inc.(2)	651	263,394
Volvo Car AB, Class B(2)	16,664	37,722
		733,995
Banks — 0.8%
Bancorp, Inc.(2)	441	26,927
Bank Central Asia Tbk. PT	227,500	131,422
Bank of America Corp.	2,697	124,871
Bankinter SA	1,154	9,832
Barclays PLC	62,256	228,168
BNP Paribas SA	551	37,639
BPER Banca SpA(4)	2,684	18,284
Commerce Bancshares, Inc.	2,987	199,532
First Hawaiian, Inc.	2,830	78,165
Fukuoka Financial Group, Inc.	700	18,998
ING Groep NV, Series N	5,488	91,215
JPMorgan Chase & Co.	848	226,670
Mebuki Financial Group, Inc.	4,800	21,223
NU Holdings Ltd., Class A(2)	15,656	207,285
PNC Financial Services Group, Inc.	280	56,266
Regions Financial Corp.	4,486	110,535
Societe Generale SA	5,216	168,842
Triumph Financial, Inc.(2)	262	20,190
Truist Financial Corp.	4,913	233,957
U.S. Bancorp	5,143	245,733
Westamerica Bancorporation	1,268	65,632
		2,321,386
3

	Shares/Principal Amount	Value
Beverages — 0.1%
Ambev SA	9,100	$17,346
Celsius Holdings, Inc.(2)	1,185	29,601
Heineken NV(4)	1,503	104,425
Lifedrink Co., Inc.	800	11,043
PepsiCo, Inc.	791	119,196
Pernod Ricard SA	1,126	128,600
Royal Unibrew AS	22	1,521
		411,732
Biotechnology — 0.4%
AbbVie, Inc.	601	110,524
ADMA Biologics, Inc.(2)	1,449	23,401
Alkermes PLC(2)	532	16,774
Alnylam Pharmaceuticals, Inc.(2)	431	116,935
Amgen, Inc.	143	40,815
Amicus Therapeutics, Inc.(2)	6,310	60,450
Arcutis Biotherapeutics, Inc.(2)	880	11,651
Argenx SE, ADR(2)	44	28,826
Biohaven Ltd.(2)	304	11,628
BioMarin Pharmaceutical, Inc.(2)	940	59,558
Blueprint Medicines Corp.(2)	202	22,731
Bridgebio Pharma, Inc.(2)	524	17,926
Celldex Therapeutics, Inc.(2)	319	7,812
Centessa Pharmaceuticals PLC, ADR(2)	495	8,375
Crinetics Pharmaceuticals, Inc.(2)	331	13,339
CSL Ltd.	538	92,882
Cytokinetics, Inc.(2)	193	9,546
Halozyme Therapeutics, Inc.(2)	410	23,222
Insmed, Inc.(2)	471	36,069
Madrigal Pharmaceuticals, Inc.(2)(4)	83	27,788
Metsera, Inc.(2)	151	4,002
Mineralys Therapeutics, Inc.(2)	427	4,398
Natera, Inc.(2)	807	142,775
Newamsterdam Pharma Co. NV(2)	176	3,923
Nuvalent, Inc., Class A(2)	137	11,756
PeptiDream, Inc.(2)	700	9,608
Revolution Medicines, Inc.(2)	398	17,094
Scholar Rock Holding Corp.(2)	347	14,012
Telix Pharmaceuticals Ltd.(2)	1,021	18,340
Twist Bioscience Corp.(2)	406	21,262
Vaxcyte, Inc.(2)	312	27,556
Vera Therapeutics, Inc.(2)	236	8,798
Vertex Pharmaceuticals, Inc.(2)	134	61,865
Viking Therapeutics, Inc.(2)	152	4,978
		1,090,619
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.	3,100	38,026
Amazon.com, Inc.(2)	2,154	511,963
Isetan Mitsukoshi Holdings Ltd.(4)	800	13,825
Ollie's Bargain Outlet Holdings, Inc.(2)	150	16,727
Ryohin Keikaku Co. Ltd.	800	21,197
		601,738
Building Products — 0.2%
A.O. Smith Corp.	391	26,314
4

	Shares/Principal Amount	Value
AZEK Co., Inc.(2)	1,389	$71,159
Fortune Brands Innovations, Inc.	399	28,596
Hayward Holdings, Inc.(2)	2,787	41,972
Janus International Group, Inc.(2)	979	8,116
JELD-WEN Holding, Inc.(2)	1,604	14,308
Johnson Controls International PLC	3,100	241,800
Munters Group AB	421	6,689
Reliance Worldwide Corp. Ltd.	3,584	11,933
Sanwa Holdings Corp.	600	18,779
		469,666
Capital Markets — 0.9%
AllianceBernstein Holding LP	1,478	59,209
Ameriprise Financial, Inc.	162	88,024
ARES Management Corp., Class A	1,519	301,096
Bank of New York Mellon Corp.	2,057	176,758
Blackrock, Inc.	96	103,248
Bolsa Mexicana de Valores SAB de CV	19,662	30,382
Coinbase Global, Inc., Class A(2)	540	157,318
Donnelley Financial Solutions, Inc.(2)	332	22,035
Hamilton Lane, Inc., Class A	209	33,269
Integral Corp.(4)	300	7,855
Intercontinental Exchange, Inc.	319	50,986
Intermediate Capital Group PLC	633	18,445
KKR & Co., Inc.	512	85,540
London Stock Exchange Group PLC	1,437	213,837
LPL Financial Holdings, Inc.	686	251,686
Marex Group PLC	223	7,959
Morgan Stanley	1,146	158,641
MSCI, Inc.	309	184,402
Northern Trust Corp.	1,868	209,758
Partners Group Holding AG	47	71,400
S&P Global, Inc.	259	135,045
St. James's Place PLC	1,424	18,491
Swissquote Group Holding SA	46	19,969
T. Rowe Price Group, Inc.	1,339	156,556
TPG, Inc.	1,967	132,281
		2,694,190
Chemicals — 0.3%
Air Liquide SA	754	131,710
Akzo Nobel NV(4)	1,580	89,741
Arkema SA	894	71,252
Aspen Aerogels, Inc.(2)	514	6,009
Avient Corp.	1,426	61,175
DSM-Firmenich AG	924	94,331
Ecolab, Inc.	332	83,063
Element Solutions, Inc.	5,382	138,909
Linde PLC	276	123,129
PPG Industries, Inc.	647	74,651
Solvay SA	117	3,576
Tokyo Ohka Kogyo Co. Ltd.	600	13,369
		890,915
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	1,523	81,267
Casella Waste Systems, Inc., Class A(2)	413	44,414
5

	Shares/Principal Amount	Value
Clean Harbors, Inc.(2)	127	$29,591
Daiei Kankyo Co. Ltd.	800	14,594
Element Fleet Management Corp.	368	7,229
Elis SA	228	4,668
GFL Environmental, Inc.	1,511	65,169
Republic Services, Inc.	987	214,051
		460,983
Communications Equipment — 0.1%
Arista Networks, Inc.(2)	1,471	169,503
Extreme Networks, Inc.(2)	1,290	20,395
F5, Inc.(2)	339	100,771
Motorola Solutions, Inc.	206	96,666
		387,335
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	397	19,892
Construction Partners, Inc., Class A(2)	342	27,497
Eiffage SA	1,199	107,115
EMCOR Group, Inc.	193	86,475
Fugro NV	183	2,921
Kinden Corp.	900	18,410
Ventia Services Group Pty. Ltd.	3,412	8,021
Vinci SA	1,422	153,879
		424,210
Construction Materials — 0.1%
CRH PLC	1,278	126,560
Knife River Corp.(2)	280	29,003
Vulcan Materials Co.	293	80,326
		235,889
Consumer Finance — 0.0%
American Express Co.	312	99,044
Dave, Inc.(2)	164	15,715
Zip Co. Ltd.(2)(4)	10,053	14,926
		129,685
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.(2)	508	36,127
Casey's General Stores, Inc.	116	48,925
Costco Wholesale Corp.	94	92,109
Dollar Tree, Inc.(2)	1,553	113,912
Koninklijke Ahold Delhaize NV	5,054	179,161
Maplebear, Inc.(2)	713	34,424
Marks & Spencer Group PLC	3,332	13,803
PriceSmart, Inc.	242	22,015
Redcare Pharmacy NV(2)	120	15,046
Sysco Corp.	1,235	90,056
Tsuruha Holdings, Inc.	200	12,241
		657,819
Containers and Packaging — 0.2%
Ball Corp.	904	50,353
Graphic Packaging Holding Co.	7,209	197,743
Packaging Corp. of America	149	31,686
Verallia SA	4,825	148,514
		428,296
Distributors — 0.1%
D'ieteren Group	57	9,561
6

	Shares/Principal Amount	Value
LKQ Corp.	1,280	$47,859
Pool Corp.	414	142,520
		199,940
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	1,075	131,795
Duolingo, Inc.(2)	484	176,171
Stride, Inc.(2)	271	36,558
		344,524
Diversified REITs — 0.1%
British Land Co. PLC	19,270	89,627
Essential Properties Realty Trust, Inc.	3,983	127,854
Merlin Properties Socimi SA	6,747	77,754
Stockland	15,594	49,402
		344,637
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(4)	986	33,025
Gamma Communications PLC	533	8,820
Orange SA	12,949	139,260
Verizon Communications, Inc.	1,936	76,259
		257,364
Electric Utilities — 0.4%
Duke Energy Corp.	249	27,886
Edison International	3,124	168,696
Evergy, Inc.	3,057	196,168
Eversource Energy	2,986	172,232
Iberdrola SA	6,478	91,544
NextEra Energy, Inc.	2,487	177,970
PPL Corp.	869	29,198
Xcel Energy, Inc.	2,364	158,861
		1,022,555
Electrical Equipment — 0.3%
AMETEK, Inc.	297	54,814
Eaton Corp. PLC	340	110,990
Emerson Electric Co.	933	121,243
Furukawa Electric Co. Ltd.	200	9,145
GE Vernova, Inc.	101	37,661
Hubbell, Inc.	156	65,990
Nexans SA	36	3,513
Regal Rexnord Corp.	703	111,587
Schneider Electric SE	568	144,059
Siemens Energy AG(2)	1,792	106,619
Signify NV	2,745	59,256
SWCC Corp.	200	9,752
Vertiv Holdings Co., Class A	1,253	146,626
		981,255
Electronic Equipment, Instruments and Components — 0.1%
CDW Corp.	290	57,751
Cognex Corp.	271	10,813
Keyence Corp.	300	129,213
Littelfuse, Inc.	120	28,603
Mirion Technologies, Inc., Class A(2)	866	13,717
TE Connectivity PLC	730	108,018
Yokogawa Electric Corp.	400	8,780
		356,895
7

	Shares/Principal Amount	Value
Energy Equipment and Services — 0.1%
Aris Water Solutions, Inc., Class A	245	$6,255
Baker Hughes Co.	2,669	123,254
DOF Group ASA(2)	1,198	10,059
Expro Group Holdings NV(2)	1,941	24,515
Schlumberger NV	3,075	123,861
Subsea 7 SA	1,041	17,173
TechnipFMC PLC	256	7,693
Transocean Ltd.(2)(4)	7,739	30,337
		343,147
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	89	8,678
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	20,480
Netflix, Inc.(2)	14	13,675
Spotify Technology SA(2)	188	103,127
Walt Disney Co.	359	40,589
		186,549
Financial Services — 0.3%
Adyen NV(2)	65	104,918
Block, Inc.(2)	546	49,588
Corpay, Inc.(2)	696	264,821
Edenred SE	1,925	66,413
Infratil Ltd.	1,939	12,329
Mastercard, Inc., Class A	393	218,284
Payoneer Global, Inc.(2)	2,433	25,790
Shift4 Payments, Inc., Class A(2)(4)	217	26,007
Visa, Inc., Class A	229	78,272
Worldline SA(2)	1,894	16,761
		863,183
Food Products — 0.2%
AAK AB	571	16,596
Conagra Brands, Inc.	6,515	168,673
General Mills, Inc.	1,991	119,739
Kerry Group PLC, Class A	720	73,938
Mondelez International, Inc., Class A	2,892	167,707
Nomad Foods Ltd.	1,618	28,897
Toyo Suisan Kaisha Ltd.	200	12,923
Vital Farms, Inc.(2)	324	14,216
		602,689
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A(4)	409	17,064
Nippon Gas Co. Ltd.	400	5,609
ONE Gas, Inc.	1,844	130,260
Spire, Inc.(4)	2,081	147,668
		300,601
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	645	51,259
CSX Corp.	3,937	129,409
Knight-Swift Transportation Holdings, Inc.	584	33,341
Kyushu Railway Co.(4)	400	9,727
Norfolk Southern Corp.	1,165	297,424
Saia, Inc.(2)	48	23,045
Schneider National, Inc., Class B	726	21,599
Uber Technologies, Inc.(2)	1,002	66,984
8

	Shares/Principal Amount	Value
Union Pacific Corp.	413	$102,337
XPO, Inc.(2)	957	127,922
		863,047
Health Care Equipment and Supplies — 0.7%
Alphatec Holdings, Inc.(2)	2,669	31,467
Becton Dickinson & Co.	785	194,366
Dexcom, Inc.(2)	2,273	197,365
Envista Holdings Corp.(2)	4,698	96,403
GE HealthCare Technologies, Inc.	2,151	189,933
Hologic, Inc.(2)	1,434	103,449
IDEXX Laboratories, Inc.(2)	376	158,691
Insulet Corp.(2)	480	133,622
Integer Holdings Corp.(2)	177	25,173
Intuitive Surgical, Inc.(2)	168	96,076
Lantheus Holdings, Inc.(2)	228	21,092
Mani, Inc.(4)	200	1,861
Medtronic PLC	1,389	126,149
Neogen Corp.(2)	1,541	17,660
SI-BONE, Inc.(2)	1,333	22,341
Terumo Corp.	6,800	127,663
UFP Technologies, Inc.(2)	91	24,994
Ypsomed Holding AG(4)	23	9,038
Zimmer Biomet Holdings, Inc.	3,557	389,420
		1,966,763
Health Care Providers and Services — 0.7%
Addus HomeCare Corp.(2)	61	7,635
Cardinal Health, Inc.	891	110,181
Cencora, Inc.	1,136	288,782
Centene Corp.(2)	1,885	120,696
Chartwell Retirement Residences	10,793	119,192
Cigna Group	315	92,676
Encompass Health Corp.	199	19,755
HealthEquity, Inc.(2)	300	33,126
Henry Schein, Inc.(2)	3,356	268,480
Labcorp Holdings, Inc.	847	211,580
NeoGenomics, Inc.(2)	1,749	25,011
Option Care Health, Inc.(2)	629	19,449
Pediatrix Medical Group, Inc.(2)	811	11,338
Quest Diagnostics, Inc.	1,108	180,715
RadNet, Inc.(2)	563	36,860
Surgery Partners, Inc.(2)	521	13,280
Talkspace, Inc.(2)	3,201	9,923
UnitedHealth Group, Inc.	406	220,251
Universal Health Services, Inc., Class B	669	126,147
		1,915,077
Health Care REITs — 0.3%
Aedifica SA	97	5,844
American Healthcare REIT, Inc.	4,864	137,603
CareTrust REIT, Inc.	2,612	69,218
Healthpeak Properties, Inc.	4,537	93,734
Ventas, Inc.	4,815	290,922
Welltower, Inc.	2,869	391,561
		988,882
9

	Shares/Principal Amount	Value
Health Care Technology — 0.0%
Pro Medicus Ltd.	41	$7,016
Schrodinger, Inc.(2)	173	4,338
Veeva Systems, Inc., Class A(2)	303	70,678
		82,032
Hotel & Resort REITs — 0.0%
Invincible Investment Corp.	103	44,913
Japan Hotel REIT Investment Corp.	89	41,214
Ryman Hospitality Properties, Inc.	510	53,468
		139,595
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	732	96,016
Brinker International, Inc.(2)	129	23,474
Chipotle Mexican Grill, Inc.(2)	4,064	237,134
DoorDash, Inc., Class A(2)	519	98,003
GENDA, Inc.(2)(4)	1,000	18,516
Guzman y Gomez Ltd.(2)(4)	295	7,231
Hilton Worldwide Holdings, Inc.	1,830	468,608
Just Eat Takeaway.com NV(2)(4)	778	9,395
Life Time Group Holdings, Inc.(2)	899	26,062
MakeMyTrip Ltd.(2)	985	107,631
Planet Fitness, Inc., Class A(2)	294	31,799
Round One Corp.	2,100	17,723
Trip.com Group Ltd., ADR(2)	1,689	118,517
Viking Holdings Ltd.(2)	1,312	66,427
		1,326,536
Household Durables — 0.1%
Barratt Redrow PLC	8,459	47,385
Breville Group Ltd.(4)	271	6,384
Champion Homes, Inc.(2)	268	24,744
Mohawk Industries, Inc.(2)	780	95,394
Taylor Wimpey PLC	78,258	115,900
TopBuild Corp.(2)	222	76,075
		365,882
Household Products — 0.3%
Church & Dwight Co., Inc.	1,950	205,764
Colgate-Palmolive Co.	511	44,304
Henkel AG & Co. KGaA, Preference Shares	1,134	99,093
Kimberly-Clark Corp.	1,512	196,514
Procter & Gamble Co.	834	138,436
Reckitt Benckiser Group PLC	3,910	258,563
		942,674
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	143	31,707
TransAlta Corp.	1,832	21,064
Vistra Corp.	1,367	229,697
		282,468
Industrial Conglomerates — 0.1%
Hitachi Ltd.	4,700	118,160
Honeywell International, Inc.	393	87,922
LG Corp.(2)	1,145	58,697
		264,779
10

	Shares/Principal Amount	Value
Industrial REITs — 0.3%
EastGroup Properties, Inc.	514	$87,184
Goodman Group(4)	8,139	181,501
Mapletree Industrial Trust	13,000	20,042
Prologis, Inc.	4,783	570,373
Segro PLC	1,989	17,586
Tritax Big Box REIT PLC	6,385	11,542
Warehouses De Pauw CVA	2,056	44,163
		932,391
Insurance — 0.5%
Allstate Corp.	960	184,637
Goosehead Insurance, Inc., Class A	180	19,291
Hanover Insurance Group, Inc.	801	122,625
HCI Group, Inc.(4)	128	15,607
Just Group PLC	7,958	16,302
Kinsale Capital Group, Inc.	33	14,584
Marsh & McLennan Cos., Inc.	305	66,148
MetLife, Inc.	798	69,035
NN Group NV	2,319	106,433
Palomar Holdings, Inc.(2)	218	23,516
Progressive Corp.	359	88,472
Prudential Financial, Inc.	489	59,052
Prudential PLC	13,230	110,099
Reinsurance Group of America, Inc.	249	56,737
Ryan Specialty Holdings, Inc., Class A	1,413	94,078
Skyward Specialty Insurance Group, Inc.(2)	269	11,911
Storebrand ASA	1,219	14,353
Willis Towers Watson PLC	630	207,626
		1,280,506
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A	2,747	560,443
CAR Group Ltd.	525	13,083
Cargurus, Inc.(2)	512	20,070
Hemnet Group AB	426	14,156
Meta Platforms, Inc., Class A	517	356,306
Pinterest, Inc., Class A(2)	3,943	129,961
QuinStreet, Inc.(2)	1,190	28,155
Scout24 SE	152	14,781
Tencent Holdings Ltd.	3,500	184,153
		1,321,108
IT Services — 0.5%
Accenture PLC, Class A	264	101,627
Amdocs Ltd.	1,821	160,594
BIPROGY, Inc.	300	9,270
Cloudflare, Inc., Class A(2)	1,831	253,410
Cognizant Technology Solutions Corp., Class A	1,138	94,010
GDS Holdings Ltd., ADR(2)	399	8,662
GDS Holdings Ltd., Class A(2)	2,500	6,758
Globant SA(2)	72	15,359
Grid Dynamics Holdings, Inc.(2)	515	11,634
Indra Sistemas SA(4)	650	12,458
International Business Machines Corp.	435	111,230
MongoDB, Inc.(2)	642	175,471
NEC Corp.	1,200	119,015
11

	Shares/Principal Amount	Value
NEXTDC Ltd.(2)	12,697	$115,466
NTT Data Group Corp.	6,700	130,024
		1,324,988
Leisure Products — 0.0%
BRP, Inc.(4)	347	16,594
MIPS AB	181	8,823
Thule Group AB	232	7,346
Tomy Co. Ltd.	500	15,408
YETI Holdings, Inc.(2)	847	31,559
		79,730
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	727	110,155
Avantor, Inc.(2)	2,556	56,948
Bio-Techne Corp.	666	48,984
Danaher Corp.	556	123,844
ICON PLC(2)	316	62,909
IQVIA Holdings, Inc.(2)	1,197	241,028
Lonza Group AG	162	102,723
Mettler-Toledo International, Inc.(2)	46	62,764
Siegfried Holding AG(2)	11	12,355
Thermo Fisher Scientific, Inc.	171	102,215
West Pharmaceutical Services, Inc.	382	130,472
		1,054,397
Machinery — 0.4%
Albany International Corp., Class A	420	33,915
CNH Industrial NV	4,572	58,887
Crane Co.	467	79,539
Cummins, Inc.	367	130,744
Daimler Truck Holding AG	1,582	69,667
Deere & Co.	122	58,140
Dover Corp.	267	54,383
Fluidra SA(4)	478	12,273
Georg Fischer AG(4)	103	8,112
Konecranes OYJ	177	10,648
Miura Co. Ltd.	600	14,458
Organo Corp.(4)	200	9,900
Oshkosh Corp.	1,641	191,012
Parker-Hannifin Corp.	125	88,381
RBC Bearings, Inc.(2)	122	42,548
Techtronic Industries Co. Ltd.	7,000	94,144
Timken Co.	915	73,447
Weir Group PLC	2,827	84,332
Xylem, Inc.	573	71,075
		1,185,605
Media — 0.2%
CyberAgent, Inc.(4)	1,200	8,934
Fox Corp., Class B	930	45,198
Interpublic Group of Cos., Inc.	3,630	104,072
Magnite, Inc.(2)	492	8,462
Omnicom Group, Inc.	1,125	97,639
Trade Desk, Inc., Class A(2)	1,978	234,749
WPP PLC	11,227	106,726
		605,780
12

	Shares/Principal Amount	Value
Metals and Mining — 0.1%
Acerinox SA(4)	719	$7,215
Alamos Gold, Inc., Class A	575	12,023
ATI, Inc.(2)	305	17,413
Capstone Copper Corp.(2)(4)	2,280	12,770
Carpenter Technology Corp.	201	38,805
ERO Copper Corp.(2)	2,423	32,443
GMK Norilskiy Nickel PAO(2)(5)	94,900	1
Hudbay Minerals, Inc.	778	6,413
Reliance, Inc.	311	90,035
Sandfire Resources Ltd.(2)(4)	2,795	16,951
Vale SA	3,300	30,549
		264,618
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc.	3,289	177,310
WEC Energy Group, Inc.	690	68,489
		245,799
Office REITs — 0.1%
Kilroy Realty Corp.	1,119	43,664
Vornado Realty Trust	3,516	152,102
		195,766
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Energy, Inc.	327	73,134
ConocoPhillips	589	58,211
Coterra Energy, Inc.	4,125	114,345
Eni SpA	1,367	19,245
Enterprise Products Partners LP	7,811	255,029
EOG Resources, Inc.	478	60,128
EQT Corp.	1,775	90,738
Gaztransport Et Technigaz SA	99	15,123
Kosmos Energy Ltd.(2)	7,232	22,998
Occidental Petroleum Corp.	2,588	120,730
Parkland Corp.	2,290	50,973
Permian Resources Corp.	7,651	112,087
Repsol SA	3,496	40,630
Shell PLC	622	20,423
Targa Resources Corp.	899	176,923
		1,230,717
Paper and Forest Products — 0.0%
Mondi PLC	4,452	69,299
Passenger Airlines — 0.1%
Southwest Airlines Co.	4,587	140,867
Personal Care Products — 0.2%
elf Beauty, Inc.(2)	536	53,552
Estee Lauder Cos., Inc., Class A	1,299	108,376
Interparfums, Inc.	195	27,499
Kenvue, Inc.	7,157	152,372
Unilever PLC	1,584	90,727
		432,526
Pharmaceuticals — 0.5%
ALK-Abello AS(2)	535	12,047
AstraZeneca PLC	805	113,002
Bristol-Myers Squibb Co.	526	31,008
Camurus AB(2)	74	3,966
13

	Shares/Principal Amount	Value
Edgewise Therapeutics, Inc.(2)	412	$11,544
Eli Lilly & Co.	196	158,972
GSK PLC	10,086	175,694
H Lundbeck AS	1,181	7,227
Haleon PLC	18,312	85,356
Hikma Pharmaceuticals PLC	1,276	36,174
Merck & Co., Inc.	636	62,850
Novo Nordisk AS, Class B	2,376	200,593
Roche Holding AG	544	171,018
Sanofi SA	1,248	135,635
Sanofi SA, ADR	1,222	66,404
Santen Pharmaceutical Co. Ltd.	400	4,025
Verona Pharma PLC, ADR(2)	284	16,273
Zoetis, Inc.	541	92,457
		1,384,245
Professional Services — 0.3%
Adecco Group AG	4,645	110,577
ALS Ltd.	1,560	15,728
Arcadis NV	76	4,339
BayCurrent, Inc.(4)	600	25,585
Equifax, Inc.	194	53,307
Experian PLC	2,429	119,652
First Advantage Corp.(2)	1,243	23,468
Korn Ferry	355	25,109
Paylocity Holding Corp.(2)	108	22,196
RELX PLC	2,814	139,733
TechnoPro Holdings, Inc.	200	3,992
Teleperformance SE	1,418	132,784
Verisk Analytics, Inc.	493	141,708
Verra Mobility Corp.(2)	1,094	28,871
		847,049
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(2)	231	33,435
Colliers International Group, Inc.	94	13,381
Colliers International Group, Inc. (Toronto)	53	7,541
CTP NV	2,798	46,519
FirstService Corp.	62	11,276
FirstService Corp. (Toronto)	184	33,463
Katitas Co. Ltd.(4)	600	8,388
Mitsui Fudosan Co. Ltd.	12,300	111,017
PSP Swiss Property AG	57	8,420
Savills PLC	508	6,708
TAG Immobilien AG(2)	645	9,586
Tokyo Tatemono Co. Ltd.	5,400	83,274
		373,008
Residential REITs — 0.3%
American Homes 4 Rent, Class A	1,528	52,915
AvalonBay Communities, Inc.	940	208,219
Camden Property Trust	667	75,845
Equity Residential	2,013	142,178
Essex Property Trust, Inc.	651	185,255
Invitation Homes, Inc.	2,231	69,496
Sun Communities, Inc.	959	121,313
UNITE Group PLC	7,728	81,853
		937,074
14

	Shares/Principal Amount	Value
Retail REITs — 0.4%
Agree Realty Corp.(4)	2,187	$158,711
Charter Hall Retail REIT	3,382	6,792
Kite Realty Group Trust	2,055	47,573
Link REIT	16,220	67,017
Realty Income Corp.	3,627	198,179
Regency Centers Corp.	2,212	158,910
Scentre Group	47,260	106,953
Simon Property Group, Inc.	1,610	279,915
Unibail-Rodamco-Westfield	927	77,614
Urban Edge Properties	5,414	110,121
		1,211,785
Semiconductors and Semiconductor Equipment — 0.9%
Analog Devices, Inc.	802	169,936
Applied Materials, Inc.	221	39,857
ARM Holdings PLC, ADR(2)	174	27,762
ASML Holding NV	232	171,625
Broadcom, Inc.	1,449	320,620
Credo Technology Group Holding Ltd.(2)	387	27,098
Impinj, Inc.(2)	83	10,532
MACOM Technology Solutions Holdings, Inc.(2)	242	32,004
Marvell Technology, Inc.	682	76,970
Monolithic Power Systems, Inc.	221	140,859
Nova Ltd.(2)	60	14,711
NVIDIA Corp.	6,294	755,720
ON Semiconductor Corp.(2)	1,782	93,270
Onto Innovation, Inc.(2)	96	19,657
Rambus, Inc.(2)	482	29,701
Silicon Laboratories, Inc.(2)	176	23,864
SUMCO Corp.	18,800	138,801
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	300,358
Teradyne, Inc.	545	63,105
Tower Semiconductor Ltd.(2)	256	12,516
		2,468,966
Software — 1.4%
ACI Worldwide, Inc.(2)	540	28,917
Agilysys, Inc.(2)	181	16,330
AppLovin Corp., Class A(2)	895	330,783
BlackLine, Inc.(2)	381	24,327
Cadence Design Systems, Inc.(2)	739	219,941
Crowdstrike Holdings, Inc., Class A(2)	150	59,711
CyberArk Software Ltd.(2)	132	48,969
Datadog, Inc., Class A(2)	1,711	244,177
Descartes Systems Group, Inc.(2)	146	16,900
DocuSign, Inc.(2)	1,435	138,808
Dynatrace, Inc.(2)	617	35,632
Elastic NV(2)	138	15,536
Fair Isaac Corp.(2)	95	177,988
Guidewire Software, Inc.(2)	845	178,523
HubSpot, Inc.(2)	279	217,489
Kinaxis, Inc.(2)	86	9,902
Klaviyo, Inc., Class A(2)	701	32,253
Manhattan Associates, Inc.(2)	646	134,749
Microsoft Corp.	2,247	932,640
15

	Shares/Principal Amount	Value
Money Forward, Inc.(2)(4)	200	$5,535
nCino, Inc.(2)	543	18,467
Onestream, Inc.(2)	589	17,540
Open Text Corp.	1,482	43,603
Palantir Technologies, Inc., Class A(2)	5,947	490,568
Q2 Holdings, Inc.(2)	423	40,257
Salesforce, Inc.	220	75,174
SAP SE	858	236,443
ServiceNow, Inc.(2)	43	43,790
SimilarWeb Ltd.(2)	676	10,958
Tenable Holdings, Inc.(2)	404	17,408
Workday, Inc., Class A(2)	325	85,169
Zscaler, Inc.(2)	731	148,093
		4,096,580
Specialized REITs — 0.7%
American Tower Corp.	705	130,390
Big Yellow Group PLC	2,946	34,740
CubeSmart	1,685	70,264
Digital Core REIT Management Pte. Ltd.	25,700	14,220
Digital Realty Trust, Inc.	1,160	190,078
Equinix, Inc.	505	461,398
Extra Space Storage, Inc.	170	26,180
Iron Mountain, Inc.	1,228	124,728
Keppel DC REIT	1,000	1,613
Lamar Advertising Co., Class A	756	95,573
National Storage Affiliates Trust	275	10,216
Public Storage	1,095	326,835
SBA Communications Corp.	384	75,863
VICI Properties, Inc.	8,471	252,182
Weyerhaeuser Co.	1,603	49,084
		1,863,364
Specialty Retail — 0.3%
Aritzia, Inc.(2)	295	14,188
Auto1 Group SE(2)	756	14,611
Boot Barn Holdings, Inc.(2)	220	35,387
Burlington Stores, Inc.(2)	667	189,381
CarMax, Inc.(2)	472	40,422
Fast Retailing Co. Ltd.	200	65,872
Home Depot, Inc.	479	197,339
JB Hi-Fi Ltd.	233	14,537
RH(2)	28	11,735
Sanrio Co. Ltd.	600	22,389
TJX Cos., Inc.	1,037	129,407
Tractor Supply Co.	1,260	68,494
Warby Parker, Inc., Class A(2)	916	25,382
		829,144
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	3,201	755,436
HP, Inc.	4,643	150,898
Samsung Electronics Co. Ltd.	5,463	195,104
		1,101,438
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	1,000	22,290
Deckers Outdoor Corp.(2)	215	38,132
16

	Shares/Principal Amount	Value
Hanesbrands, Inc.(2)	2,816	$22,866
Levi Strauss & Co., Class A	469	8,925
On Holding AG, Class A(2)	3,188	190,898
		283,111
Tobacco — 0.1%
British American Tobacco PLC	4,842	192,111
KT&G Corp.	476	36,097
		228,208
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	57	14,822
Ashtead Group PLC	1,004	65,433
Beacon Roofing Supply, Inc.(2)	1,377	162,954
Beijer Ref AB(4)	496	7,360
Bunzl PLC	3,073	130,807
Core & Main, Inc., Class A(2)	1,559	87,990
Diploma PLC	351	19,653
Ferguson Enterprises, Inc.	249	45,099
H&E Equipment Services, Inc.	87	7,716
Herc Holdings, Inc.	57	11,626
Howden Joinery Group PLC	438	4,427
MonotaRO Co. Ltd.(4)	5,800	99,926
MSC Industrial Direct Co., Inc., Class A	2,237	179,877
Rexel SA	3,466	91,759
SGH Ltd.(4)	475	14,014
SiteOne Landscape Supply, Inc.(2)	260	36,998
Sumitomo Corp.	3,400	73,713
United Rentals, Inc.	58	43,967
WESCO International, Inc.	475	87,875
		1,186,016
Transportation Infrastructure — 0.0%
Enav SpA	2,823	10,099
Flughafen Zurich AG	73	17,574
SATS Ltd.	5,700	14,187
		41,860
TOTAL COMMON STOCKS (Cost $40,090,498)		55,212,577
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.4%
FHLMC, 6.00%, 2/1/38	$39,172	40,665
FHLMC, 4.50%, 10/1/52	2,818,108	2,658,501
FHLMC, 5.50%, 12/1/52	1,325,170	1,314,465
FHLMC, 5.00%, 6/1/53	1,399,051	1,355,106
FNMA, 4.50%, 10/1/52	2,806,128	2,647,942
FNMA, 5.50%, 3/1/54	1,549,187	1,533,953
GNMA, 2.00%, TBA	1,682,000	1,347,440
GNMA, 5.50%, TBA	2,744,000	2,724,706
GNMA, 7.50%, 2/15/26	1,056	1,057
GNMA, 8.25%, 7/15/26	3,269	3,280
GNMA, 7.00%, 12/15/27	4,886	4,915
GNMA, 6.50%, 3/15/28	3,243	3,278
GNMA, 6.00%, 10/15/28	2,982	3,054
GNMA, 7.00%, 5/15/31	1,468	1,515
GNMA, 6.50%, 10/15/38	172,062	183,054
GNMA, 4.50%, 6/15/41	58,467	56,541
GNMA, 3.50%, 6/20/42	86,268	79,109
17

		Shares/Principal Amount	Value
UMBS, 3.50%, TBA		$3,069,000	$2,715,825
UMBS, 4.00%, TBA		3,384,000	3,094,774
UMBS, 4.50%, TBA		1,444,000	1,359,052
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,151,994)			21,128,232
CORPORATE BONDS — 2.9%
Automobiles — 0.0%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	51,966
Banks — 1.1%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		$102,000	101,519
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	207,583
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	122,819
Bank of America Corp., VRN, 5.47%, 1/23/35		$120,000	120,329
Bank of Nova Scotia, 3.45%, 4/11/25		1,250,000	1,247,390
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	104,027
Citigroup, Inc., VRN, 6.27%, 11/17/33		$20,000	21,028
Citigroup, Inc., VRN, 5.83%, 2/13/35		20,000	19,897
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	231,861
European Union, 0.00%, 7/4/31(7)	EUR	400,000	351,137
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	111,664
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	310,179
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	100,091
Wells Fargo & Co., VRN, 5.39%, 4/24/34		$40,000	39,698
			3,089,222
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		180,000	170,274
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		34,000	33,367
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	70,244
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	44,214
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	102,308
Sprint Capital Corp., 6.875%, 11/15/28		$89,000	94,484
			196,792
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	126,876
Duke Energy Progress LLC, 4.15%, 12/1/44		89,000	72,343
MidAmerican Energy Co., 5.85%, 9/15/54		30,000	30,335
Northern States Power Co., 5.10%, 5/15/53		80,000	73,495
			303,049
Financial Services — 1.1%
Gulf Gate Apartments LLC, VRN, 4.35%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	13,977
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		75,000	73,659
			87,636
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	344,496
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	84,270
			428,766
Hotels, Restaurants and Leisure — 0.0%
MGM Resorts International, 4.625%, 9/1/26		8,000	7,933
18

		Shares/Principal Amount	Value
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		$40,000	$40,047
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	209,197
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		$70,000	62,416
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,975
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	94,223
MEG Energy Corp., 5.875%, 2/1/29(6)		100,000	98,530
			269,728
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		223,051	223,077
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		95,000	74,144
TOTAL CORPORATE BONDS (Cost $8,857,889)			8,362,072
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	232,493
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	171,729
			404,222
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	53,813
Canada — 0.3%
Province of British Columbia, 2.85%, 6/18/25	CAD	684,000	470,628
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	263,093
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,099
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	62,781
			821,601
China — 0.6%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,829,057
Colombia — 0.2%
Colombia Government International Bonds, 3.25%, 4/22/32		$900,000	696,783
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	6,500,000,000	399,247
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	66,210
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	387,627
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	47,500,000	239,709
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	207,814
			901,360
Malaysia — 0.1%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	785,000	176,928
Mexico — 0.2%
Mexico Bonos, 8.50%, 3/1/29	MXN	12,700,000	587,606
Norway — 0.1%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,510,000	128,523
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		$200,000	238,274
Saudi Arabia — 0.2%
Saudi Government International Bonds, 5.625%, 1/13/35(6)		$450,000	454,796
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	180,957
19

		Shares/Principal Amount	Value
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	9,350,000	$282,388
United Kingdom — 0.3%
U.K. Gilts, 0.125%, 1/30/26	GBP	600,000	718,385
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,430,215)			7,873,940
COLLATERALIZED LOAN OBLIGATIONS — 1.4%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.57%, (3-month SOFR plus 1.27%), 7/25/36(6)		$600,000	602,001
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/15/30(6)		250,000	250,530
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.15%, (3-month SOFR plus 1.85%), 7/15/37(6)		675,000	678,459
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.39%, (3-month SOFR plus 2.10%), 4/22/32(6)		750,000	751,742
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/17/30(6)		750,000	750,484
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.45%, (3-month SOFR plus 2.16%), 1/20/30(6)		250,000	250,999
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/18/30(6)		250,000	250,612
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.66%, (3-month SOFR plus 2.36%), 1/25/32(6)		350,000	350,580
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,875,266)			3,885,407
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		700,000	456,175
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.69%, 10/25/29(6)		22,543	21,938
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		394,021	394,988
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		768,416	770,118
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		471,431	473,271
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		576,819	578,468
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		10,604	9,351
			2,704,309
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)		212,011	212,170
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,162,375)			2,916,479
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)		428,000	416,907
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.57%, (1-month SOFR plus 1.26%), 11/15/38(6)		397,000	396,001
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)		396,000	401,924
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)		397,000	414,665
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)		323,000	325,059
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,958,773)			1,954,556
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		9,000	10,141
New York City GO, 6.27%, 12/1/37		40,000	42,145
North Dakota Housing Finance Agency Rev., VRDN, 4.35%, 2/7/25 (SBBPA: Royal Bank of Canada)		750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		50,000	46,504
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		125,000	80,403
State of California GO, 4.60%, 4/1/38		40,000	37,511
State of California GO, 7.60%, 11/1/40		65,000	76,870
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		30,000	29,658
TOTAL MUNICIPAL SECURITIES (Cost $1,127,257)			1,073,232
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		224,795	206,751
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)		400,000	392,898
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)		303,033	292,086
20

	Shares/Principal Amount	Value
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	$169,244	$157,078
TOTAL ASSET-BACKED SECURITIES (Cost $1,100,399)		1,048,813
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	297,993
Insurance — 0.1%
Allianz SE, 2.625%	200,000	180,823
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	304,450
TOTAL PREFERRED STOCKS (Cost $1,050,610)		783,266
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	688	416,006
iShares MSCI EAFE Small-Cap ETF(4)	48	3,003
TOTAL EXCHANGE-TRADED FUNDS (Cost $413,595)		419,009
SHORT-TERM INVESTMENTS — 8.1%
Certificates of Deposit — 1.0%
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	$3,000,000	3,003,091
Commercial Paper(9) — 2.3%
Bank of Montreal, VRN, 4.79%, (SOFR plus 0.30%), 5/30/25(6)	2,500,000	2,501,551
Ionic Funding LLC, 4.96%, 2/5/25 (LOC: Bank of America N.A.)(6)	200,000	199,878
Ionic Funding LLC, 4.59%, 4/22/25 (LOC: Bank of America N.A.)(6)	1,000,000	990,138
Ionic Funding LLC, 4.80%, 3/21/25 (LOC: Citibank N.A.)(6)	500,000	496,997
JP Morgan Securities LLC, VRN, 4.64%, (SOFR plus 0.27%), 6/30/25(6)	750,000	750,340
Natixis SA, 5.02%, 2/27/25(6)	1,500,000	1,495,123
		6,434,027
Money Market Funds — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,117,067	13,117,067
State Street Navigator Securities Lending Government Money Market Portfolio(10)	541,362	541,362
		13,658,429
TOTAL SHORT-TERM INVESTMENTS (Cost $23,089,951)		23,095,547
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $259,456,820)		295,416,741
OTHER ASSETS AND LIABILITIES — (3.8)%		(10,804,355)
TOTAL NET ASSETS — 100.0%		$284,612,386

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	421,543	AUD	661,952	Bank of America N.A.	3/19/25	$9,932
BRL	1,253,600	USD	207,012	Citibank N.A.	3/19/25	5,510
CAD	1,223	USD	850	Bank of America N.A.	3/28/25	(7)
CAD	3,337	USD	2,299	Bank of America N.A.	3/28/25	2
CAD	1,114	USD	778	Citibank N.A.	3/28/25	(10)
CAD	692	USD	482	Citibank N.A.	3/28/25	(5)
CAD	8,081	USD	5,627	Citibank N.A.	3/28/25	(53)
CAD	680	USD	470	Citibank N.A.	3/28/25	(1)
USD	855,057	CAD	1,204,269	Citibank N.A.	3/19/25	24,895
USD	54,568	CAD	77,340	Citibank N.A.	3/28/25	1,233
USD	20,812	CAD	29,497	Citibank N.A.	3/28/25	470
USD	2,756	CAD	3,966	Citibank N.A.	3/28/25	21
USD	5,136	CAD	7,368	Citibank N.A.	3/28/25	55
21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,787	CAD	5,423	Citibank N.A.	3/28/25	$47
USD	2,563	CAD	3,681	Citibank N.A.	3/28/25	24
USD	647	CAD	929	Citibank N.A.	3/28/25	6
USD	1,992	CAD	2,853	Citibank N.A.	3/28/25	25
USD	1,937	CAD	2,774	Citibank N.A.	3/28/25	24
USD	1,652	CAD	2,374	Citibank N.A.	3/28/25	15
USD	1,920	CAD	2,747	Citibank N.A.	3/28/25	26
USD	2,776	CAD	3,986	Citibank N.A.	3/28/25	28
USD	2,213	CAD	3,162	Citibank N.A.	3/28/25	32
USD	683	CAD	978	Citibank N.A.	3/28/25	9
USD	2,168	CAD	3,110	Citibank N.A.	3/28/25	23
USD	1,951	CAD	2,801	Citibank N.A.	3/28/25	19
USD	2,238	CAD	3,198	Citibank N.A.	3/28/25	32
USD	619	CAD	885	Citibank N.A.	3/28/25	9
USD	4,428	CAD	6,358	Citibank N.A.	3/28/25	44
USD	2,432	CAD	3,512	Citibank N.A.	3/28/25	10
USD	3,450	CAD	4,934	Citibank N.A.	3/28/25	47
CLP	48,626,200	USD	50,064	Goldman Sachs & Co.	3/19/25	(514)
USD	1,547,830	CNY	11,090,978	Bank of America N.A.	3/19/25	10,157
USD	76,368	CNY	552,202	Citibank N.A.	3/19/25	(190)
COP	488,357,997	USD	109,461	Goldman Sachs & Co.	3/19/25	5,982
CZK	3,577,755	USD	150,973	UBS AG	3/19/25	(3,507)
DKK	90,714	USD	12,708	UBS AG	3/28/25	(59)
DKK	12,076	USD	1,686	UBS AG	3/28/25	(2)
DKK	9,130	USD	1,266	UBS AG	3/28/25	7
DKK	16,022	USD	2,218	UBS AG	3/28/25	16
DKK	9,837	USD	1,376	UBS AG	3/28/25	(4)
DKK	14,314	USD	2,008	UBS AG	3/28/25	(12)
DKK	8,659	USD	1,212	UBS AG	3/28/25	(4)
USD	56,174	DKK	396,717	UBS AG	3/28/25	855
USD	1,736	DKK	12,259	UBS AG	3/28/25	26
USD	4,052	DKK	28,806	UBS AG	3/28/25	36
USD	2,754	DKK	19,674	UBS AG	3/28/25	11
USD	1,324	DKK	9,543	UBS AG	3/28/25	(6)
USD	1,364	DKK	9,837	UBS AG	3/28/25	(8)
USD	1,840	DKK	13,136	UBS AG	3/28/25	8
USD	4,053	DKK	28,746	UBS AG	3/28/25	45
EUR	202,657	USD	209,648	Citibank N.A.	3/19/25	1,014
EUR	59,427	USD	61,168	Morgan Stanley	3/19/25	606
EUR	1,538	USD	1,589	Bank of America N.A.	3/28/25	10
EUR	1,970	USD	2,077	Bank of America N.A.	3/28/25	(29)
EUR	4,169	USD	4,359	Bank of America N.A.	3/28/25	(23)
EUR	4,493	USD	4,726	UBS AG	3/28/25	(54)
EUR	1,132	USD	1,184	UBS AG	3/28/25	(7)
USD	76,613	EUR	74,192	JPMorgan Chase Bank N.A.	3/19/25	(510)
USD	2,686,870	EUR	2,548,035	UBS AG	3/19/25	38,180
USD	13,320	EUR	12,632	Bank of America N.A.	3/28/25	183
USD	167,317	EUR	158,677	Bank of America N.A.	3/28/25	2,297
USD	13,310	EUR	12,632	Goldman Sachs & Co.	3/28/25	173
USD	167,190	EUR	158,677	Goldman Sachs & Co.	3/28/25	2,170
USD	13,305	EUR	12,632	JPMorgan Chase Bank N.A.	3/28/25	167
USD	167,117	EUR	158,677	JPMorgan Chase Bank N.A.	3/28/25	2,098
USD	167,205	EUR	158,677	UBS AG	3/28/25	2,186
22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,312	EUR	12,632	UBS AG	3/28/25	$174
USD	29,657	EUR	28,352	UBS AG	3/28/25	171
USD	4,199	EUR	4,038	UBS AG	3/28/25	—
USD	1,424	EUR	1,381	UBS AG	3/28/25	(12)
USD	2,111	EUR	2,022	UBS AG	3/28/25	8
USD	1,654	EUR	1,584	UBS AG	3/28/25	7
GBP	4,640	USD	5,892	Bank of America N.A.	3/28/25	(140)
USD	1,092,921	GBP	857,729	Morgan Stanley	3/19/25	29,574
USD	104,164	GBP	82,290	Bank of America N.A.	3/28/25	2,150
USD	5,918	GBP	4,657	Bank of America N.A.	3/28/25	145
USD	7,301	GBP	5,952	Bank of America N.A.	3/28/25	(77)
USD	5,820	GBP	4,658	Bank of America N.A.	3/28/25	45
USD	6,547	GBP	5,249	Bank of America N.A.	3/28/25	40
USD	8,564	GBP	6,876	Bank of America N.A.	3/28/25	39
USD	104,139	GBP	82,290	Goldman Sachs & Co.	3/28/25	2,126
USD	9,561	GBP	7,635	Goldman Sachs & Co.	3/28/25	96
USD	6,428	GBP	5,264	Goldman Sachs & Co.	3/28/25	(97)
HUF	26,351,073	USD	67,154	Citibank N.A.	3/19/25	(314)
USD	141,997	IDR	2,256,103,697	Citibank N.A.	3/19/25	3,959
INR	14,277,899	USD	167,649	Citibank N.A.	3/19/25	(3,429)
JPY	87,472,565	USD	573,530	Morgan Stanley	3/19/25	(6,754)
USD	1,521,272	JPY	229,311,855	UBS AG	3/19/25	35,453
MXN	5,664,662	USD	276,253	Goldman Sachs & Co.	3/19/25	(4,677)
USD	611,627	MXN	12,511,871	Morgan Stanley	3/19/25	11,781
MYR	448,624	USD	101,816	Goldman Sachs & Co.	3/19/25	(872)
USD	132,022	NOK	1,473,058	Citibank N.A.	3/19/25	1,883
PEN	217,536	USD	58,157	Bank of America N.A.	3/19/25	206
PLN	837,827	USD	206,775	UBS AG	3/19/25	(1,066)
RON	470,024	USD	99,188	Citibank N.A.	3/19/25	(1,340)
TRY	1,375,533	USD	35,717	UBS AG	3/19/25	1,232
USD	199,701	ZAR	3,566,365	Morgan Stanley	3/19/25	9,511
ZAR	813,781	USD	43,155	JPMorgan Chase Bank N.A.	3/19/25	243
ZAR	3,558,716	USD	198,849	UBS AG	3/19/25	(9,067)
						$174,758

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	18	March 2025	$2,192,795	$(36,810)
Euro-Bund 10-Year Bonds	5	March 2025	687,381	(22,173)
Euro-OAT 10-Year Bonds	18	March 2025	2,303,900	(46,897)
U.K. Gilt 10-Year Bonds	17	March 2025	1,955,433	(36,056)
U.S. Treasury Long Bonds	17	March 2025	1,936,406	(102,564)
U.S. Treasury Ultra Bonds	21	March 2025	2,487,844	(208,406)
			$11,563,759	$(452,906)
^Amount represents value and unrealized appreciation (depreciation).

23

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	3	March 2025	$616,875	$(967)
U.S. Treasury 10-Year Notes	14	March 2025	1,523,813	2,223
U.S. Treasury 10-Year Ultra Notes	63	March 2025	7,016,625	184,721
			$9,157,313	$185,977
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$3,440,000	$263,338	$37,177	$300,515
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	335,468	22,827	13,690	36,517
						$286,165	$50,867	$337,032
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
24

TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $684,979.
(4)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $941,651. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,757,469, which represented 7.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $993,382, which includes securities collateral of $452,020.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

JANUARY 31, 2025 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $181,442,597) — including $941,651 of securities on loan	$190,255,269
Investment securities - affiliated, at value (cost of $77,472,861)	104,620,110
Investment made with cash collateral received for securities on loan, at value (cost of $541,362)	541,362
Total investment securities, at value (cost of $259,456,820)	295,416,741
Foreign currency holdings, at value (cost of $26,550)	9,366
Receivable for investments sold	245,683
Receivable for capital shares sold	55,100
Receivable for variation margin on futures contracts	27,187
Unrealized appreciation on forward foreign currency exchange contracts	207,608
Interest and dividends receivable	992,003
Securities lending receivable	1,269
296,954,957

Liabilities
Payable for collateral received for securities on loan	541,362
Payable for investments purchased	11,467,711
Payable for capital shares redeemed	126,232
Payable for variation margin on swap agreements	4,819
Unrealized depreciation on forward foreign currency exchange contracts	32,850
Accrued management fees	146,883
Distribution and service fees payable	22,714
12,342,571

Net Assets	$284,612,386

Net Assets Consist of:
Capital (par value and paid-in surplus)	$248,656,250
Distributable earnings (loss)	35,956,136
$284,612,386

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$111,878,324	20,274,583	$5.52
I Class, $0.01 Par Value	$22,908,329	4,149,982	$5.52
A Class, $0.01 Par Value	$70,301,331	12,754,988	$5.51
C Class, $0.01 Par Value	$4,906,692	914,783	$5.36
R Class, $0.01 Par Value	$9,051,387	1,647,910	$5.49
R5 Class, $0.01 Par Value	$7,915	1,432	$5.53
R6 Class, $0.01 Par Value	$65,558,408	11,874,640	$5.52
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $5.85 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
26

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $1,536)	$2,337,558
Income distributions from affiliated funds	1,600,247
Dividends (net of foreign taxes withheld of $14,498)	448,804
Securities lending, net	4,587
4,391,196

Expenses:
Management fees	1,331,953
Distribution and service fees:
A Class	91,270
C Class	24,835
R Class	23,466
Directors' fees and expenses	4,331
Other expenses	13,463
1,489,318
Fees waived(1)	(433,009)
1,056,309

Net investment income (loss)	3,334,887

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $4,543,185 from affiliated funds)	3,750,607
Forward foreign currency exchange contract transactions	380,347
Futures contract transactions	529,321
Swap agreement transactions	(144,177)
Foreign currency translation transactions	(10,514)
4,505,584

Change in net unrealized appreciation (depreciation) on:
Investments (including $1,862,243 from affiliated funds)	5,291,059
Forward foreign currency exchange contracts	304,922
Futures contracts	(703,031)
Swap agreements	182,316
Translation of assets and liabilities in foreign currencies	(10,894)
5,064,372

Net realized and unrealized gain (loss)	9,569,956

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,904,843
(1)Amount consists of $169,919, $33,651, $107,134, $7,289, $13,774, $11 and $101,231 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$3,334,887	$8,121,471
Net realized gain (loss)	4,505,584	8,531,126
Change in net unrealized appreciation (depreciation)	5,064,372	12,145,681
Net increase (decrease) in net assets resulting from operations	12,904,843	28,798,278

Distributions to Shareholders
From earnings:
Investor Class	(6,741,159)	(2,572,031)
I Class	(1,378,734)	(552,227)
A Class	(4,135,477)	(1,400,519)
C Class	(267,662)	(67,873)
R Class	(526,489)	(155,178)
R5 Class	(472)	(208)
R6 Class	(3,526,170)	(2,348,990)
Decrease in net assets from distributions	(16,576,163)	(7,097,026)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(35,333,116)	(32,589,475)

Net increase (decrease) in net assets	(39,004,436)	(10,888,223)

Net Assets
Beginning of period	323,616,822	334,505,045
End of period	$284,612,386	$323,616,822

See Notes to Financial Statements.
28

Notes to Financial Statements

JANUARY 31, 2025 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

29

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

30

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$537,524	—	—	—	$537,524
Exchange-Traded Funds	3,838	—	—	—	3,838
Total Borrowings	$541,362	—	—	—	$541,362
Gross amount of recognized liabilities for securities lending transactions					$541,362
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2025, the investment advisor agreed to waive an additional 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.71%
I Class	0.60% to 0.80%	0.80%	0.51%
A Class	0.80% to 1.00%	1.00%	0.71%
C Class	0.80% to 1.00%	1.00%	0.71%
R Class	0.80% to 1.00%	1.00%	0.71%
R5 Class	0.60% to 0.80%	0.80%	0.51%
R6 Class	0.45% to 0.65%	0.65%	0.36%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.
31

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,020 and $4,400, respectively. The effect of interfund transactions on the Statement of Operations was $(979) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2025 totaled $108,483,295, of which $68,908,271 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2025 totaled $125,964,188, of which $57,422,063 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	685,924	$3,895,536	892,378	$4,739,938
Issued in reinvestment of distributions	1,203,422	6,567,469	467,961	2,490,715
Redeemed	(2,374,288)	(13,532,207)	(4,565,609)	(24,253,101)
	(484,942)	(3,069,202)	(3,205,270)	(17,022,448)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	516,350	2,923,430	1,109,924	5,874,997
Issued in reinvestment of distributions	252,505	1,378,364	103,710	552,174
Redeemed	(679,709)	(3,852,364)	(1,730,234)	(9,247,970)
	89,146	449,430	(516,600)	(2,820,799)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	588,002	3,324,010	1,686,051	8,841,087
Issued in reinvestment of distributions	748,900	4,085,156	260,101	1,383,801
Redeemed	(1,635,181)	(9,302,290)	(3,097,932)	(16,419,025)
	(298,279)	(1,893,124)	(1,151,780)	(6,194,137)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	69,025	371,305	224,588	1,160,820
Issued in reinvestment of distributions	50,434	267,589	13,047	67,625
Redeemed	(148,246)	(819,242)	(488,428)	(2,503,771)
	(28,787)	(180,348)	(250,793)	(1,275,326)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	79,185	444,740	677,356	3,680,824
Issued in reinvestment of distributions	96,659	525,174	29,129	154,891
Redeemed	(260,606)	(1,480,419)	(631,885)	(3,410,792)
	(84,762)	(510,505)	74,600	424,923
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	—	—	53	276
Issued in reinvestment of distributions	87	472	39	208
Redeemed	—	—	(457)	(2,534)
	87	472	(365)	(2,050)
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	3,223,717	18,040,443	3,846,752	20,385,164
Issued in reinvestment of distributions	646,360	3,526,170	440,923	2,348,865
Redeemed	(8,949,144)	(51,696,452)	(5,382,080)	(28,433,667)
	(5,079,067)	(30,129,839)	(1,094,405)	(5,699,638)
Net increase (decrease)	(5,886,604)	$(35,333,116)	(6,144,613)	$(32,589,475)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$104,620,110	—	—
U.S. Treasury Securities	—	$63,043,501	—
Common Stocks	42,610,279	12,602,298	—
U.S. Government Agency Mortgage-Backed Securities	—	21,128,232	—
Corporate Bonds	—	8,362,072	—
Sovereign Governments and Agencies	—	7,873,940	—
Collateralized Loan Obligations	—	3,885,407	—
Collateralized Mortgage Obligations	—	2,916,479	—
Commercial Mortgage-Backed Securities	—	1,954,556	—
Municipal Securities	—	1,073,232	—
Asset-Backed Securities	—	1,048,813	—
Preferred Stocks	—	783,266	—
Exchange-Traded Funds	419,009	—	—
Short-Term Investments	13,658,429	9,437,118	—
	$161,307,827	$134,108,914	—
Other Financial Instruments
Futures Contracts	$186,944	—	—
Swap Agreements	—	$337,032	—
Forward Foreign Currency Exchange Contracts	—	207,608	—
	$186,944	$544,640	—

Liabilities
Other Financial Instruments
Futures Contracts	$311,937	$141,936	—
Forward Foreign Currency Exchange Contracts	—	32,850	—
	$311,937	$174,786	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,075,227.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $23,071,576.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $19,297,683 futures contracts purchased and $4,438,705 futures contracts sold.

Value of Derivative Instruments as of January 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$4,819
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$207,608	Unrealized depreciation on forward foreign currency exchange contracts	32,850
Interest Rate Risk	Receivable for variation margin on futures contracts*	27,187	Payable for variation margin on futures contracts*	—
		$234,795		$37,669
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

34

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(144,177)	Change in net unrealized appreciation (depreciation) on swap agreements	$182,316
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	380,347	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	304,922
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	529,321	Change in net unrealized appreciation (depreciation) on futures contracts	(703,031)
		$765,491		$(215,793)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$260,338,709
Gross tax appreciation of investments	$46,904,746
Gross tax depreciation of investments	(11,826,714)
Net tax appreciation (depreciation) of investments	$35,078,032

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

35

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,307	—	$3,331	$26	$15,002	324	$(301)	$435
American Century Focused Dynamic Growth ETF(3)	5,977	$107	1,367	229	4,946	46	901	—
American Century Focused Large Cap Value ETF	5,765	190	762	(101)	5,092	73	359	46
American Century Multisector Income ETF	16,562	—	1,566	100	15,096	347	(200)	511
American Century Quality Diversified International ETF	8,882	324	1,074	(146)	7,986	159	242	98
American Century Short Duration Strategic Income ETF	1,634	—	—	(6)	1,628	32	—	47
American Century U.S. Quality Growth ETF	15,553	774	3,477	972	13,822	131	2,087	14
American Century U.S. Quality Value ETF	18,422	578	3,523	376	15,853	250	925	125
Avantis International Equity ETF	4,169	4,782	1,548	(38)	7,365	115	(43)	111
Avantis International Small Cap Value ETF	1,689	81	227	(90)	1,453	22	69	33
Avantis U.S. Equity ETF	14,198	973	1,808	157	13,520	135	908	88
Avantis U.S. Small Cap Value ETF	3,347	542	451	(581)	2,857	29	493	21
American Century Emerging Markets Bond ETF	6,061	—	7,025	964	—	—	(897)	71
	$120,566	$8,351	$26,159	$1,862	$104,620	1,663	$4,543	$1,600
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$5.63	0.06	0.17	0.23	(0.08)	(0.26)	(0.34)	$5.52	4.25%	0.72%	1.01%	2.25%	1.96%	40%	$111,878
2024	$5.26	0.13	0.35	0.48	(0.11)	—(4)	(0.11)	$5.63	9.37%	0.72%	1.01%	2.49%	2.20%	30%	$116,902
2023	$5.35	0.12	0.03	0.15	(0.11)	(0.13)	(0.24)	$5.26	3.04%	0.72%	1.01%	2.39%	2.10%	21%	$126,027
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
2020	$5.67	0.06	0.37	0.43	(0.07)	(0.38)	(0.45)	$5.65	7.89%	0.85%	1.01%	1.09%	0.93%	87%	$144,395
I Class
2025(3)	$5.63	0.07	0.17	0.24	(0.09)	(0.26)	(0.35)	$5.52	4.35%	0.52%	0.81%	2.45%	2.16%	40%	$22,908
2024	$5.26	0.14	0.35	0.49	(0.12)	—(4)	(0.12)	$5.63	9.59%	0.52%	0.81%	2.69%	2.40%	30%	$22,876
2023	$5.35	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.26	3.24%	0.52%	0.81%	2.59%	2.30%	21%	$24,080
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
2020	$5.67	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.65	8.11%	0.65%	0.81%	1.29%	1.13%	87%	$27,985
A Class
2025(3)	$5.62	0.06	0.16	0.22	(0.07)	(0.26)	(0.33)	$5.51	4.11%	0.97%	1.26%	2.00%	1.71%	40%	$70,301
2024	$5.25	0.12	0.35	0.47	(0.10)	—(4)	(0.10)	$5.62	9.12%	0.97%	1.26%	2.24%	1.95%	30%	$73,419
2023	$5.34	0.11	0.03	0.14	(0.10)	(0.13)	(0.23)	$5.25	2.77%	0.97%	1.26%	2.14%	1.85%	21%	$74,616
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
2020	$5.67	0.05	0.36	0.41	(0.05)	(0.38)	(0.43)	$5.65	7.62%	1.10%	1.26%	0.84%	0.68%	87%	$78,047
C Class
2025(3)	$5.48	0.03	0.16	0.19	(0.05)	(0.26)	(0.31)	$5.36	3.61%	1.72%	2.01%	1.25%	0.96%	40%	$4,907
2024	$5.12	0.08	0.34	0.42	(0.06)	—(4)	(0.06)	$5.48	8.37%	1.72%	2.01%	1.49%	1.20%	30%	$5,172
2023	$5.21	0.07	0.03	0.10	(0.06)	(0.13)	(0.19)	$5.12	2.05%	1.72%	2.01%	1.39%	1.10%	21%	$6,118
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902
2020	$5.57	0.01	0.35	0.36	(0.02)	(0.38)	(0.40)	$5.53	6.78%	1.85%	2.01%	0.09%	(0.07)%	87%	$14,851

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$5.61	0.05	0.16	0.21	(0.07)	(0.26)	(0.33)	$5.49	3.81%	1.22%	1.51%	1.75%	1.46%	40%	$9,051
2024	$5.24	0.11	0.35	0.46	(0.09)	—(4)	(0.09)	$5.61	8.86%	1.22%	1.51%	1.99%	1.70%	30%	$9,714
2023	$5.32	0.10	0.03	0.13	(0.08)	(0.13)	(0.21)	$5.24	2.72%	1.22%	1.51%	1.89%	1.60%	21%	$8,681
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768
2020	$5.65	0.03	0.37	0.40	(0.04)	(0.38)	(0.42)	$5.63	7.37%	1.35%	1.51%	0.59%	0.43%	87%	$10,783
R5 Class
2025(3)	$5.64	0.07	0.17	0.24	(0.09)	(0.26)	(0.35)	$5.53	4.35%	0.52%	0.81%	2.45%	2.16%	40%	$8
2024	$5.27	0.14	0.35	0.49	(0.12)	—(4)	(0.12)	$5.64	9.57%	0.52%	0.81%	2.69%	2.40%	30%	$8
2023	$5.36	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.27	3.23%	0.52%	0.81%	2.59%	2.30%	21%	$9
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
2020	$5.68	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.66	8.10%	0.65%	0.81%	1.29%	1.13%	87%	$34,465
R6 Class
2025(3)	$5.63	0.07	0.17	0.24	(0.09)	(0.26)	(0.35)	$5.52	4.44%	0.37%	0.66%	2.60%	2.31%	40%	$65,558
2024	$5.26	0.15	0.35	0.50	(0.13)	—(4)	(0.13)	$5.63	9.76%	0.37%	0.66%	2.84%	2.55%	30%	$95,526
2023	$5.35	0.14	0.03	0.17	(0.13)	(0.13)	(0.26)	$5.26	3.40%	0.37%	0.66%	2.74%	2.45%	21%	$94,974
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483
2020	$5.68	0.08	0.37	0.45	(0.09)	(0.38)	(0.47)	$5.66	8.28%	0.50%	0.66%	1.44%	1.28%	87%	$74,665

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 2503

Semiannual Financial Statement and Other Information

January 31, 2025

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Schedule of Investments

JANUARY 31, 2025 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 46.3%
American Century Diversified Corporate Bond ETF	609,783	$28,226,855
American Century Focused Dynamic Growth ETF(2)	225,689	24,236,742
American Century Focused Large Cap Value ETF	358,782	24,899,471
American Century Multisector Income ETF	812,544	35,394,417
American Century Quality Diversified International ETF(3)	576,913	28,966,802
American Century Short Duration Strategic Income ETF	89,869	4,602,776
American Century U.S. Quality Growth ETF(3)	383,451	40,523,102
American Century U.S. Quality Value ETF	633,481	40,229,274
Avantis Emerging Markets Equity ETF(3)	502,134	29,731,354
Avantis International Equity ETF	380,740	24,314,056
Avantis International Small Cap Value ETF	114,600	7,630,068
Avantis U.S. Equity ETF	488,441	48,990,632
Avantis U.S. Small Cap Value ETF	112,389	11,048,962
TOTAL AFFILIATED FUNDS (Cost $248,895,623)		348,794,511
COMMON STOCKS — 26.7%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,483	100,488
Axon Enterprise, Inc.(2)	382	249,133
Bombardier, Inc., Class B(2)	865	50,620
CAE, Inc.(2)(3)	5,710	134,642
Curtiss-Wright Corp.	884	306,695
Hexcel Corp.	2,327	151,720
Howmet Aerospace, Inc.	2,788	352,905
L3Harris Technologies, Inc.	2,294	486,351
Lockheed Martin Corp.	299	138,422
		1,970,976
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,093	89,555
Deutsche Post AG	5,025	180,914
DSV AS	869	173,117
FedEx Corp.	671	177,728
GXO Logistics, Inc.(2)	1,520	69,084
InPost SA(2)	2,683	43,892
Logista Integral SA	2,743	82,880
		817,170
Automobile Components — 0.2%
Aptiv PLC(2)	854	53,307
BorgWarner, Inc.	9,851	314,247
Continental AG	5,606	398,436
Hyundai Mobis Co. Ltd.	2,111	380,942
Linamar Corp.	4,741	184,440
		1,331,372
Automobiles — 0.4%
Bayerische Motoren Werke AG	5,501	446,734
Ferrari NV	988	423,886
Kia Corp.	2,831	197,541
Mercedes-Benz Group AG	6,935	421,926
Stellantis NV	6,164	82,301
Tesla, Inc.(2)	2,463	996,530

	Shares/Principal Amount	Value
Volvo Car AB, Class B(2)	57,507	$130,178
		2,699,096
Banks — 1.1%
Bancorp, Inc.(2)	1,741	106,305
Bank Central Asia Tbk. PT	772,100	446,027
Bank of America Corp.	10,447	483,696
Bankinter SA(3)	5,969	50,856
Barclays PLC	235,499	863,102
BNP Paribas SA	1,895	129,447
BPER Banca SpA(3)	13,927	94,873
Commerce Bancshares, Inc.	9,657	645,088
First Hawaiian, Inc.	9,148	252,668
Fukuoka Financial Group, Inc.	3,700	100,419
ING Groep NV, Series N	18,894	314,035
JPMorgan Chase & Co.	3,195	854,024
Mebuki Financial Group, Inc.	24,300	107,443
NU Holdings Ltd., Class A(2)	60,851	805,667
PNC Financial Services Group, Inc.	891	179,046
Regions Financial Corp.	16,705	411,611
Societe Generale SA	19,089	617,912
Triumph Financial, Inc.(2)	1,020	78,601
Truist Financial Corp.	15,881	756,253
U.S. Bancorp	16,625	794,343
Westamerica Bancorporation	4,035	208,852
		8,300,268
Beverages — 0.2%
Ambev SA	32,900	62,714
Celsius Holdings, Inc.(2)	4,338	108,363
Heineken NV(3)	4,782	332,242
Lifedrink Co., Inc.	3,700	51,075
PepsiCo, Inc.	3,089	465,482
Pernod Ricard SA	3,625	414,009
Royal Unibrew AS	113	7,811
		1,441,696
Biotechnology — 0.6%
AbbVie, Inc.	2,274	418,189
ADMA Biologics, Inc.(2)	5,694	91,958
Alkermes PLC(2)	2,082	65,645
Alnylam Pharmaceuticals, Inc.(2)	1,789	485,374
Amgen, Inc.	483	137,858
Amicus Therapeutics, Inc.(2)	22,608	216,585
Arcutis Biotherapeutics, Inc.(2)	3,250	43,030
Argenx SE, ADR(2)	177	115,958
Biohaven Ltd.(2)	1,141	43,643
BioMarin Pharmaceutical, Inc.(2)	3,675	232,848
Blueprint Medicines Corp.(2)	814	91,599
Bridgebio Pharma, Inc.(2)	2,064	70,609
Celldex Therapeutics, Inc.(2)	1,239	30,343
Centessa Pharmaceuticals PLC, ADR(2)	2,214	37,461
Crinetics Pharmaceuticals, Inc.(2)	1,301	52,430
CSL Ltd.	2,087	360,306
Cytokinetics, Inc.(2)	726	35,908
Halozyme Therapeutics, Inc.(2)	1,635	92,606
Insmed, Inc.(2)	1,854	141,979

	Shares/Principal Amount	Value
Madrigal Pharmaceuticals, Inc.(2)(3)	329	$110,149
Metsera, Inc.(2)	594	15,741
Mineralys Therapeutics, Inc.(2)	1,674	17,242
Natera, Inc.(2)	3,211	568,090
Newamsterdam Pharma Co. NV(2)	757	16,874
Nuvalent, Inc., Class A(2)	531	45,565
PeptiDream, Inc.(2)	3,300	45,292
Revolution Medicines, Inc.(2)	1,567	67,303
Scholar Rock Holding Corp.(2)	1,354	54,675
Telix Pharmaceuticals Ltd.(2)	5,303	95,256
Twist Bioscience Corp.(2)	1,597	83,635
Vaxcyte, Inc.(2)	1,221	107,839
Vera Therapeutics, Inc.(2)	882	32,881
Vertex Pharmaceuticals, Inc.(2)	455	210,064
Viking Therapeutics, Inc.(2)	594	19,454
		4,254,389
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	10,700	131,251
Amazon.com, Inc.(2)	8,160	1,939,469
Isetan Mitsukoshi Holdings Ltd.(3)	4,200	72,582
Ollie's Bargain Outlet Holdings, Inc.(2)	583	65,010
Ryohin Keikaku Co. Ltd.	3,900	103,338
		2,311,650
Building Products — 0.2%
A.O. Smith Corp.	1,262	84,933
AZEK Co., Inc.(2)	5,354	274,285
Fortune Brands Innovations, Inc.	1,598	114,529
Hayward Holdings, Inc.(2)	10,878	163,823
Janus International Group, Inc.(2)	3,857	31,974
JELD-WEN Holding, Inc.(2)	6,339	56,544
Johnson Controls International PLC	11,899	928,122
Munters Group AB	2,192	34,826
Reliance Worldwide Corp. Ltd.	18,512	61,638
Sanwa Holdings Corp.	2,700	84,505
		1,835,179
Capital Markets — 1.3%
AllianceBernstein Holding LP	4,866	194,932
Ameriprise Financial, Inc.	614	333,623
ARES Management Corp., Class A	5,971	1,183,572
Bank of New York Mellon Corp.	6,650	571,434
Blackrock, Inc.	361	388,256
Bolsa Mexicana de Valores SAB de CV	67,682	104,583
Coinbase Global, Inc., Class A(2)	2,166	631,021
Donnelley Financial Solutions, Inc.(2)	1,293	85,816
Hamilton Lane, Inc., Class A	835	132,915
Integral Corp.(3)	1,600	41,893
Intercontinental Exchange, Inc.	1,229	196,431
Intermediate Capital Group PLC	3,286	95,750
KKR & Co., Inc.	1,968	328,794
London Stock Exchange Group PLC	4,845	720,975
LPL Financial Holdings, Inc.	2,638	967,856
Marex Group PLC	1,163	41,507
Morgan Stanley	4,339	600,648
MSCI, Inc.	1,200	716,124

	Shares/Principal Amount	Value
Northern Trust Corp.	6,039	$678,119
Partners Group Holding AG	176	267,370
S&P Global, Inc.	988	515,153
St. James's Place PLC	7,330	95,185
Swissquote Group Holding SA	236	102,452
T. Rowe Price Group, Inc.	4,286	501,119
TPG, Inc.	7,647	514,261
		10,009,789
Chemicals — 0.4%
Air Liquide SA	2,945	514,438
Akzo Nobel NV(3)	5,028	285,580
Arkema SA	3,144	250,576
Aspen Aerogels, Inc.(2)	2,082	24,339
Avient Corp.	5,531	237,280
DSM-Firmenich AG	3,605	368,032
Ecolab, Inc.	1,289	322,495
Element Solutions, Inc.	20,922	539,997
Linde PLC	1,056	471,103
PPG Industries, Inc.	2,092	241,375
Solvay SA	597	18,246
Tokyo Ohka Kogyo Co. Ltd.	3,200	71,301
		3,344,762
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	4,922	262,638
Casella Waste Systems, Inc., Class A(2)	1,619	174,107
Clean Harbors, Inc.(2)	501	116,733
Daiei Kankyo Co. Ltd.	4,100	74,793
Element Fleet Management Corp.	1,868	36,695
Elis SA	1,191	24,382
GFL Environmental, Inc.	5,667	244,418
Republic Services, Inc.	3,673	796,564
		1,730,330
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	5,614	646,901
Extreme Networks, Inc.(2)	4,134	65,358
F5, Inc.(2)	1,095	325,500
Motorola Solutions, Inc.	763	358,038
		1,395,797
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	2,037	102,064
Construction Partners, Inc., Class A(2)	1,338	107,575
Eiffage SA	4,214	376,466
EMCOR Group, Inc.	744	333,357
Fugro NV	917	14,637
Kinden Corp.	4,200	85,915
Ventia Services Group Pty. Ltd.	18,709	43,981
Vinci SA	4,599	497,671
		1,561,666
Construction Materials — 0.1%
CRH PLC	4,994	494,556
Knife River Corp.(2)	1,100	113,938
Vulcan Materials Co.	1,135	311,160
		919,654
Consumer Finance — 0.1%
American Express Co.	1,156	366,972

	Shares/Principal Amount	Value
Dave, Inc.(2)	646	$61,900
Zip Co. Ltd.(2)(3)	51,477	76,429
		505,301
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.(2)	1,749	124,381
Casey's General Stores, Inc.	462	194,858
Costco Wholesale Corp.	361	353,737
Dollar Tree, Inc.(2)	4,942	362,496
Koninklijke Ahold Delhaize NV	16,337	579,137
Maplebear, Inc.(2)	2,770	133,735
Marks & Spencer Group PLC	17,294	71,642
PriceSmart, Inc.	945	85,966
Redcare Pharmacy NV(2)	615	77,110
Sysco Corp.	4,726	344,620
Tsuruha Holdings, Inc.	700	42,842
		2,370,524
Containers and Packaging — 0.2%
Ball Corp.	3,445	191,887
Graphic Packaging Holding Co.	23,918	656,071
Packaging Corp. of America	481	102,289
Verallia SA	16,963	522,122
		1,472,369
Distributors — 0.1%
D'ieteren Group	307	51,495
LKQ Corp.	4,900	183,211
Pool Corp.	1,620	557,685
		792,391
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	4,086	500,944
Duolingo, Inc.(2)	1,894	689,397
Stride, Inc.(2)	1,066	143,803
		1,334,144
Diversified REITs — 0.2%
British Land Co. PLC	62,566	291,001
Essential Properties Realty Trust, Inc.	12,931	415,085
Merlin Properties Socimi SA	21,907	252,463
Stockland	50,685	160,570
		1,119,119
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(3)	3,204	107,312
Gamma Communications PLC	2,720	45,010
Orange SA	45,528	489,631
Verizon Communications, Inc.	7,322	288,414
		930,367
Electric Utilities — 0.5%
Duke Energy Corp.	805	90,152
Edison International	10,101	545,454
Evergy, Inc.	9,724	623,989
Eversource Energy	9,179	529,445
Iberdrola SA	24,274	343,029
NextEra Energy, Inc.	9,532	682,110
PPL Corp.	2,811	94,450
Xcel Energy, Inc.	7,641	513,475
		3,422,104
Electrical Equipment — 0.5%
AMETEK, Inc.	1,133	209,106

	Shares/Principal Amount	Value
Eaton Corp. PLC	1,297	$423,393
Emerson Electric Co.	3,015	391,799
Furukawa Electric Co. Ltd.	1,100	50,299
GE Vernova, Inc.	372	138,711
Hubbell, Inc.	583	246,615
Nexans SA	185	18,051
Regal Rexnord Corp.	2,674	424,444
Schneider Electric SE	2,130	540,220
Siemens Energy AG(2)	6,720	399,822
Signify NV	9,449	203,973
SWCC Corp.	800	39,009
Vertiv Holdings Co., Class A	4,838	566,143
		3,651,585
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	1,131	225,227
Cognex Corp.	1,041	41,536
Keyence Corp.	1,300	559,922
Littelfuse, Inc.	472	112,506
Maruwa Co. Ltd.(3)	300	73,452
Mirion Technologies, Inc., Class A(2)	3,418	54,141
TE Connectivity PLC	2,258	334,116
Yokogawa Electric Corp.	1,900	41,707
		1,442,607
Energy Equipment and Services — 0.2%
Aris Water Solutions, Inc., Class A	972	24,815
Baker Hughes Co.	8,628	398,441
DOF Group ASA(2)	6,127	51,446
Expro Group Holdings NV(2)	7,588	95,837
Schlumberger NV	11,637	468,738
Subsea 7 SA	5,390	88,915
TechnipFMC PLC	1,208	36,301
Transocean Ltd.(2)(3)	30,433	119,297
		1,283,790
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	440	42,905
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	82,876
Netflix, Inc.(2)	49	47,861
Spotify Technology SA(2)	752	412,510
Walt Disney Co.	1,324	149,691
		735,843
Financial Services — 0.4%
Adyen NV(2)	259	418,056
Block, Inc.(2)	2,068	187,816
Corpay, Inc.(2)	2,721	1,035,313
Edenred SE	6,124	211,279
Infratil Ltd.	9,914	63,040
Mastercard, Inc., Class A	1,511	839,255
Payoneer Global, Inc.(2)	6,656	70,553
Shift4 Payments, Inc., Class A(2)(3)	842	100,914
Visa, Inc., Class A	869	297,024
Worldline SA(2)	7,184	63,574
		3,286,824
Food Products — 0.3%
AAK AB	2,962	86,090

	Shares/Principal Amount	Value
Conagra Brands, Inc.	21,059	$545,217
General Mills, Inc.	6,437	387,121
Kerry Group PLC, Class A	2,813	288,872
Mondelez International, Inc., Class A	10,083	584,713
Nomad Foods Ltd.	5,915	105,642
Toyo Suisan Kaisha Ltd.	1,100	71,078
Vital Farms, Inc.(2)	1,272	55,809
		2,124,542
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A(3)	2,125	88,655
Nippon Gas Co. Ltd.	1,600	22,437
ONE Gas, Inc.	5,960	421,014
Spire, Inc.	6,481	459,892
		991,998
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	2,521	200,348
CSX Corp.	12,729	418,402
Knight-Swift Transportation Holdings, Inc.	2,308	131,764
Kyushu Railway Co.(3)	2,400	58,361
Norfolk Southern Corp.	3,982	1,016,604
Saia, Inc.(2)	160	76,818
Schneider National, Inc., Class B	2,887	85,888
Uber Technologies, Inc.(2)	3,712	248,147
Union Pacific Corp.	1,559	386,305
XPO, Inc.(2)	3,723	497,653
		3,120,290
Health Care Equipment and Supplies — 0.9%
Alphatec Holdings, Inc.(2)	10,406	122,687
Becton Dickinson & Co.	2,536	627,914
Dexcom, Inc.(2)	8,851	768,532
Envista Holdings Corp.(2)	15,134	310,550
GE HealthCare Technologies, Inc.	7,560	667,548
Hologic, Inc.(2)	4,637	334,513
IDEXX Laboratories, Inc.(2)	1,464	617,881
Insulet Corp.(2)	1,825	508,043
Integer Holdings Corp.(2)	694	98,701
Intuitive Surgical, Inc.(2)	631	360,856
Lantheus Holdings, Inc.(2)	914	84,554
Mani, Inc.(3)	600	5,582
Medtronic PLC	4,489	407,691
Neogen Corp.(2)	6,125	70,192
SI-BONE, Inc.(2)	5,237	87,772
Terumo Corp.	27,500	516,282
UFP Technologies, Inc.(2)	368	101,075
Ypsomed Holding AG(3)	124	48,727
Zimmer Biomet Holdings, Inc.	11,499	1,258,911
		6,998,011
Health Care Providers and Services — 0.9%
Addus HomeCare Corp.(2)	238	29,788
Cardinal Health, Inc.	2,881	356,264
Cencora, Inc.	4,111	1,045,057
Centene Corp.(2)	6,094	390,199
Chartwell Retirement Residences	34,872	385,107
Cigna Group	1,212	356,583

	Shares/Principal Amount	Value
Encompass Health Corp.	776	$77,034
HealthEquity, Inc.(2)	1,205	133,056
Henry Schein, Inc.(2)	10,848	867,840
Labcorp Holdings, Inc.	2,696	673,461
NeoGenomics, Inc.(2)	6,822	97,555
Option Care Health, Inc.(2)	2,544	78,660
Pediatrix Medical Group, Inc.(2)	3,103	43,380
Quest Diagnostics, Inc.	3,581	584,061
RadNet, Inc.(2)	2,214	144,951
Surgery Partners, Inc.(2)	2,024	51,592
Talkspace, Inc.(2)	14,195	44,004
UnitedHealth Group, Inc.	1,550	840,859
Universal Health Services, Inc., Class B	2,161	407,478
		6,606,929
Health Care REITs — 0.4%
Aedifica SA	509	30,665
American Healthcare REIT, Inc.	15,788	446,643
CareTrust REIT, Inc.	8,440	223,660
Healthpeak Properties, Inc.	14,434	298,206
Ventas, Inc.	15,600	942,552
Welltower, Inc.	9,314	1,271,175
		3,212,901
Health Care Technology — 0.0%
Pro Medicus Ltd.	224	38,335
Schrodinger, Inc.(2)	683	17,126
Veeva Systems, Inc., Class A(2)	1,173	273,614
		329,075
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	334	145,642
Japan Hotel REIT Investment Corp.	288	133,365
Ryman Hospitality Properties, Inc.	1,660	174,034
		453,041
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	2,876	377,245
Brinker International, Inc.(2)	511	92,987
Chipotle Mexican Grill, Inc.(2)	15,837	924,089
DoorDash, Inc., Class A(2)	2,003	378,226
GENDA, Inc.(2)(3)	4,800	88,876
Guzman y Gomez Ltd.(2)(3)	1,504	36,864
Hilton Worldwide Holdings, Inc.	6,721	1,721,046
Just Eat Takeaway.com NV(2)(3)	4,024	48,592
Life Time Group Holdings, Inc.(2)	3,538	102,567
MakeMyTrip Ltd.(2)	3,787	413,805
Planet Fitness, Inc., Class A(2)	1,138	123,086
Round One Corp.	10,600	89,461
Trip.com Group Ltd., ADR(2)	6,600	463,122
Viking Holdings Ltd.(2)	5,021	254,213
		5,114,179
Household Durables — 0.2%
Barratt Redrow PLC	29,118	163,110
Breville Group Ltd.(3)	1,422	33,496
Champion Homes, Inc.(2)	1,048	96,762
Mohawk Industries, Inc.(2)	2,483	303,671
Taylor Wimpey PLC	275,390	407,852

	Shares/Principal Amount	Value
TopBuild Corp.(2)	863	$295,733
		1,300,624
Household Products — 0.4%
Church & Dwight Co., Inc.	7,582	800,053
Colgate-Palmolive Co.	2,020	175,134
Henkel AG & Co. KGaA, Preference Shares	3,667	320,436
Kimberly-Clark Corp.	4,888	635,293
Procter & Gamble Co.	3,153	523,366
Reckitt Benckiser Group PLC	13,244	875,809
		3,330,091
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	556	123,282
TransAlta Corp.	7,172	82,461
Vistra Corp.	5,269	885,350
		1,091,093
Industrial Conglomerates — 0.1%
Hitachi Ltd.	17,300	434,929
Honeywell International, Inc.	1,485	332,224
LG Corp.(2)	3,940	201,981
		969,134
Industrial REITs — 0.4%
EastGroup Properties, Inc.	1,672	283,605
Goodman Group(3)	26,455	589,951
Mapletree Industrial Trust	42,000	64,750
Prologis, Inc.	16,038	1,912,532
Segro PLC	6,462	57,134
Tritax Big Box REIT PLC	33,193	60,004
Warehouses De Pauw CVA	6,691	143,723
		3,111,699
Insurance — 0.6%
Allstate Corp.	3,102	596,608
Goosehead Insurance, Inc., Class A	706	75,662
Hanover Insurance Group, Inc.	2,576	394,360
HCI Group, Inc.(3)	502	61,209
Just Group PLC	40,719	83,412
Kinsale Capital Group, Inc.	131	57,894
Marsh & McLennan Cos., Inc.	1,163	252,231
MetLife, Inc.	2,960	256,070
NN Group NV	8,154	374,238
Palomar Holdings, Inc.(2)	840	90,611
Progressive Corp.	1,379	339,841
Prudential Financial, Inc.	1,819	219,662
Prudential PLC	46,544	387,336
Reinsurance Group of America, Inc.	803	182,972
Ryan Specialty Holdings, Inc., Class A	5,493	365,724
Skyward Specialty Insurance Group, Inc.(2)	1,061	46,981
Storebrand ASA	6,327	74,499
Willis Towers Watson PLC	2,036	670,994
		4,530,304
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	10,400	2,121,808
CAR Group Ltd.	2,692	67,083
Cargurus, Inc.(2)	2,014	78,949
Hemnet Group AB	2,225	73,936

	Shares/Principal Amount	Value
Meta Platforms, Inc., Class A	1,961	$1,351,482
Pinterest, Inc., Class A(2)	14,957	492,983
QuinStreet, Inc.(2)	4,662	110,303
Scout24 SE	786	76,432
Tencent Holdings Ltd.	13,000	683,997
		5,056,973
IT Services — 0.7%
Accenture PLC, Class A	1,013	389,954
Amdocs Ltd.	6,056	534,079
BIPROGY, Inc.	1,300	40,168
Cloudflare, Inc., Class A(2)	7,119	985,270
Cognizant Technology Solutions Corp., Class A	3,677	303,757
GDS Holdings Ltd., ADR(2)	1,296	28,136
GDS Holdings Ltd., Class A(2)	8,000	21,627
Globant SA(2)	291	62,076
Grid Dynamics Holdings, Inc.(2)	2,010	45,406
Indra Sistemas SA(3)	3,356	64,322
International Business Machines Corp.	1,676	428,553
MongoDB, Inc.(2)	2,430	664,168
NEC Corp.	5,000	495,894
NEXTDC Ltd.(2)	48,554	441,549
NTT Data Group Corp.	26,000	504,571
		5,009,530
Leisure Products — 0.0%
BRP, Inc.(3)	1,349	64,510
MIPS AB	945	46,067
Thule Group AB	1,218	38,565
Tomy Co. Ltd.	2,500	77,040
YETI Holdings, Inc.(2)	3,056	113,867
		340,049
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	2,939	445,317
Avantor, Inc.(2)	9,236	205,778
Bio-Techne Corp.	2,801	206,014
Danaher Corp.	2,107	469,313
ICON PLC(2)	1,020	203,062
IQVIA Holdings, Inc.(2)	4,336	873,097
Lonza Group AG	636	403,283
Mettler-Toledo International, Inc.(2)	167	227,861
Siegfried Holding AG(2)	57	64,023
Thermo Fisher Scientific, Inc.	630	376,582
West Pharmaceutical Services, Inc.	1,448	494,564
		3,968,894
Machinery — 0.6%
Albany International Corp., Class A	1,639	132,349
CNH Industrial NV	16,084	207,162
Crane Co.	1,760	299,763
Cummins, Inc.	1,379	491,269
Daimler Truck Holding AG	5,445	239,784
Deere & Co.	474	225,889
Dover Corp.	849	172,924
Fluidra SA(3)	2,477	63,597
Georg Fischer AG(3)	522	41,111
Konecranes OYJ	919	55,286

	Shares/Principal Amount	Value
Miura Co. Ltd.	3,200	$77,112
Organo Corp.(3)	1,000	49,501
Oshkosh Corp.	5,304	617,386
Parker-Hannifin Corp.	472	333,728
RBC Bearings, Inc.(2)	477	166,354
Techtronic Industries Co. Ltd.	24,500	329,502
Timken Co.	2,912	233,746
Weir Group PLC	10,252	305,825
Xylem, Inc.	2,150	266,686
		4,308,974
Media — 0.3%
CyberAgent, Inc.(3)	6,000	44,672
Fox Corp., Class B	2,958	143,759
Interpublic Group of Cos., Inc.	11,736	336,471
Magnite, Inc.(2)	1,942	33,402
Omnicom Group, Inc.	3,638	315,742
Trade Desk, Inc., Class A(2)	7,668	910,038
WPP PLC	39,475	375,255
		2,159,339
Metals and Mining — 0.1%
Acerinox SA(3)	3,874	38,875
Alamos Gold, Inc., Class A	2,922	61,100
ATI, Inc.(2)	1,193	68,108
Capstone Copper Corp.(2)(3)	11,612	65,037
Carpenter Technology Corp.	790	152,517
ERO Copper Corp.(2)	8,768	117,401
GMK Norilskiy Nickel PAO(2)(4)	265,800	3
Hudbay Minerals, Inc.	4,192	34,555
Reliance, Inc.	1,006	291,237
Sandfire Resources Ltd.(2)(3)	14,452	87,648
Vale SA	11,600	107,385
		1,023,866
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc.	11,547	622,499
WEC Energy Group, Inc.	2,231	221,449
		843,948
Office REITs — 0.1%
Kilroy Realty Corp.	3,639	141,994
Vornado Realty Trust	11,416	493,856
		635,850
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	1,130	252,725
ConocoPhillips	2,227	220,094
Coterra Energy, Inc.	13,124	363,797
Eni SpA	5,214	73,405
Enterprise Products Partners LP	25,211	823,139
EOG Resources, Inc.	1,652	207,805
EQT Corp.	5,739	293,378
Gaztransport Et Technigaz SA	513	78,366
Kosmos Energy Ltd.(2)	28,804	91,597
Occidental Petroleum Corp.	8,234	384,116
Parkland Corp.	7,886	175,534
Permian Resources Corp.	30,550	447,557
Repsol SA	12,299	142,938

	Shares/Principal Amount	Value
Shell PLC	2,374	$77,950
Targa Resources Corp.	3,498	688,406
		4,320,807
Paper and Forest Products — 0.0%
Mondi PLC	15,324	238,529
Passenger Airlines — 0.1%
Southwest Airlines Co.	14,778	453,832
Personal Care Products — 0.2%
elf Beauty, Inc.(2)	2,018	201,618
Estee Lauder Cos., Inc., Class A	4,200	350,406
Interparfums, Inc.	756	106,611
Kenvue, Inc.	23,137	492,587
Unilever PLC	6,144	351,910
		1,503,132
Pharmaceuticals — 0.7%
ALK-Abello AS(2)	2,804	63,140
AstraZeneca PLC	3,145	441,481
Bristol-Myers Squibb Co.	1,935	114,068
Camurus AB(2)	397	21,278
Edgewise Therapeutics, Inc.(2)	1,610	45,112
Eli Lilly & Co.	724	587,222
GSK PLC	35,465	617,785
H Lundbeck AS	5,844	35,762
Haleon PLC	71,499	333,272
Hikma Pharmaceuticals PLC	4,488	127,233
Merck & Co., Inc.	2,345	231,733
Novo Nordisk AS, Class B	8,949	755,516
Roche Holding AG	1,915	602,022
Sanofi SA	4,600	499,937
Sanofi SA, ADR	4,120	223,881
Santen Pharmaceutical Co. Ltd.	2,100	21,132
Verona Pharma PLC, ADR(2)	1,284	73,573
Zoetis, Inc.	2,061	352,225
		5,146,372
Professional Services — 0.4%
Adecco Group AG	16,332	388,794
ALS Ltd.	8,126	81,924
Arcadis NV	392	22,379
BayCurrent, Inc.(3)	3,000	127,926
Equifax, Inc.	761	209,108
Experian PLC	9,113	448,903
First Advantage Corp.(2)	4,842	91,417
Korn Ferry	1,411	99,800
Paylocity Holding Corp.(2)	425	87,346
RELX PLC	10,892	540,858
TechnoPro Holdings, Inc.	900	17,964
Teleperformance SE	4,986	466,898
Verisk Analytics, Inc.	1,984	570,281
Verra Mobility Corp.(2)	4,313	113,820
		3,267,418
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	756	109,423
Colliers International Group, Inc.	366	52,100
Colliers International Group, Inc. (Toronto)	267	37,990

	Shares/Principal Amount	Value
CTP NV	9,120	$151,629
FirstService Corp.	323	58,744
FirstService Corp. (Toronto)	719	130,759
Katitas Co. Ltd.(3)	3,100	43,341
Mitsui Fudosan Co. Ltd.	40,000	361,032
PSP Swiss Property AG	290	42,839
Savills PLC	2,789	36,827
TAG Immobilien AG(2)	3,377	50,187
Tokyo Tatemono Co. Ltd.	18,900	291,459
		1,366,330
Residential REITs — 0.4%
American Homes 4 Rent, Class A	4,923	170,483
AvalonBay Communities, Inc.	3,053	676,270
Camden Property Trust	2,168	246,523
Equity Residential	6,508	459,660
Essex Property Trust, Inc.	2,125	604,711
Invitation Homes, Inc.	7,252	225,900
Sun Communities, Inc.	3,121	394,807
UNITE Group PLC	26,441	280,058
		3,058,412
Retail REITs — 0.5%
Agree Realty Corp.(3)	7,064	512,634
Charter Hall Retail REIT	18,302	36,755
Kite Realty Group Trust	6,679	154,619
Link REIT	52,820	218,240
Realty Income Corp.	11,540	630,546
Regency Centers Corp.	7,173	515,308
Scentre Group	153,612	347,635
Simon Property Group, Inc.	5,234	909,983
Unibail-Rodamco-Westfield	3,009	251,933
Urban Edge Properties	17,578	357,537
		3,935,190
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	3,044	644,993
Applied Materials, Inc.	796	143,559
ARM Holdings PLC, ADR(2)	672	107,218
ASML Holding NV	910	673,184
Broadcom, Inc.	5,479	1,212,338
Credo Technology Group Holding Ltd.(2)	1,522	106,570
Impinj, Inc.(2)	332	42,127
MACOM Technology Solutions Holdings, Inc.(2)	962	127,225
Marvell Technology, Inc.	2,653	299,418
Monolithic Power Systems, Inc.	851	542,402
Nova Ltd.(2)	305	74,780
NVIDIA Corp.	23,510	2,822,846
ON Semiconductor Corp.(2)	5,760	301,478
Onto Innovation, Inc.(2)	374	76,580
Rambus, Inc.(2)	1,908	117,571
Silicon Laboratories, Inc.(2)	715	96,947
SUMCO Corp.	65,700	485,064
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	1,301,550
Teradyne, Inc.	2,119	245,359
Tower Semiconductor Ltd.(2)	1,384	67,664
		9,488,873
Software — 2.1%
ACI Worldwide, Inc.(2)	2,108	112,883

	Shares/Principal Amount	Value
Agilysys, Inc.(2)	728	$65,680
AppLovin Corp., Class A(2)	3,480	1,286,173
BlackLine, Inc.(2)	1,499	95,711
Cadence Design Systems, Inc.(2)	2,824	840,479
Crowdstrike Holdings, Inc., Class A(2)	564	224,511
CyberArk Software Ltd.(2)	581	215,539
Datadog, Inc., Class A(2)	6,656	949,878
Descartes Systems Group, Inc.(2)	757	87,625
DocuSign, Inc.(2)	5,615	543,139
Dynatrace, Inc.(2)	2,276	131,439
Elastic NV(2)	538	60,568
Fair Isaac Corp.(2)	365	683,849
Guidewire Software, Inc.(2)	3,294	695,923
HubSpot, Inc.(2)	1,054	821,625
Kinaxis, Inc.(2)	436	50,198
Klaviyo, Inc., Class A(2)	2,767	127,310
Manhattan Associates, Inc.(2)	2,544	530,653
Microsoft Corp.	8,517	3,535,066
Money Forward, Inc.(2)(3)	1,100	30,442
nCino, Inc.(2)	2,138	72,713
Onestream, Inc.(2)	2,293	68,286
Open Text Corp.	5,214	153,405
Palantir Technologies, Inc., Class A(2)	23,132	1,908,159
Q2 Holdings, Inc.(2)	1,663	158,268
Salesforce, Inc.	841	287,370
SAP SE	3,350	923,173
ServiceNow, Inc.(2)	149	151,739
SimilarWeb Ltd.(2)	3,508	56,865
Tenable Holdings, Inc.(2)	1,588	68,427
Workday, Inc., Class A(2)	1,210	317,093
Zscaler, Inc.(2)	2,790	565,226
		15,819,415
Specialized REITs — 0.8%
American Tower Corp.	2,279	421,501
Big Yellow Group PLC	9,611	113,335
CubeSmart	5,445	227,057
Digital Core REIT Management Pte. Ltd.	83,500	46,200
Digital Realty Trust, Inc.	3,776	618,735
Equinix, Inc.	1,727	1,577,891
Extra Space Storage, Inc.	554	85,316
Iron Mountain, Inc.	4,006	406,889
Keppel DC REIT	3,500	5,645
Lamar Advertising Co., Class A	2,443	308,844
National Storage Affiliates Trust	1,085	40,308
Public Storage	3,553	1,060,499
SBA Communications Corp.	1,418	280,140
VICI Properties, Inc.	27,466	817,663
Weyerhaeuser Co.	5,211	159,561
		6,169,584
Specialty Retail — 0.4%
Aritzia, Inc.(2)	1,530	73,587
Auto1 Group SE(2)	3,921	75,780
Boot Barn Holdings, Inc.(2)	854	137,366
Burlington Stores, Inc.(2)	2,564	727,997

	Shares/Principal Amount	Value
CarMax, Inc.(2)	1,685	$144,303
Fast Retailing Co. Ltd.	900	296,421
Home Depot, Inc.	1,817	748,568
JB Hi-Fi Ltd.	1,215	75,805
RH(2)	111	46,521
Sanrio Co. Ltd.	3,200	119,409
TJX Cos., Inc.	4,022	501,905
Tractor Supply Co.	4,645	252,502
Warby Parker, Inc., Class A(2)	3,643	100,948
		3,301,112
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	12,103	2,856,308
HP, Inc.	14,769	479,992
Samsung Electronics Co. Ltd.	19,224	686,561
		4,022,861
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	5,200	115,908
Deckers Outdoor Corp.(2)	852	151,111
Hanesbrands, Inc.(2)	11,189	90,855
Levi Strauss & Co., Class A	1,737	33,055
On Holding AG, Class A(2)	12,402	742,632
		1,133,561
Tobacco — 0.1%
British American Tobacco PLC	17,103	678,578
KT&G Corp.	1,718	130,282
		808,860
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	227	59,027
Ashtead Group PLC	3,923	255,669
Beacon Roofing Supply, Inc.(2)	4,453	526,968
Beijer Ref AB(3)	2,533	37,587
Bunzl PLC	9,933	422,815
Core & Main, Inc., Class A(2)	6,085	343,437
Diploma PLC	1,792	100,339
Ferguson Enterprises, Inc.	957	173,332
H&E Equipment Services, Inc.	334	29,622
Herc Holdings, Inc.	230	46,911
Howden Joinery Group PLC	2,329	23,540
MonotaRO Co. Ltd.(3)	22,800	392,812
MSC Industrial Direct Co., Inc., Class A	7,115	572,117
Rexel SA	11,931	315,860
SGH Ltd.(3)	2,259	66,648
SiteOne Landscape Supply, Inc.(2)	1,012	144,008
Sumitomo Corp.	12,200	264,499
United Rentals, Inc.	219	166,015
WESCO International, Inc.	1,846	341,510
		4,282,716
Transportation Infrastructure — 0.0%
Enav SpA	14,554	52,067
Flughafen Zurich AG	379	91,242
SATS Ltd.	29,600	73,669
		216,978
TOTAL COMMON STOCKS (Cost $145,678,643)		201,436,078

	Shares/Principal Amount	Value
U.S. TREASURY SECURITIES — 13.3%
U.S. Treasury Bonds, 2.375%, 2/15/42	$10,500,000	$7,513,447
U.S. Treasury Bonds, 4.75%, 11/15/43	120,000	118,852
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	155,934
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	738,149
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	424,845
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	75,477
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	391,120	397,606
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,667,882	1,715,376
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	177,747	194,415
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	875,826	861,527
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,181,374	1,161,541
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	1,331,102	995,736
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,587,411	3,047,455
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	2,893,990	2,142,145
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	718,850	531,184
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	1,211,830	680,603
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	8,647,730	8,646,293
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	5,413,725	5,321,807
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	4,989,325	4,830,321
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,366,261	2,289,073
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,374,050	2,294,844
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	9,525,555	9,473,418
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	3,112,868	2,740,171
U.S. Treasury Notes, 0.25%, 5/31/25(5)	9,900,000	9,770,992
U.S. Treasury Notes, 4.625%, 2/28/26	7,080,000	7,107,174
U.S. Treasury Notes, 0.50%, 4/30/27	6,000,000	5,529,844
U.S. Treasury Notes, 2.75%, 7/31/27	3,505,000	3,384,173
U.S. Treasury Notes, 4.375%, 8/31/28	6,170,000	6,188,076
U.S. Treasury Notes, 4.375%, 12/31/29	2,145,000	2,149,189
U.S. Treasury Notes, 3.50%, 4/30/30	2,350,000	2,256,275
U.S. Treasury Notes, 4.375%, 11/30/30	1,390,000	1,388,507
U.S. Treasury Notes, 1.875%, 2/15/32(5)	5,800,000	4,904,965
U.S. Treasury Notes, VRN, 4.37%, (3-month USBMMY plus 0.13%), 7/31/25	1,500,000	1,500,667
TOTAL U.S. TREASURY SECURITIES (Cost $108,171,073)		100,530,081
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.4%
FHLMC, 6.00%, 2/1/38	15,053	15,626
FHLMC, 4.50%, 10/1/52	4,960,384	4,679,447
FHLMC, 5.50%, 12/1/52	4,663,099	4,625,430
FHLMC, 5.00%, 6/1/53	4,925,451	4,770,742
FNMA, 4.50%, 10/1/52	4,937,588	4,659,248
FNMA, 5.50%, 3/1/54	2,340,829	2,317,811
GNMA, 2.00%, TBA	2,936,000	2,352,011
GNMA, 5.50%, TBA	4,828,000	4,794,053
GNMA, 7.50%, 6/15/26	7	7
GNMA, 7.00%, 12/15/27	3,490	3,510
GNMA, 7.50%, 12/15/27	374	375
GNMA, 6.00%, 5/15/28	2,397	2,426
GNMA, 6.50%, 5/15/28	2,123	2,149
GNMA, 7.00%, 5/15/31	4,845	5,001
GNMA, 6.50%, 10/15/38	319,047	339,429
GNMA, 4.50%, 6/15/41	108,446	104,874

		Shares/Principal Amount	Value
UMBS, 3.50%, TBA		$5,361,000	$4,744,066
UMBS, 4.00%, TBA		5,114,000	4,676,913
UMBS, 4.50%, TBA		2,543,000	2,393,400
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $40,543,411)			40,486,518
CORPORATE BONDS — 1.9%
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		105,000	104,888
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	51,966
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	584,338
			636,304
Banks — 1.1%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	253,796
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	207,583
Bank of America Corp., VRN, 5.47%, 1/23/35		$170,000	170,467
Bank of Nova Scotia, 3.45%, 4/11/25		2,255,000	2,250,292
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	416,108
Citigroup, Inc., VRN, 6.27%, 11/17/33		$30,000	31,542
Citigroup, Inc., VRN, 5.83%, 2/13/35		30,000	29,846
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	263,478
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,448,440
Fifth Third Bank, Inc., 3.95%, 7/28/25		$2,415,000	2,407,633
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	62,036
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	413,572
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	150,136
Wells Fargo & Co., VRN, 5.39%, 4/24/34		$60,000	59,547
			8,164,476
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		370,000	350,008
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		82,000	80,473
Olin Corp., 5.125%, 9/15/27		60,000	59,403
			139,876
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		154,000	96,585
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	162,118
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	122,769
Sprint Capital Corp., 6.875%, 11/15/28		$352,000	373,689
			496,458
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	180,298
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	47,958
MidAmerican Energy Co., 5.85%, 9/15/54		55,000	55,615
Northern States Power Co., 5.10%, 5/15/53		110,000	101,055
			384,926
Financial Services — 0.1%
UBS AG, VRN, 5.71%, (SOFR plus 1.26%), 2/21/25		827,000	827,479
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	139,772
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		50,000	49,106
			188,878

		Shares/Principal Amount	Value
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		$510,000	$474,845
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	116,682
			591,527
Hotels, Restaurants and Leisure — 0.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	188,943
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	149,247
			338,190
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	457,824
Meritage Homes Corp., 5.125%, 6/6/27		160,000	160,188
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		114,000	100,213
			718,225
Insurance — 0.0%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	209,197
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		$240,000	241,201
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	177,506
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	62,416
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	110,844
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	130,463
MEG Energy Corp., 5.875%, 2/1/29(6)		130,000	128,088
			369,395
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		154,000	154,017
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		130,000	101,460
TOTAL CORPORATE BONDS (Cost $15,428,432)			14,515,130
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	584,684
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	238,010
			822,694
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	84,727
Canada — 0.1%
Province of British Columbia, 2.85%, 6/18/25	CAD	809,000	556,634
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	360,234
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	22,818
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	67,705
			1,007,391
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$160,000	147,666
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,625,049
Colombia — 0.2%
Colombia Government International Bonds, 3.25%, 4/22/32		$1,500,000	1,161,305
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	16,500,000,000	1,013,473

		Shares/Principal Amount	Value
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	$415,315
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	66,500,000	335,593
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	299,463
			1,050,371
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	990,000	223,132
Mexico — 0.2%
Mexico Bonos, 8.50%, 3/1/29	MXN	25,600,000	1,184,466
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,880,000	160,015
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		$500,000	595,684
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.625%, 1/13/35(6)		$800,000	808,527
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	11,000,000	497,632
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	11,550,000	348,833
United Kingdom — 0.1%
U.K. Gilts, 0.125%, 1/30/26	GBP	800,000	957,846
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,725,453)			13,688,811
COLLATERALIZED LOAN OBLIGATIONS — 1.1%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.57%, (3-month SOFR plus 1.27%), 7/25/36(6)		$1,200,000	1,204,001
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/15/30(6)		350,000	350,741
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.15%, (3-month SOFR plus 1.85%), 7/15/37(6)		1,175,000	1,181,022
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.39%, (3-month SOFR plus 2.10%), 4/22/32(6)		1,450,000	1,453,368
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/17/30(6)		3,000,000	3,001,939
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.45%, (3-month SOFR plus 2.16%), 1/20/30(6)		512,500	514,548
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/18/30(6)		200,000	200,490
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.66%, (3-month SOFR plus 2.36%), 1/25/32(6)		450,000	450,746
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,349,194)			8,356,855
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.7%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		3,547	3,462
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		1,800,000	1,173,020
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		714,164	715,917
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		1,356,990	1,359,996
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		848,575	851,888
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		1,007,741	1,010,622
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		23,859	21,039
			5,135,944
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)		353,350	353,616
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,119,339)			5,489,560

	Shares/Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	$762,000	$742,251
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.57%, (1-month SOFR plus 1.26%), 11/15/38(6)	706,000	704,223
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	706,000	716,561
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	705,000	736,370
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	564,000	567,596
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,474,509)		3,467,001
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	293,963	270,367
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	589,347
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	406,340	391,660
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	241,776	224,398
TOTAL ASSET-BACKED SECURITIES (Cost $1,545,395)		1,475,772
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	496,655
Electric Utilities — 0.0%
Enel SpA, 2.25%	200,000	203,343
Insurance — 0.0%
AXA SA, 6.69%	50,000	63,208
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	507,416
TOTAL PREFERRED STOCKS (Cost $1,660,420)		1,270,622
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	$140,000	157,747
New York City GO, 6.27%, 12/1/37	40,000	42,144
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	112,565
State of California GO, 4.60%, 4/1/38	100,000	93,777
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	44,487
TOTAL MUNICIPAL SECURITIES (Cost $513,116)		450,720
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	684	413,588
iShares MSCI EAFE Small-Cap ETF(3)	240	15,014
TOTAL EXCHANGE-TRADED FUNDS (Cost $431,053)		428,602
SHORT-TERM INVESTMENTS — 4.7%
Certificates of Deposit — 0.5%
Canadian Imperial Bank of Commerce, VRN, 4.61%, (SOFR plus 0.25%), 2/11/25(6)	$1,000,000	1,000,000
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	3,000,000	3,003,090
		4,003,090
Commercial Paper(8) — 1.5%
Alinghi Funding Co. LLC, VRN, 4.69%, 7/10/25 (LOC: UBS AG)(6)	1,250,000	1,250,382
Bank of Montreal, VRN, 4.79%, (SOFR plus 0.30%), 5/30/25(6)	4,000,000	4,002,482
Ionic Funding LLC, 4.96%, 2/5/25 (LOC: Bank of America N.A.)(6)	300,000	299,817
Ionic Funding LLC, 4.80%, 3/21/25 (LOC: Citibank N.A.)(6)	1,250,000	1,242,492
JP Morgan Securities LLC, VRN, 4.64%, (SOFR plus 0.27%), 6/30/25(6)	1,000,000	1,000,453
Natixis SA, 5.02%, 2/27/25(6)	3,500,000	3,488,621
		11,284,247

	Shares/Principal Amount	Value
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,121,411	$14,121,411
State Street Navigator Securities Lending Government Money Market Portfolio(9)	3,939,153	3,939,153
		18,060,564
Treasury Bills(8) — 0.3%
U.S. Treasury Bills, 5.06%, 3/20/25	$1,000,000	994,725
U.S. Treasury Bills, 5.18%, 6/12/25	1,000,000	985,089
		1,979,814
TOTAL SHORT-TERM INVESTMENTS (Cost $35,316,129)		35,327,715
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $630,851,790)		775,717,976
OTHER ASSETS AND LIABILITIES — (2.9)%		(21,870,683)
TOTAL NET ASSETS — 100.0%		$753,847,293

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	868,914	AUD	1,364,464	Bank of America N.A.	3/19/25	$20,472
BRL	3,418,339	USD	564,483	Citibank N.A.	3/19/25	15,024
CAD	5,606	USD	3,897	Bank of America N.A.	3/28/25	(30)
CAD	32,401	USD	22,326	Bank of America N.A.	3/28/25	19
CAD	5,108	USD	3,567	Citibank N.A.	3/28/25	(45)
CAD	3,172	USD	2,211	Citibank N.A.	3/28/25	(23)
CAD	31,641	USD	22,030	Citibank N.A.	3/28/25	(209)
CAD	3,117	USD	2,155	Citibank N.A.	3/28/25	(6)
USD	1,047,848	CAD	1,475,797	Citibank N.A.	3/19/25	30,508
USD	10,825	CAD	15,520	Bank of America N.A.	3/28/25	122
USD	224,586	CAD	318,305	Citibank N.A.	3/28/25	5,075
USD	95,400	CAD	135,209	Citibank N.A.	3/28/25	2,156
USD	11,308	CAD	16,271	Citibank N.A.	3/28/25	87
USD	28,457	CAD	40,821	Citibank N.A.	3/28/25	306
USD	10,874	CAD	15,571	Citibank N.A.	3/28/25	135
USD	12,544	CAD	18,016	Citibank N.A.	3/28/25	119
USD	2,966	CAD	4,260	Citibank N.A.	3/28/25	28
USD	10,104	CAD	14,468	Citibank N.A.	3/28/25	126
USD	6,950	CAD	9,987	Citibank N.A.	3/28/25	63
USD	8,009	CAD	11,477	Citibank N.A.	3/28/25	94
USD	10,451	CAD	14,932	Citibank N.A.	3/28/25	153
USD	3,129	CAD	4,481	Citibank N.A.	3/28/25	39
USD	2,838	CAD	4,057	Citibank N.A.	3/28/25	40
USD	11,931	CAD	17,054	Citibank N.A.	3/28/25	170
USD	14,070	CAD	20,201	Citibank N.A.	3/28/25	138
USD	10,850	CAD	15,669	Citibank N.A.	3/28/25	45
USD	12,202	CAD	17,454	Citibank N.A.	3/28/25	165
CLP	132,586,487	USD	136,507	Goldman Sachs & Co.	3/19/25	(1,401)
USD	2,924,572	CNY	20,956,022	Bank of America N.A.	3/19/25	19,192
COP	1,330,420,858	USD	298,201	Goldman Sachs & Co.	3/19/25	16,298
CZK	9,761,468	USD	411,911	UBS AG	3/19/25	(9,568)
DKK	345,314	USD	48,376	UBS AG	3/28/25	(225)
DKK	45,967	USD	6,418	UBS AG	3/28/25	(8)
DKK	34,756	USD	4,821	UBS AG	3/28/25	26
DKK	60,991	USD	8,443	UBS AG	3/28/25	62

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	37,446	USD	5,236	UBS AG	3/28/25	$(15)
DKK	54,488	USD	7,644	UBS AG	3/28/25	(46)
DKK	32,962	USD	4,613	UBS AG	3/28/25	(17)
USD	213,896	DKK	1,510,601	UBS AG	3/28/25	3,257
USD	6,608	DKK	46,680	UBS AG	3/28/25	99
USD	15,361	DKK	109,196	UBS AG	3/28/25	135
USD	10,483	DKK	74,893	UBS AG	3/28/25	40
USD	5,041	DKK	36,325	UBS AG	3/28/25	(24)
USD	5,191	DKK	37,446	UBS AG	3/28/25	(31)
USD	7,004	DKK	50,003	UBS AG	3/28/25	31
USD	15,430	DKK	109,424	UBS AG	3/28/25	171
EUR	110,098	USD	113,896	Citibank N.A.	3/19/25	551
EUR	6,112	USD	6,316	Bank of America N.A.	3/28/25	40
EUR	7,829	USD	8,256	Bank of America N.A.	3/28/25	(114)
EUR	16,568	USD	17,323	Bank of America N.A.	3/28/25	(93)
EUR	4,500	USD	4,707	UBS AG	3/28/25	(27)
USD	4,756,346	EUR	4,510,578	UBS AG	3/19/25	67,586
USD	46,851	EUR	44,432	Bank of America N.A.	3/28/25	643
USD	551,494	EUR	523,016	Bank of America N.A.	3/28/25	7,572
USD	75,022	EUR	72,042	Bank of America N.A.	3/28/25	100
USD	46,815	EUR	44,432	Goldman Sachs & Co.	3/28/25	608
USD	551,076	EUR	523,016	Goldman Sachs & Co.	3/28/25	7,153
USD	46,795	EUR	44,432	JPMorgan Chase Bank N.A.	3/28/25	587
USD	550,837	EUR	523,016	JPMorgan Chase Bank N.A.	3/28/25	6,915
USD	46,820	EUR	44,432	UBS AG	3/28/25	612
USD	551,128	EUR	523,016	UBS AG	3/28/25	7,205
USD	5,500	EUR	5,228	UBS AG	3/28/25	63
USD	16,688	EUR	16,048	UBS AG	3/28/25	(2)
USD	5,660	EUR	5,488	UBS AG	3/28/25	(47)
USD	8,391	EUR	8,037	UBS AG	3/28/25	33
USD	6,574	EUR	6,294	UBS AG	3/28/25	28
GBP	15,434	USD	19,598	Bank of America N.A.	3/28/25	(465)
USD	1,282,489	GBP	1,006,502	Morgan Stanley	3/19/25	34,704
USD	346,161	GBP	273,469	Bank of America N.A.	3/28/25	7,147
USD	20,008	GBP	15,745	Bank of America N.A.	3/28/25	489
USD	16,724	GBP	13,387	Bank of America N.A.	3/28/25	129
USD	26,292	GBP	21,608	Bank of America N.A.	3/28/25	(495)
USD	22,567	GBP	18,062	Bank of America N.A.	3/28/25	175
USD	35,896	GBP	28,823	Bank of America N.A.	3/28/25	165
USD	346,079	GBP	273,469	Goldman Sachs & Co.	3/28/25	7,065
USD	22,274	GBP	18,088	Morgan Stanley	3/28/25	(150)
HUF	71,990,392	USD	183,462	Citibank N.A.	3/19/25	(858)
USD	307,784	IDR	4,890,192,672	Citibank N.A.	3/19/25	8,581
INR	38,933,234	USD	457,150	Citibank N.A.	3/19/25	(9,350)
USD	1,094,745	JPY	165,018,425	UBS AG	3/19/25	25,513
MXN	15,446,557	USD	753,295	Goldman Sachs & Co.	3/19/25	(12,753)
USD	1,232,886	MXN	25,220,780	Morgan Stanley	3/19/25	23,748
MYR	2,389,875	USD	542,389	Goldman Sachs & Co.	3/19/25	(4,645)
USD	164,372	NOK	1,834,021	Citibank N.A.	3/19/25	2,344
PEN	593,026	USD	158,542	Bank of America N.A.	3/19/25	561
PLN	2,285,823	USD	564,140	UBS AG	3/19/25	(2,908)
RON	1,283,138	USD	270,776	Citibank N.A.	3/19/25	(3,658)
THB	11,656,323	USD	343,718	JPMorgan Chase Bank N.A.	3/19/25	3,318

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	3,750,830	USD	97,394	UBS AG	3/19/25	$3,361
USD	549,178	ZAR	9,807,503	Morgan Stanley	3/19/25	26,156
ZAR	12,827,931	USD	716,780	UBS AG	3/19/25	(32,682)
						$277,652

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	12	March 2025	$1,461,863	$(24,540)
Euro-Bund 10-Year Bonds	12	March 2025	1,649,715	(32,219)
Euro-OAT 10-Year Bonds	25	March 2025	3,199,861	(65,134)
U.K. Gilt 10-Year Bonds	25	March 2025	2,875,637	(53,023)
U.S. Treasury Long Bonds	47	March 2025	5,353,594	(297,154)
U.S. Treasury Ultra Bonds	25	March 2025	2,961,719	(240,299)
			$17,502,389	$(712,369)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	12	March 2025	$2,467,500	$(3,867)
U.S. Treasury 10-Year Notes	55	March 2025	5,986,406	2,643
U.S. Treasury 10-Year Ultra Notes	21	March 2025	2,338,875	(10,104)
			$10,792,781	$(11,328)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$3,310,000	$206,676	$88,556	$295,232
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$10,495,000	810,211	106,621	916,832
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	986,670	66,348	41,055	107,403
						$1,083,235	$236,232	$1,319,467
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,300,709. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,565,744.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,871,686, which represented 4.9% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,514,808, which includes securities collateral of $1,575,655.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2025 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $378,017,014) — including $3,273,350 of securities on loan	$422,984,312
Investment securities - affiliated, at value (cost of $248,895,623) — including $2,027,359 of securities on loan	348,794,511
Investment made with cash collateral received for securities on loan, at value (cost of $3,939,153)	3,939,153
Total investment securities, at value (cost of $630,851,790)	775,717,976
Foreign currency holdings, at value (cost of $74,148)	27,390
Receivable for investments sold	1,198,009
Receivable for capital shares sold	263,200
Receivable for variation margin on futures contracts	5,035
Unrealized appreciation on forward foreign currency exchange contracts	357,547
Interest and dividends receivable	1,558,924
Securities lending receivable	9,382
Other assets	16,377
779,153,840

Liabilities
Disbursements in excess of demand deposit cash	201,834
Payable for collateral received for securities on loan	3,939,153
Payable for investments purchased	20,163,077
Payable for capital shares redeemed	453,377
Payable for variation margin on swap agreements	18,649
Unrealized depreciation on forward foreign currency exchange contracts	79,895
Accrued management fees	374,562
Distribution and service fees payable	76,000
25,306,547

Net Assets	$753,847,293

Net Assets Consist of:
Capital (par value and paid-in surplus)	$602,524,755
Distributable earnings (loss)	151,322,538
$753,847,293

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$232,289,009	35,436,779	$6.56
I Class, $0.01 Par Value	$76,090,359	11,599,408	$6.56
A Class, $0.01 Par Value	$262,038,643	40,169,234	$6.52
C Class, $0.01 Par Value	$11,147,775	1,765,886	$6.31
R Class, $0.01 Par Value	$27,070,336	4,194,691	$6.45
R5 Class, $0.01 Par Value	$9,029	1,375	$6.57
R6 Class, $0.01 Par Value	$145,202,142	22,189,892	$6.54
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $6.92 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,610,344
Interest (net of foreign taxes withheld of $3,393)	3,956,729
Dividends (net of foreign taxes withheld of $43,393)	1,532,781
Securities lending, net	74,282
10,174,136

Expenses:
Management fees	3,858,022
Distribution and service fees:
A Class	332,145
C Class	59,496
R Class	67,865
Directors' fees and expenses	10,976
Other expenses	19,523
4,348,027
Fees waived(1)	(1,600,924)
2,747,103

Net investment income (loss)	7,427,033

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $8,216,525 from affiliated funds)	12,610,871
Forward foreign currency exchange contract transactions	614,483
Futures contract transactions	617,116
Swap agreement transactions	(248,915)
Foreign currency translation transactions	(19,933)
13,573,622

Change in net unrealized appreciation (depreciation) on:
Investments (including $12,464,898 from affiliated funds)	18,566,185
Forward foreign currency exchange contracts	412,570
Futures contracts	(1,514,694)
Swap agreements	475,570
Translation of assets and liabilities in foreign currencies	(11,923)
17,927,708

Net realized and unrealized gain (loss)	31,501,330

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,928,363
(1)Amount consists of $496,462, $162,817, $559,007, $25,034, $57,111, $18 and $300,475 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$7,427,033	$15,942,899
Net realized gain (loss)	13,573,622	23,358,918
Change in net unrealized appreciation (depreciation)	17,927,708	38,752,306
Net increase (decrease) in net assets resulting from operations	38,928,363	78,054,123

Distributions to Shareholders
From earnings:
Investor Class	(11,259,423)	(4,640,706)
I Class	(3,779,298)	(1,462,818)
A Class	(12,421,212)	(4,302,501)
C Class	(525,837)	(136,756)
R Class	(1,252,422)	(367,434)
R5 Class	(437)	(12,336)
R6 Class	(7,143,264)	(2,972,781)
Decrease in net assets from distributions	(36,381,893)	(13,895,332)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,797,706)	(64,164,875)

Net increase (decrease) in net assets	(251,236)	(6,084)

Net Assets
Beginning of period	754,098,529	754,104,613
End of period	$753,847,293	$754,098,529

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2025 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$53,347	—	—	—	$53,347
Common Stocks	3,846,080	—	—	—	3,846,080
Exchange-Traded Funds	39,726	—	—	—	39,726
Total Borrowings	$3,939,153	—	—	—	$3,939,153
Gross amount of recognized liabilities for securities lending transactions					$3,939,153
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2025, the investment advisor agreed to waive an additional 0.27% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.68%
I Class	0.70% to 0.90%	0.90%	0.48%
A Class	0.90% to 1.10%	1.10%	0.68%
C Class	0.90% to 1.10%	1.10%	0.68%
R Class	0.90% to 1.10%	1.10%	0.68%
R5 Class	0.70% to 0.90%	0.90%	0.48%
R6 Class	0.55% to 0.75%	0.75%	0.33%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,603 and $8,901, respectively. The effect of interfund transactions on the Statement of Operations was $(1,115) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2025 totaled $224,653,132, of which $109,910,693 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2025 totaled $201,163,782, of which $72,323,617 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	1,173,619	$7,823,459	2,134,083	$12,932,030
Issued in reinvestment of distributions	1,707,412	11,009,610	746,805	4,550,129
Redeemed	(3,623,570)	(24,094,669)	(9,477,638)	(57,731,315)
	(742,539)	(5,261,600)	(6,596,750)	(40,249,156)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	883,926	5,896,050	5,860,046	34,750,637
Issued in reinvestment of distributions	585,523	3,777,508	238,952	1,460,252
Redeemed	(1,538,702)	(10,230,391)	(3,748,753)	(23,075,265)
	(69,253)	(556,833)	2,350,245	13,135,624
A Class/Shares Authorized	670,000,000		670,000,000
Sold	1,393,556	9,157,907	3,434,687	20,558,536
Issued in reinvestment of distributions	1,885,166	12,092,345	690,131	4,188,401
Redeemed	(3,579,849)	(23,622,721)	(8,508,318)	(50,787,481)
	(301,127)	(2,372,469)	(4,383,500)	(26,040,544)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	59,143	376,805	185,795	1,094,748
Issued in reinvestment of distributions	84,685	525,423	23,191	136,594
Redeemed	(312,924)	(1,980,924)	(854,493)	(5,043,585)
	(169,096)	(1,078,696)	(645,507)	(3,812,243)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	211,199	1,383,489	467,093	2,808,659
Issued in reinvestment of distributions	197,461	1,252,360	61,131	367,423
Redeemed	(435,395)	(2,856,406)	(692,351)	(4,111,706)
	(26,735)	(220,557)	(164,127)	(935,624)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	18,000	105,149
Issued in reinvestment of distributions	67	437	2,051	12,336
Redeemed	—	—	(133,354)	(854,516)
	67	437	(113,303)	(737,031)
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	2,100,424	13,932,619	5,690,859	34,338,619
Issued in reinvestment of distributions	1,110,595	7,143,264	488,106	2,972,781
Redeemed	(2,169,685)	(14,383,871)	(7,177,803)	(42,837,301)
	1,041,334	6,692,012	(998,838)	(5,525,901)
Net increase (decrease)	(267,349)	$(2,797,706)	(10,551,780)	$(64,164,875)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$348,794,511	—	—
Common Stocks	153,981,346	$47,454,732	—
U.S. Treasury Securities	—	100,530,081	—
U.S. Government Agency Mortgage-Backed Securities	—	40,486,518	—
Corporate Bonds	—	14,515,130	—
Sovereign Governments and Agencies	—	13,688,811	—
Collateralized Loan Obligations	—	8,356,855	—
Collateralized Mortgage Obligations	—	5,489,560	—
Commercial Mortgage-Backed Securities	—	3,467,001	—
Asset-Backed Securities	—	1,475,772	—
Preferred Stocks	—	1,270,622	—
Municipal Securities	—	450,720	—
Exchange-Traded Funds	428,602	—	—
Short-Term Investments	18,060,564	17,267,151	—
	$521,265,023	$254,452,953	—
Other Financial Instruments
Futures Contracts	$2,643	—	—
Swap Agreements	—	$1,319,467	—
Forward Foreign Currency Exchange Contracts	—	357,547	—
	$2,643	$1,677,014	—

Liabilities
Other Financial Instruments
Futures Contracts	$551,424	$174,916	—
Forward Foreign Currency Exchange Contracts	—	79,895	—
	$551,424	$254,811	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $7,433,308.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $37,094,519.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $30,701,821 futures contracts purchased and $5,761,895 futures contracts sold.

Value of Derivative Instruments as of January 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$18,649
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$357,547	Unrealized depreciation on forward foreign currency exchange contracts	79,895
Interest Rate Risk	Receivable for variation margin on futures contracts*	5,035	Payable for variation margin on futures contracts*	—
		$362,582		$98,544
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(248,915)	Change in net unrealized appreciation (depreciation) on swap agreements	$475,570
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	614,483	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	412,570
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	617,116	Change in net unrealized appreciation (depreciation) on futures contracts	(1,514,694)
		$982,684		$(626,554)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$633,730,154
Gross tax appreciation of investments	$166,575,482
Gross tax depreciation of investments	(24,587,660)
Net tax appreciation (depreciation) of investments	$141,987,822

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,464	$3,201	—	$(438)	$28,227	610	—	$668
American Century Focused Dynamic Growth ETF(3)	26,011	—	$3,787	2,014	24,238	226	$3,801	—
American Century Focused Large Cap Value ETF	25,222	178	1,101	600	24,899	359	478	232
American Century Multisector Income ETF	35,622	—	—	(228)	35,394	813	—	1,129
American Century Quality Diversified International ETF(4)	28,491	327	84	233	28,967	577	3	363
American Century Short Duration Strategic Income ETF	4,619	—	—	(16)	4,603	90	—	132
American Century U.S. Quality Growth ETF(4)	39,556	157	4,887	5,697	40,523	383	3,279	43
American Century U.S. Quality Value ETF	39,615	618	2,791	2,787	40,229	633	326	326
Avantis Emerging Markets Equity ETF(4)	30,406	12,176	10,141	(2,710)	29,731	502	1,673	635
Avantis International Equity ETF	16,820	12,245	4,540	(211)	24,314	381	(119)	378
Avantis International Small Cap Value ETF	8,258	182	527	(283)	7,630	115	140	181
Avantis U.S. Equity ETF	44,845	1,575	548	3,119	48,991	488	540	320
Avantis U.S. Small Cap Value ETF	12,538	99	991	(597)	11,049	112	495	97
American Century Emerging Markets Bond ETF	9,035	—	11,533	2,498	—	—	(2,399)	106
	$346,502	$30,758	$40,930	$12,465	$348,795	5,289	$8,217	$4,610
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$6.54	0.07	0.27	0.34	(0.10)	(0.22)	(0.32)	$6.56	5.40%	0.69%	1.11%	1.98%	1.56%	29%	$232,289
2024	$5.99	0.13	0.54	0.67	(0.12)	—	(0.12)	$6.54	11.30%	0.69%	1.11%	2.21%	1.79%	28%	$236,663
2023	$6.00	0.12	0.20	0.32	(0.11)	(0.22)	(0.33)	$5.99	5.89%	0.69%	1.11%	2.10%	1.68%	25%	$256,440
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
2020	$6.57	0.07	0.46	0.53	(0.08)	(0.77)	(0.85)	$6.25	8.42%	0.84%	1.11%	1.13%	0.86%	99%	$297,963
I Class
2025(3)	$6.55	0.07	0.27	0.34	(0.11)	(0.22)	(0.33)	$6.56	5.35%	0.49%	0.91%	2.18%	1.76%	29%	$76,090
2024	$6.00	0.15	0.53	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$76,385
2023	$6.00	0.13	0.21	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.28%	0.49%	0.91%	2.30%	1.88%	25%	$55,900
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
2020	$6.57	0.08	0.46	0.54	(0.09)	(0.77)	(0.86)	$6.25	8.64%	0.64%	0.91%	1.33%	1.06%	99%	$62,820
A Class
2025(3)	$6.51	0.06	0.26	0.32	(0.09)	(0.22)	(0.31)	$6.52	5.13%	0.94%	1.36%	1.73%	1.31%	29%	$262,039
2024	$5.97	0.12	0.52	0.64	(0.10)	—	(0.10)	$6.51	10.89%	0.94%	1.36%	1.96%	1.54%	28%	$263,506
2023	$5.97	0.11	0.20	0.31	(0.09)	(0.22)	(0.31)	$5.97	5.82%	0.94%	1.36%	1.85%	1.43%	25%	$267,677
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
2020	$6.55	0.05	0.46	0.51	(0.07)	(0.77)	(0.84)	$6.22	8.04%	1.09%	1.36%	0.88%	0.61%	99%	$288,517
C Class
2025(3)	$6.31	0.03	0.26	0.29	(0.07)	(0.22)	(0.29)	$6.31	4.71%	1.69%	2.11%	0.98%	0.56%	29%	$11,148
2024	$5.79	0.07	0.51	0.58	(0.06)	—	(0.06)	$6.31	10.09%	1.69%	2.11%	1.21%	0.79%	28%	$12,208
2023	$5.81	0.06	0.21	0.27	(0.07)	(0.22)	(0.29)	$5.79	5.12%	1.69%	2.11%	1.10%	0.68%	25%	$14,930
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
2021	$6.10	—(4)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683
2020	$6.45	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$6.10	7.18%	1.84%	2.11%	0.13%	(0.14)%	99%	$39,523

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$6.44	0.05	0.27	0.32	(0.09)	(0.22)	(0.31)	$6.45	5.05%	1.19%	1.61%	1.48%	1.06%	29%	$27,070
2024	$5.91	0.10	0.52	0.62	(0.09)	—	(0.09)	$6.44	10.55%	1.19%	1.61%	1.71%	1.29%	28%	$27,204
2023	$5.91	0.09	0.21	0.30	(0.08)	(0.22)	(0.30)	$5.91	5.65%	1.19%	1.61%	1.60%	1.18%	25%	$25,907
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353
2020	$6.51	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$6.17	7.77%	1.34%	1.61%	0.63%	0.36%	99%	$35,807
R5 Class
2025(3)	$6.55	0.07	0.28	0.35	(0.11)	(0.22)	(0.33)	$6.57	5.50%	0.49%	0.91%	2.18%	1.76%	29%	$9
2024	$6.00	0.14	0.54	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$9
2023	$6.00	0.14	0.20	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.27%	0.49%	0.91%	2.30%	1.88%	25%	$688
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
2020	$6.58	0.08	0.45	0.53	(0.09)	(0.77)	(0.86)	$6.25	8.46%	0.64%	0.91%	1.33%	1.06%	99%	$6,960
R6 Class
2025(3)	$6.53	0.08	0.27	0.35	(0.12)	(0.22)	(0.34)	$6.54	5.45%	0.34%	0.76%	2.33%	1.91%	29%	$145,202
2024	$5.99	0.16	0.52	0.68	(0.14)	—	(0.14)	$6.53	11.52%	0.34%	0.76%	2.56%	2.14%	28%	$138,125
2023	$5.99	0.14	0.21	0.35	(0.13)	(0.22)	(0.35)	$5.99	6.45%	0.34%	0.76%	2.45%	2.03%	25%	$132,562
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426
2020	$6.56	0.09	0.46	0.55	(0.10)	(0.77)	(0.87)	$6.24	8.82%	0.49%	0.76%	1.48%	1.21%	99%	$121,246

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 2503

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 28, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2025